UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

June 30, 2012

MFS® RESEARCH SERIES

MFS® Variable Insurance Trust

VFR-SEM

MFS® RESEARCH SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Research Series

PORTFOLIO COMPOSITION

Portfolio structure (s)

Top ten holdings
Apple, Inc.	5.4%
Exxon Mobil Corp.	4.6%
Danaher Corp.	2.3%
Pfizer, Inc.	2.1%
JPMorgan Chase & Co.	2.1%
Target Corp.	1.9%
Google, Inc., “A”	1.8%
Philip Morris International, Inc.	1.8%
Merck & Co., Inc.	1.6%
Oracle Corp.	1.6%

Global equity sectors
Technology (s)	18.9%
Energy	14.5%
Financial Services	14.3%
Capital Goods	14.0%
Health Care	12.0%
Consumer Cyclicals	11.9%
Consumer Staples (s)	8.7%
Telecommunications/Cable Television	4.6%

(s)	Includes securities sold short.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

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MFS Research Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.87%	$1,000.00	$1,089.46	$4.52
	Hypothetical (h)	0.87%	$1,000.00	$1,020.54	$4.37
Service Class	Actual	1.12%	$1,000.00	$1,087.84	$5.81
	Hypothetical (h)	1.12%	$1,000.00	$1,019.29	$5.62

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expenses Impacting Table

Expense ratios include 0.01% of investment related expenses from short sale dividend and interest expenses.

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MFS Research Series

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Aerospace – 2.4%
Honeywell International, Inc.	27,150	$1,516,053
Precision Castparts Corp.	9,780	1,608,712
United Technologies Corp.	16,700	1,261,351

		$4,386,116

Apparel Manufacturers – 1.6%
Guess?, Inc.	20,700	$628,659
Li & Fung Ltd.	234,000	454,065
NIKE, Inc., “B”	10,230	897,989
VF Corp.	7,240	966,178

		$2,946,891

Automotive – 1.3%
Delphi Automotive PLC (a)	38,480	$981,240
General Motors Co. (a)	34,610	682,509
Johnson Controls, Inc.	25,920	718,243

		$2,381,992

Biotechnology – 1.6%
Celgene Corp. (a)	15,690	$1,006,670
Gilead Sciences, Inc. (a)	23,700	1,215,336
ViroPharma, Inc. (a)	30,700	727,590

		$2,949,596

Broadcasting – 2.5%
News Corp., “A”	110,690	$2,467,280
Walt Disney Co.	43,610	2,115,085

		$4,582,365

Brokerage & Asset Managers – 1.9%
BlackRock, Inc.	7,734	$1,313,388
CME Group, Inc.	2,310	619,334
Franklin Resources, Inc.	11,570	1,284,154
NASDAQ OMX Group, Inc.	15,370	348,438

		$3,565,314

Business Services – 1.3%
Accenture PLC, “A”	23,770	$1,428,339
FleetCor Technologies, Inc. (a)	29,570	1,036,133

		$2,464,472

Cable TV – 1.5%
Comcast Corp., “Special A”	58,730	$1,844,122
Time Warner Cable, Inc.	10,700	878,470

		$2,722,592

Chemicals – 2.1%
3M Co.	30,270	$2,712,192
Celanese Corp.	32,810	1,135,882

		$3,848,074

Computer Software – 4.7%
Autodesk, Inc. (a)	27,950	$977,971
Check Point Software Technologies Ltd. (a)	17,900	887,661

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Citrix Systems, Inc. (a)	17,900	$1,502,526
Microsoft Corp.	21,700	663,803
Oracle Corp.	100,040	2,971,188
Red Hat, Inc. (a)	12,400	700,352
Salesforce.com, Inc. (a)	6,590	911,133

		$8,614,634

Computer Software – Systems – 7.1%
Apple, Inc. (a)(s)	16,840	$9,834,560
EMC Corp. (a)	80,430	2,061,421
Hewlett-Packard Co.	57,000	1,146,270

		$13,042,251

Construction – 0.8%
Stanley Black & Decker, Inc.	23,040	$1,482,854

Consumer Products – 2.1%
Colgate-Palmolive Co.	12,900	$1,342,890
International Flavors & Fragrances, Inc.	15,750	863,100
Newell Rubbermaid, Inc.	49,880	904,823
Nu Skin Enterprises, Inc., “A”	7,240	339,556
Procter & Gamble Co.	7,430	455,088

		$3,905,457

Consumer Services – 0.3%
Priceline.com, Inc. (a)	680	$451,874

Containers – 0.4%
Silgan Holdings, Inc.	16,520	$705,239

Electrical Equipment – 2.3%
Danaher Corp.	80,290	$4,181,503

Electronics – 2.0%
Altera Corp.	25,730	$870,703
ASML Holding N.V.	21,353	1,097,971
JDS Uniphase Corp. (a)	39,160	430,760
Microchip Technology, Inc.	38,230	1,264,648

		$3,664,082

Energy – Independent – 3.9%
Cabot Oil & Gas Corp.	26,610	$1,048,434
EOG Resources, Inc.	6,410	577,605
EQT Corp.	16,470	883,286
Noble Energy, Inc.	5,100	432,582
Occidental Petroleum Corp.	32,660	2,801,248
Pioneer Natural Resources Co.	9,170	808,886
WPX Energy, Inc. (a)	31,090	503,036

		$7,055,077

Energy – Integrated – 4.6%
Exxon Mobil Corp. (s)	98,940	$8,466,296

Engineering – Construction – 0.6%
Fluor Corp.	23,750	$1,171,825

4

MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – 4.0%
Coca-Cola Enterprises, Inc.	29,420	$824,937
Dr Pepper Snapple Group, Inc.	29,040	1,270,500
General Mills, Inc.	29,130	1,122,670
Groupe Danone	19,071	1,182,944
Ingredion, Inc.	10,640	526,893
Kraft Foods, Inc., “A”	51,340	1,982,751
Mead Johnson Nutrition Co., “A”	5,890	474,204

		$7,384,899

Food & Drug Stores – 1.1%
CVS Caremark Corp.	41,890	$1,957,520

Gaming & Lodging – 0.1%
Sands China Ltd.	79,600	$254,987

General Merchandise – 2.7%
Dollar General Corp. (a)	15,830	$860,994
Kohl’s Corp.	12,670	576,358
Target Corp.	59,950	3,488,491

		$4,925,843

Health Maintenance Organizations – 1.0%
Aetna, Inc.	15,720	$609,464
UnitedHealth Group, Inc.	19,660	1,150,110

		$1,759,574

Insurance – 3.4%
ACE Ltd.	29,490	$2,186,094
American International Group, Inc. (a)	7,690	246,772
Aon PLC	7,770	363,481
Chubb Corp.	12,970	944,475
Everest Re Group Ltd.	13,670	1,414,708
Prudential Financial, Inc.	23,860	1,155,540

		$6,311,070

Internet – 2.7%
eBay, Inc. (a)	37,560	$1,577,896
Google, Inc., “A” (a)	5,660	3,283,196

		$4,861,092

Machinery & Tools – 0.6%
Joy Global, Inc.	18,210	$1,033,053

Major Banks – 4.5%
Goldman Sachs Group, Inc.	17,650	$1,691,929
JPMorgan Chase & Co. (s)	105,790	3,779,877
PNC Financial Services Group, Inc.	25,960	1,586,416
State Street Corp.	24,640	1,099,930

		$8,158,152

Medical & Health Technology & Services – 1.5%
AmerisourceBergen Corp.	25,150	$989,653
Express Scripts Holding Co. (a)	19,950	1,113,809
Henry Schein, Inc. (a)	7,670	602,018

		$2,705,480

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 2.6%
Covidien PLC	32,110	$1,717,885
Edwards Lifesciences Corp. (a)	6,270	647,691
St. Jude Medical, Inc.	28,780	1,148,610
Thermo Fisher Scientific, Inc.	23,980	1,244,802

		$4,758,988

Natural Gas – Distribution – 0.5%
Spectra Energy Corp.	29,950	$870,347

Natural Gas – Pipeline – 0.2%
Kinder Morgan, Inc.	10,058	$324,069

Network & Telecom – 1.3%
F5 Networks, Inc. (a)	6,920	$688,955
Finisar Corp. (a)	34,590	517,466
Fortinet, Inc. (a)	27,440	637,157
Juniper Networks, Inc. (a)	35,350	576,559

		$2,420,137

Oil Services – 2.0%
Cameron International Corp. (a)	22,010	$940,047
Dresser-Rand Group, Inc. (a)	17,250	768,315
FMC Technologies, Inc. (a)	8,770	344,047
Halliburton Co.	8,260	234,501
Schlumberger Ltd.	21,140	1,372,197

		$3,659,107

Other Banks & Diversified Financials – 3.6%
Discover Financial Services	31,710	$1,096,532
Fifth Third Bancorp	117,750	1,577,850
SunTrust Banks, Inc.	14,860	360,058
Visa, Inc., “A”	19,590	2,421,912
Western Union Co.	70,330	1,184,357

		$6,640,709

Pharmaceuticals – 5.3%
Abbott Laboratories	31,980	$2,061,751
Johnson & Johnson	12,830	866,795
Merck & Co., Inc.	71,680	2,992,640
Pfizer, Inc.	167,730	3,857,790

		$9,778,976

Pollution Control – 0.5%
Waste Connections, Inc.	27,620	$826,390

Precious Metals & Minerals – 0.2%
Goldcorp, Inc.	10,010	$376,176

Railroad & Shipping – 1.0%
Union Pacific Corp.	16,030	$1,912,539

Real Estate – 0.9%
BioMed Realty Trust, Inc., REIT	42,900	$801,372
Starwood Property Trust, Inc., REIT	41,060	874,989

		$1,676,361

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MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 1.6%
Starbucks Corp.	14,300	$762,476
YUM! Brands, Inc.	33,980	2,188,992

		$2,951,468

Specialty Chemicals – 0.7%
Airgas, Inc.	15,210	$1,277,792

Specialty Stores – 2.0%
American Eagle Outfitters, Inc.	22,110	$436,230
Gap, Inc.	16,010	438,034
PetSmart, Inc.	17,490	1,192,468
Tiffany & Co.	12,850	680,408
Urban Outfitters, Inc. (a)	31,560	870,740

		$3,617,880

Telecommunications – Wireless – 0.9%
American Tower Corp., REIT	10,980	$767,612
SBA Communications Corp. (a)	7,960	454,118
Vodafone Group PLC, ADR	16,000	450,880

		$1,672,610

Telephone Services – 2.2%
AT&T, Inc.	72,280	$2,577,505
CenturyLink, Inc.	10,900	430,441
Verizon Communications, Inc.	20,440	908,354
Ziggo N.V.	5,130	163,501

		$4,079,801

Tobacco – 2.9%
Lorillard, Inc.	15,220	$2,008,279
Philip Morris International, Inc.	37,530	3,274,868

		$5,283,147

Trucking – 1.1%
Expeditors International of Washington, Inc.	51,820	$2,008,025

Utilities – Electric Power – 2.7%
AES Corp. (a)	53,650	$688,330
American Electric Power Co., Inc.	22,010	878,199
CMS Energy Corp.	70,410	1,654,635
Edison International	37,950	1,753,290

		$4,974,454

Total Common Stocks (Identified Cost, $165,890,037)		$181,049,150

CONVERTIBLE PREFERRED STOCKS – 0.6%
Utilities – Electric Power – 0.6%
PPL Corp., 9.5% (Identified Cost, $1,030,366)	19,360	$1,024,144

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

WARRANTS – 0.0%
Natural Gas – Pipeline – 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a) (Identified Cost, $29,358)	$40	2/15/12	15,411	$33,288

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	1,685,118	$1,685,118

Total Investments (Identified Cost, $168,634,879)		$183,791,700

SECURITIES SOLD SHORT – (0.5)%
Business Services – (0.2)%
Computer Sciences Corp.	(19,070)	$(473,317)

Food & Beverages – (0.3)%
Conagra Foods, Inc.	(18,830)	$(488,262)

Total Securities Sold Short (Proceeds Received, $976,753)		$(961,579)

OTHER ASSETS, LESS LIABILITIES – 0.2%		350,283

Net Assets – 100.0%		$183,180,404

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2012, the fund had cash collateral of $484,976 and other liquid securities with an aggregate value of $1,130,248 to cover any commitments for securities sold short. Cash collateral includes “Deposits with brokers” on the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

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MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $166,949,761)	$182,106,582
Underlying affiliated funds, at cost and value	1,685,118
Total investments, at value (identified cost, $168,634,879)	$183,791,700
Deposits with brokers	484,976
Receivables for
Investments sold	2,279,050
Fund shares sold	125,225
Dividends	251,649
Other assets	988
Total assets		$186,933,588
Liabilities
Payables for
Dividends on securities sold short	$2,680
Securities sold short, at value (proceeds received, $976,753)	961,579
Investments purchased	2,397,039
Fund shares reacquired	315,772
Payable to affiliates
Investment adviser	11,298
Shareholder servicing costs	323
Distribution and/or service fees	442
Payable for independent Trustees’ compensation	817
Accrued expenses and other liabilities	63,234
Total liabilities		$3,753,184
Net assets		$183,180,404
Net assets consist of
Paid-in capital	$190,952,487
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	15,171,981
Accumulated net realized gain (loss) on investments and foreign currency	(25,350,147)
Undistributed net investment income	2,406,083
Net assets		$183,180,404
Shares of beneficial interest outstanding		8,960,568

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$161,099,882	7,873,440	$20.46
Service Class	22,080,522	1,087,128	20.31

See Notes to Financial Statements

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MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Dividends	$1,787,293
Interest	3,757
Dividends from underlying affiliated funds	512
Foreign taxes withheld	(12,575)
Total investment income		$1,778,987
Expenses
Management fee	$702,810
Distribution and/or service fees	27,335
Shareholder servicing costs	10,189
Administrative services fee	19,003
Independent Trustees’ compensation	3,545
Custodian fee	14,273
Shareholder communications	21,554
Audit and tax fees	25,952
Legal fees	1,450
Dividend and interest expense on securities sold short	10,159
Miscellaneous	9,152
Total expenses		$845,422
Fees paid indirectly	(5)
Reduction of expenses by investment adviser	(482)
Net expenses		$844,935
Net investment income		$934,052
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$9,745,729
Written options	8,538
Securities sold short	70,627
Foreign currency	(139)
Net realized gain (loss) on investments and foreign currency		$9,824,755
Change in unrealized appreciation (depreciation)
Investments	$5,073,436
Written options	63,775
Securities sold short	74,234
Translation of assets and liabilities in foreign currencies	(2)
Net unrealized gain (loss) on investments and foreign currency translation		$5,211,443
Net realized and unrealized gain (loss) on investments and foreign currency		$15,036,198
Change in net assets from operations		$15,970,250

See Notes to Financial Statements

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MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited	)	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$934,052		$1,480,417
Net realized gain (loss) on investments and foreign currency	9,824,755		10,557,510
Net unrealized gain (loss) on investments and foreign currency translation	5,211,443		(12,321,464)
Change in net assets from operations	$15,970,250		$(283,537)
Distributions declared to shareholders
From net investment income	$—		$(1,601,688)
Change in net assets from fund share transactions	$(13,696,506)		$(19,927,763)
Total change in net assets	$2,273,744		$(21,812,988)
Net assets
At beginning of period	180,906,660		202,719,648
At end of period (including undistributed net investment income of $2,406,083 and $1,472,031, respectively)	$183,180,404		$180,906,660

See Notes to Financial Statements

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MFS Research Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$18.78		$19.04	$16.57	$12.90	$20.28	$18.04
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.15	$0.15	$0.15	$0.18	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	1.58		(0.24)	2.47	3.72	(7.47)	2.28
Total from investment operations	$1.68		$(0.09)	$2.62	$3.87	$(7.29)	$2.37
Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.15)	$(0.20)	$(0.09)	$(0.13)
Net asset value, end of period (x)	$20.46		$18.78	$19.04	$16.57	$12.90	$20.28
Total return (%) (k)(r)(s)(x)	8.95	(n)	(0.45)	15.90	30.54	(36.09)	13.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.88	0.89	0.90	0.88	0.88
Expenses after expense reductions (f)	0.87	(a)	0.88	0.89	0.90	0.88	0.88
Net investment income	1.02	(a)	0.79	0.86	1.05	1.04	0.46
Portfolio turnover	34	(n)	70	71	107	123	87
Net assets at end of period (000 omitted)	$161,100		$160,892	$182,895	$180,229	$149,517	$281,339
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.86	(a)	0.86	0.89	0.90	N/A	N/A

See Notes to Financial Statements

10

MFS Research Series

Financial Highlights – continued

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$18.67		$18.93	$16.48	$12.82	$20.16	$17.94
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.10	$0.10	$0.11	$0.13	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.56		(0.24)	2.47	3.71	(7.42)	2.26
Total from investment operations	$1.64		$(0.14)	$2.57	$3.82	$(7.29)	$2.31
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.12)	$(0.16)	$(0.05)	$(0.09)
Net asset value, end of period (x)	$20.31		$18.67	$18.93	$16.48	$12.82	$20.16
Total return (%) (k)(r)(s)(x)	8.78	(n)	(0.69)	15.64	30.20	(36.25)	12.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.13	1.14	1.15	1.14	1.13
Expenses after expense reductions (f)	1.12	(a)	1.13	1.14	1.15	1.13	1.13
Net investment income	0.78	(a)	0.55	0.61	0.80	0.78	0.23
Portfolio turnover	34	(n)	70	71	107	123	87
Net assets at end of period (000 omitted)	$22,081		$20,015	$19,825	$17,196	$12,951	$21,116
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.11	(a)	1.11	1.14	1.15	N/A	N/A

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Initial Class and Service Class total returns for the year ended December 31, 2008 would have each been lower by approximately 0.82%. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Tyco International Ltd., the Initial Class and Service Class total returns for the year ended December 31, 2010 would have each been lower by approximately 0.60%.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Research Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

12

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Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$177,238,396	$—	$—	$177,238,396
Netherlands	1,261,473	—	—	1,261,473
France	1,182,944	—	—	1,182,944
Israel	887,661	—	—	887,661
Hong Kong	—	709,052	—	709,052
United Kingdom	450,880	—	—	450,880
Canada	376,176	—	—	376,176
Mutual Funds	1,685,118	—	—	1,685,118
Total Investments	$183,082,648	$709,052	$—	$183,791,700
Short Sales	$(961,579)	$—	$—	$(961,579)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $709,052 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. At June 30, 2012, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$(84,264)	$8,538

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Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Written Options
Equity	$63,775

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Written Options

	Number of contracts	Premiums received
Outstanding, beginning of period	67	$23,427
Options written	114	10,211
Options closed	(48)	(7,597)
Options exercised	(102)	(23,641)
Options expired	(31)	(2,400)
Outstanding, end of period	—	$—

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Notes to Financial Statements (unaudited) – continued

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2012, this expense amounted to $10,159. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

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Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$1,601,688

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$168,720,991
Gross appreciation	23,986,551
Gross depreciation	(8,915,842)
Net unrealized appreciation (depreciation)	$15,070,709

As of 12/31/11
Undistributed ordinary income	1,472,031
Capital loss carryforwards	(35,088,790)
Other temporary differences	(122,847)
Net unrealized appreciation (depreciation)	9,997,273

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/16	$(9,633,475)
12/31/17	(25,455,315)
Total	$(35,088,790)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$1,473,743
Service Class	—	127,945
Total	$—	$1,601,688

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Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $9,610, which equated to 0.0103% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $579.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0203% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $970 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $482, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, short sales, and short-term obligations, aggregated $63,695,974 and $77,427,377, respectively.

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Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	297,178	$6,055,241	1,101,108	$20,631,224
Service Class	133,921	2,718,545	194,431	3,679,825
	431,099	$8,773,786	1,295,539	$24,311,049
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	82,194	$1,473,743
Service Class	—	—	7,172	127,945
	—	$—	89,366	$1,601,688
Shares reacquired
Initial Class	(989,456)	$(20,076,548)	(2,224,124)	$(42,513,132)
Service Class	(118,907)	(2,393,744)	(177,010)	(3,327,368)
	(1,108,363)	$(22,470,292)	(2,401,134)	$(45,840,500)
Net change
Initial Class	(692,278)	$(14,021,307)	(1,040,822)	$(20,408,165)
Service Class	15,014	324,801	24,593	480,402
	(677,264)	$(13,696,506)	(1,016,229)	$(19,927,763)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $655 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	63	20,651,562	(18,966,507)	1,685,118

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$512	$1,685,118

18

MFS Research Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

19

SEMIANNUAL REPORT

June 30, 2012

MFS® RESEARCH INTERNATIONAL SERIES

MFS® Variable Insurance Trust

VRI-SEM

MFS® RESEARCH INTERNATIONAL SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research International Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Research International Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Royal Dutch Shell PLC, “A”	3.1%
Nestle S.A.	2.9%
Bayer AG	2.5%
Roche Holding AG	2.4%
Vodafone Group PLC	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.1%
Novartis AG	2.1%
Rio Tinto Ltd.	2.1%
Groupe Danone	1.9%
BP PLC	1.8%

Global equity sectors
Capital Goods	23.2%
Financial Services	21.9%
Energy	12.4%
Health Care	10.3%
Consumer Staples	9.4%
Consumer Cyclicals	7.7%
Technology	7.6%
Telecommunications/Cable Television	5.8%

Issuer country weightings (x)
Japan	23.2%
United Kingdom	19.8%
Switzerland	10.9%
France	7.9%
Germany	7.6%
Hong Kong	4.6%
Netherlands	4.6%
Australia	3.8%
United States	2.8%
Other Countries	14.8%

Currency exposure weightings (y)
Japanese Yen	23.2%
Euro	22.9%
British Pound Sterling	19.8%
Swiss Franc	10.9%
Hong Kong Dollar	6.4%
Australian Dollar	3.8%
United States Dollar	2.8%
Brazilian Real	2.7%
Singapore Dollar	1.4%
Other Currencies	6.1%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Research International Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	1.10%	$1,000.00	$1,033.15	$5.56
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52
Service Class	Actual	1.35%	$1,000.00	$1,031.51	$6.82
	Hypothetical (h)	1.35%	$1,000.00	$1,018.15	$6.77

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Research International Series

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.3%
Aerospace – 1.2%
Rolls-Royce Holdings PLC	110,423	$1,489,707

Alcoholic Beverages – 1.7%
Heineken N.V.	40,750	$2,128,566

Apparel Manufacturers – 1.7%
Li & Fung Ltd.	522,000	$1,012,914
LVMH Moet Hennessy Louis Vuitton S.A.	7,794	1,187,948

		$2,200,862

Automotive – 3.9%
Bayerische Motoren Werke AG	19,839	$1,437,492
DENSO Corp.	35,400	1,205,334
GKN PLC	207,212	590,013
Honda Motor Co. Ltd.	47,800	1,665,095

		$4,897,934

Broadcasting – 1.6%
Nippon Television Network Corp.	6,360	$966,730
Publicis Groupe S.A. (l)	23,249	1,063,213

		$2,029,943

Business Services – 2.7%
Amadeus IT Holding S.A.	27,866	$590,121
Cognizant Technology Solutions Corp., “A” (a)	10,100	606,000
Compass Group PLC	53,450	560,649
Mitsubishi Corp.	48,600	981,409
Nomura Research, Inc.	30,000	661,210

		$3,399,389

Chemicals – 0.6%
Nufarm Ltd.	139,208	$724,508

Computer Software – 0.6%
Dassault Systems S.A.	8,055	$756,702

Computer Software – Systems – 1.2%
Canon, Inc.	38,600	$1,545,651

Conglomerates – 0.5%
Hutchison Whampoa Ltd.	74,000	$640,018

Consumer Products – 1.1%
Reckitt Benckiser Group PLC	27,348	$1,441,267

Electrical Equipment – 2.8%
Legrand S.A. (l)	11,665	$396,728
Schneider Electric S.A.	23,926	1,333,126
Siemens AG	21,598	1,815,478

		$3,545,332

Electronics – 1.6%
ASML Holding N.V.	11,735	$597,984
Samsung Electronics Co. Ltd.	256	271,417
Taiwan Semiconductor Manufacturing Co. Ltd.	403,174	1,103,541

		$1,972,942

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 2.4%
Cairn Energy PLC	61,208	$253,936
Cenovus Energy, Inc.	13,470	428,272
CNOOC Ltd.	255,000	514,409
INPEX Corp.	207	1,160,509
Reliance Industries Ltd.	47,351	629,750

		$2,986,876

Energy – Integrated – 5.8%
BG Group PLC	51,968	$1,063,672
BP PLC	344,244	2,306,492
Royal Dutch Shell PLC, “A”	116,518	3,925,057

		$7,295,221

Engineering – Construction – 2.0%
JGC Corp.	60,000	$1,736,596
Keppel Corp. Ltd.	93,900	769,426

		$2,506,022

Food & Beverages – 5.0%
Groupe Danone	39,324	$2,439,207
M. Dias Branco S.A. Industria e Comercio de Alimentos	8,400	246,751
Nestle S.A.	60,611	3,615,532

		$6,301,490

Food & Drug Stores – 1.1%
Lawson, Inc.	19,900	$1,392,256

Gaming & Lodging – 0.8%
Sands China Ltd.	326,800	$1,046,855

Insurance – 4.4%
AIA Group Ltd.	402,200	$1,386,764
Hiscox Ltd.	85,833	574,978
ING Groep N.V. (a)	194,385	1,311,482
Sony Financial Holdings, Inc.	37,500	613,409
Swiss Re Ltd.	26,795	1,683,338

		$5,569,971

Internet – 0.5%
Yahoo Japan Corp.	1,942	$628,484

Machinery & Tools – 2.6%
Glory Ltd.	45,600	$948,267
Joy Global, Inc.	13,450	763,019
Schindler Holding AG	12,312	1,376,849
Sinotruk Hong Kong Ltd.	424,500	254,886

		$3,343,021

Major Banks – 10.9%
Banco Santander S.A.	116,211	$776,148
Barclays PLC	631,251	1,615,873
BNP Paribas	35,370	1,365,416
BOC Hong Kong Holdings Ltd.	287,000	881,392
HSBC Holdings PLC	129,790	1,144,416

4

MFS Research International Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Mitsubishi UFJ Financial Group, Inc.	186,700	$893,507
Standard Chartered PLC	103,242	2,250,763
Sumitomo Mitsui Financial Group, Inc.	79,200	2,612,719
Westpac Banking Corp.	104,700	2,277,699

		$13,817,933

Medical & Health Technology & Services – 1.4%
Diagnosticos da America S.A.	89,100	$586,015
Miraca Holdings, Inc.	29,100	1,209,990

		$1,796,005

Medical Equipment – 0.5%
Sonova Holding AG	7,008	$676,244

Metals & Mining – 3.3%
Iluka Resources Ltd.	109,738	$1,285,919
Rio Tinto Ltd.	54,540	2,604,793
Sumitomo Metal Industries Ltd.	162,000	266,675

		$4,157,387

Natural Gas – Distribution – 1.7%
China Resources Gas Group Ltd.	70,000	$120,881
GDF SUEZ	33,155	791,043
Tokyo Gas Co. Ltd.	248,000	1,266,552

		$2,178,476

Network & Telecom – 1.0%
Ericsson, Inc., “B” (l)	144,868	$1,320,418

Oil Services – 0.6%
AMEC PLC	29,060	$458,658
Technip	2,770	289,063

		$747,721

Other Banks & Diversified Financials – 5.5%
Aeon Credit Service Co. Ltd.	37,100	$687,959
Bank Rakyat Indonesia	551,500	377,435
China Construction Bank	759,780	523,848
DBS Group Holdings Ltd.	93,000	1,026,533
HDFC Bank Ltd., ADR	15,620	509,212
ICICI Bank Ltd.	24,987	406,387
Itau Unibanco Holding S.A., ADR	68,270	950,318
Julius Baer Group Ltd.	22,107	800,413
Komercni Banka A.S.	4,395	762,796
PT Bank Mandiri Tbk.	547,500	423,794
Siam Commercial Bank Co. Ltd.	102,700	475,343

		$6,944,038

Pharmaceuticals – 8.4%
Bayer AG	43,815	$3,159,439
Novartis AG	46,700	2,604,924
Roche Holding AG	17,812	3,074,840
Santen Pharmaceutical Co. Ltd.	43,200	1,769,938

		$10,609,141

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Precious Metals & Minerals – 0.4%
Newcrest Mining Ltd.	24,072	$560,307

Printing & Publishing – 0.8%
Pearson PLC	47,720	$947,773

Railroad & Shipping – 0.6%
East Japan Railway Co.	12,800	$803,636

Real Estate – 1.1%
GSW Immobilien AG (l)	14,381	$491,013
Hang Lung Properties Ltd.	261,000	888,453

		$1,379,466

Restaurants – 0.7%
Whitbread PLC	27,397	$874,267

Specialty Chemicals – 4.0%
Akzo Nobel N.V.	36,925	$1,736,949
Chugoku Marine Paints Ltd.	49,000	237,019
Linde AG	13,792	2,148,214
Nippon Paint Co. Ltd.	54,000	439,764
Symrise AG	16,927	513,892

		$5,075,838

Specialty Stores – 1.0%
Industria de Diseno Textil S.A.	11,754	$1,215,712

Telecommunications – Wireless – 4.4%
KDDI Corp.	311	$2,006,056
TIM Participacoes S.A., ADR	21,150	580,779
Vodafone Group PLC	1,040,797	2,924,261

		$5,511,096

Telephone Services – 1.4%
China Unicom (Hong Kong) Ltd.	600,000	$754,839
Telecom Italia S.p.A.	291,830	287,580
Telecom Italia S.p.A.	818,116	658,092

		$1,700,511

Tobacco – 1.6%
Japan Tobacco, Inc.	69,600	$2,062,495

Trucking – 1.3%
Yamato Holdings Co. Ltd.	100,100	$1,611,670

Utilities – Electric Power – 1.9%
CEZ A.S.	25,664	$886,903
Energias do Brasil S.A.	61,300	393,407
SUEZ Environnement	36,620	394,196
Tractebel Energia S.A.	35,920	664,388

		$2,338,894

Total Common Stocks (Identified Cost, $134,281,871)		$124,172,045

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	1,387,566	$1,387,566

5

MFS Research International Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 1.8%
Navigator Securities Lending Prime Portfolio, 0.28%, at Cost and Net Asset Value (j)	2,332,947	$2,332,947

Total Investments (Identified Cost, $138,002,384)		$127,892,558

OTHER ASSETS, LESS LIABILITIES – (1.2)%		(1,521,988)

Net Assets – 100.0%		$126,370,570

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Research International Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $136,614,818)	$126,504,992
Underlying affiliated funds, at cost and value	1,387,566
Total investments, at value, including $2,320,365 of securities on loan (identified cost, $138,002,384)	$127,892,558
Foreign currency, at value (identified cost, $368,597)	372,159
Receivables for
Investments sold	507,860
Fund shares sold	168,166
Interest and dividends	527,985
Other assets	706
Total assets		$129,469,434
Liabilities
Payables for
Investments purchased	$529,372
Fund shares reacquired	115,367
Collateral for securities loaned, at value	2,332,947
Payable to affiliates
Investment adviser	7,360
Shareholder servicing costs	182
Distribution and/or service fees	631
Payable for independent Trustees’ compensation	34
Accrued expenses and other liabilities	112,971
Total liabilities		$3,098,864
Net assets		$126,370,570
Net assets consist of
Paid-in capital	$160,072,950
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $16,604 deferred country tax)	(10,128,035)
Accumulated net realized gain (loss) on investments and foreign currency	(28,883,417)
Undistributed net investment income	5,309,072
Net assets		$126,370,570
Shares of beneficial interest outstanding		11,284,813

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$94,515,544	8,423,749	$11.22
Service Class	31,855,026	2,861,064	11.13

See Notes to Financial Statements

7

MFS Research International Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Dividends	$3,141,646
Interest	56,790
Dividends from underlying affiliated funds	588
Foreign taxes withheld	(246,787)
Total investment income		$2,952,237
Expenses
Management fee	$581,419
Distribution and/or service fees	38,965
Shareholder servicing costs	6,996
Administrative services fee	14,659
Independent Trustees’ compensation	2,644
Custodian fee	48,578
Shareholder communications	20,096
Audit and tax fees	32,968
Legal fees	1,223
Miscellaneous	12,517
Total expenses		$760,065
Fees paid indirectly	(4)
Reduction of expenses by investment adviser	(10,921)
Net expenses		$749,140
Net investment income		$2,203,097
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $735 country tax)	$(2,430,002)
Foreign currency	(25,648)
Net realized gain (loss) on investments and foreign currency		$(2,455,650)
Change in unrealized appreciation (depreciation)
Investments (net of $12,828 increase in deferred country tax)	$4,652,166
Translation of assets and liabilities in foreign currencies	3,421
Net unrealized gain (loss) on investments and foreign currency translation		$4,655,587
Net realized and unrealized gain (loss) on investments and foreign currency		$2,199,937
Change in net assets from operations		$4,403,034

See Notes to Financial Statements

8

MFS Research International Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$2,203,097	$3,133,930
Net realized gain (loss) on investments and foreign currency	(2,455,650)	11,259,517
Net unrealized gain (loss) on investments and foreign currency translation	4,655,587	(26,864,187)
Change in net assets from operations	$4,403,034	$(12,470,740)
Distributions declared to shareholders
From net investment income	$—	$(2,592,949)
Change in net assets from fund share transactions	$(2,129,857)	$(48,406,200)
Total change in net assets	$2,273,177	$(63,469,889)
Net assets
At beginning of period	124,097,393	187,567,282
At end of period (including undistributed net investment income of $5,309,072 and $3,105,975, respectively)	$126,370,570	$124,097,393

See Notes to Financial Statements

9

MFS Research International Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$10.86		$12.44	$11.40	$8.89	$16.12	$14.44
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.25	$0.18	$0.17	$0.25	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.16		(1.59)	1.03	2.51	(6.82)	1.67
Total from investment operations	$0.36		$(1.34)	$1.21	$2.68	$(6.57)	$1.84
Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.17)	$(0.17)	$(0.10)	$—
From net realized gain on investments	—		—	—	—	(0.56)	(0.16)
Total distributions declared to shareholders	$—		$(0.24)	$(0.17)	$(0.17)	$(0.66)	$(0.16)
Net asset value, end of period (x)	$11.22		$10.86	$12.44	$11.40	$8.89	$16.12
Total return (%) (k)(r)(s)(x)	3.31	(n)	(10.88)	10.81	30.86	(42.39)	12.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.14	1.15	1.23	1.35	1.56
Expenses after expense reductions (f)	1.10	(a)	1.10	1.10	1.10	1.10	1.10
Net investment income	3.46	(a)	2.04	1.60	1.78	2.06	1.14
Portfolio turnover	21	(n)	47	61	92	77	64
Net assets at end of period (000 omitted)	$94,516		$95,151	$145,085	$146,044	$115,944	$81,987

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$10.79		$12.35	$11.33	$8.83	$16.02	$14.39
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.21	$0.14	$0.15	$0.25	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.16		(1.56)	1.03	2.49	(6.81)	1.63
Total from investment operations	$0.34		$(1.35)	$1.17	$2.64	$(6.56)	$1.79
Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.15)	$(0.14)	$(0.07)	$—
From net realized gain on investments	—		—	—	—	(0.56)	(0.16)
Total distributions declared to shareholders	$—		$(0.21)	$(0.15)	$(0.14)	$(0.63)	$(0.16)
Net asset value, end of period (x)	$11.13		$10.79	$12.35	$11.33	$8.83	$16.02
Total return (%) (k)(r)(s)(x)	3.15	(n)	(11.06)	10.48	30.57	(42.52)	12.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.39	1.40	1.49	1.58	1.81
Expenses after expense reductions (f)	1.35	(a)	1.35	1.35	1.35	1.35	1.35
Net investment income	3.26	(a)	1.72	1.27	1.56	2.01	1.03
Portfolio turnover	21	(n)	47	61	92	77	64
Net assets at end of period (000 omitted)	$31,855		$28,947	$42,482	$34,215	$22,000	$29,238
See Notes to Financial Statements

10

MFS Research International Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Research International Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research International Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Fair Common Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance

12

MFS Research International Series

Notes to Financial Statements (unaudited) – continued

that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,769,938	$27,602,992	$—	$29,372,930
United Kingdom	1,695,202	23,331,370	—	25,026,572
Switzerland	—	13,832,140	—	13,832,140
France	2,439,207	7,577,434	—	10,016,641
Germany	1,004,905	8,560,623	—	9,565,528
Hong Kong	—	5,856,395	—	5,856,395
Netherlands	—	5,774,982	—	5,774,982
Australia	—	4,848,434	—	4,848,434
Brazil	3,421,661	—	—	3,421,661
Other Countries	6,031,458	10,425,304	—	16,456,762
Mutual Funds	3,720,513	—	—	3,720,513
Total Investments	$20,082,884	$107,809,674	$—	$127,892,558

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $57,138,485 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $3,252,698 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the

13

MFS Research International Series

Notes to Financial Statements (unaudited) – continued

fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$2,592,949

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$138,879,964
Gross appreciation	7,107,681
Gross depreciation	(18,095,087)
Net unrealized appreciation (depreciation)	$(10,987,406)

As of 12/31/11
Undistributed ordinary income	3,111,875
Capital loss carryforwards	(25,550,187)
Other temporary differences	(14,702)
Net unrealized appreciation (depreciation)	(15,652,400)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/16	$(20,360,853)
12/31/17	(3,004,405)
12/31/18	(2,184,929)
Total	$(25,550,187)

14

MFS Research International Series

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$2,068,928
Service Class	—	524,021
Total	$—	$2,592,949

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.10% of average daily net assets for the Initial Class shares and 1.35% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, this reduction amounted to $10,588 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $6,630, which equated to 0.0103% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $366.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0227% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $662 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $333, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

15

MFS Research International Series

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $27,428,215 and $28,479,893, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	607,769	$6,726,686	1,306,904	$15,524,751
Service Class	473,626	5,401,968	919,669	10,732,113
	1,081,395	$12,128,654	2,226,573	$26,256,864
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	176,983	$2,068,928
Service Class	—	—	45,096	524,021
	—	$—	222,079	$2,592,949
Shares reacquired
Initial Class	(943,610)	$(10,886,317)	(4,390,766)	$(56,183,520)
Service Class	(294,670)	(3,372,194)	(1,721,998)	(21,072,493)
	(1,238,280)	$(14,258,511)	(6,112,764)	$(77,256,013)
Net change
Initial Class	(335,841)	$(4,159,631)	(2,906,879)	$(38,589,841)
Service Class	178,956	2,029,774	(757,233)	(9,816,359)
	(156,885)	$(2,129,857)	(3,664,112)	$(48,406,200)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $471 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	214,504	17,560,078	(16,387,016)	1,387,566

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$588	$1,387,566

16

MFS Research International Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2012

MFS® GROWTH SERIES

MFS® Variable Insurance Trust

VEG-SEM

MFS® GROWTH SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	8.0%
Google, Inc., “A”	3.8%
Danaher Corp.	3.2%
American Tower Corp., REIT	2.6%
EMC Corp.	2.3%
Qualcomm, Inc.	2.0%
Precision Castparts Corp.	2.0%
Visa, Inc., “A”	1.9%
MasterCard, Inc., “A”	1.8%
Target Corp.	1.8%

Equity sectors
Technology	26.0%
Health Care	12.8%
Leisure	10.2%
Retailing	10.0%
Industrial Goods & Services	7.8%
Consumer Staples	6.9%
Energy	5.9%
Financial Services	4.8%
Special Products & Services	3.5%
Utilities & Communications	3.0%
Transportation	2.1%
Basic Materials	2.0%
Autos & Housing	2.0%

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.83%	$1,000.00	$1,091.21	$4.32
	Hypothetical (h)	0.83%	$1,000.00	$1,020.74	$4.17
Service Class	Actual	1.08%	$1,000.00	$1,089.52	$5.61
	Hypothetical (h)	1.08%	$1,000.00	$1,019.49	$5.42

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.0%
Aerospace – 3.0%
Honeywell International, Inc.	101,120	$5,646,540
Precision Castparts Corp.	70,622	11,616,612

		$17,263,152

Alcoholic Beverages – 1.4%
Diageo PLC	323,673	$8,323,640

Apparel Manufacturers – 1.7%
LVMH Moet Hennessy Louis Vuitton S.A.	19,312	$2,943,502
NIKE, Inc., “B”	36,406	3,195,719
VF Corp.	27,930	3,727,259

		$9,866,480

Automotive – 1.2%
Johnson Controls, Inc.	211,320	$5,855,677
LKQ Corp. (a)	41,590	1,389,106

		$7,244,783

Biotechnology – 4.8%
Alexion Pharmaceuticals, Inc. (a)	78,410	$7,786,113
Biogen Idec, Inc. (a)	53,678	7,750,030
Celgene Corp. (a)	110,701	7,102,576
Gilead Sciences, Inc. (a)	101,960	5,228,509

		$27,867,228

Broadcasting – 4.9%
Discovery Communications, Inc., “A” (a)	83,080	$4,486,320
News Corp., “A”	381,120	8,495,165
Viacom, Inc., “B”	199,370	9,374,377
Walt Disney Co.	122,920	5,961,620

		$28,317,482

Brokerage & Asset Managers – 1.1%
Affiliated Managers Group, Inc. (a)	29,790	$3,260,516
BlackRock, Inc.	17,013	2,889,148

		$6,149,664

Business Services – 2.8%
Cognizant Technology Solutions Corp., “A” (a)	123,839	$7,430,340
FleetCor Technologies, Inc. (a)	65,600	2,298,624
Verisk Analytics, Inc., “A” (a)	137,910	6,793,447

		$16,522,411

Cable TV – 1.5%
Comcast Corp., “Special A”	272,496	$8,556,374

Chemicals – 0.4%
Monsanto Co.	29,140	$2,412,209

Computer Software – 5.2%
Autodesk, Inc. (a)	81,070	$2,836,639
Check Point Software Technologies Ltd. (a)	153,500	7,612,065
Citrix Systems, Inc. (a)	64,080	5,378,875
Oracle Corp.	148,560	4,412,232
Parametric Technology Corp. (a)	98,720	2,069,171

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Red Hat, Inc. (a)	52,670	$2,974,802
Salesforce.com, Inc. (a)	20,028	2,769,071
VeriSign, Inc. (a)	54,733	2,384,717

		$30,437,572

Computer Software – Systems – 11.0%
Apple, Inc. (a)	79,402	$46,370,768
EMC Corp. (a)	519,470	13,314,016
NetApp, Inc. (a)	98,140	3,122,815
Verifone Systems, Inc. (a)	43,320	1,433,459

		$64,241,058

Construction – 0.8%
Stanley Black & Decker, Inc.	70,670	$4,548,321

Consumer Products – 0.7%
Estee Lauder Cos., Inc., “A”	77,580	$4,198,630

Consumer Services – 0.7%
Priceline.com, Inc. (a)	5,716	$3,798,396

Electrical Equipment – 3.2%
Danaher Corp.	363,040	$18,907,123

Electronics – 2.3%
Altera Corp.	133,150	$4,505,796
ASML Holding N.V.	53,497	2,750,816
Broadcom Corp., “A”	132,331	4,472,788
Linear Technology Corp.	57,840	1,812,127

		$13,541,527

Energy – Independent – 3.6%
Cabot Oil & Gas Corp.	141,990	$5,594,406
EOG Resources, Inc.	30,990	2,792,509
EQT Corp.	46,600	2,499,158
Noble Energy, Inc.	68,500	5,810,170
Pioneer Natural Resources Co.	20,253	1,786,517
Range Resources Corp.	43,920	2,717,330

		$21,200,090

Engineering – Construction – 0.3%
Fluor Corp.	30,570	$1,508,324

Food & Beverages – 2.9%
General Mills, Inc.	48,090	$1,853,389
Groupe Danone	73,388	4,552,143
Kraft Foods, Inc., “A”	76,300	2,946,706
Mead Johnson Nutrition Co., “A”	91,830	7,393,233

		$16,745,471

Gaming & Lodging – 1.5%
Las Vegas Sands Corp.	116,360	$5,060,496
Royal Caribbean Cruises Ltd.	62,230	1,619,847
Wynn Resorts Ltd.	17,263	1,790,518

		$8,470,861

4

MFS Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 4.1%
Costco Wholesale Corp.	86,047	$8,174,465
Dollar General Corp. (a)	96,750	5,262,233
Target Corp.	177,789	10,345,542

		$23,782,240

Internet – 4.8%
Baidu, Inc., ADR (a)	9,750	$1,121,055
eBay, Inc. (a)	74,710	3,138,567
Facebook, Inc., “A“ (a)	51,640	1,607,037
Google, Inc., “A” (a)	38,291	22,211,460

		$28,078,119

Leisure & Toys – 0.5%
Polaris Industries, Inc.	43,356	$3,099,087

Machinery & Tools – 0.9%
Joy Global, Inc.	51,980	$2,948,825
Polypore International, Inc. (a)(l)	40,470	1,634,583
United Rentals, Inc. (a)	16,390	557,916

		$5,141,324

Medical & Health Technology & Services – 2.2%
Catamaran Corp. (a)	40,364	$4,004,512
Cerner Corp. (a)	59,504	4,918,601
Express Scripts Holding Co. (a)	37,620	2,100,325
IDEXX Laboratories, Inc. (a)	19,300	1,855,309

		$12,878,747

Medical Equipment – 3.3%
Cooper Cos., Inc.	18,670	$1,489,119
Covidien PLC	154,061	8,242,264
Thermo Fisher Scientific, Inc.	185,395	9,623,854

		$19,355,237

Natural Gas – Pipeline – 0.4%
Kinder Morgan, Inc.	64,750	$2,086,245

Network & Telecom – 2.7%
F5 Networks, Inc. (a)	41,972	$4,178,732
Qualcomm, Inc.	209,717	11,677,043

		$15,855,775

Oil Services – 2.3%
Cameron International Corp. (a)	95,750	$4,089,483
Dresser-Rand Group, Inc. (a)	90,960	4,051,358
FMC Technologies, Inc. (a)	59,650	2,340,070
Schlumberger Ltd.	44,869	2,912,447

		$13,393,358

Other Banks & Diversified Financials – 3.7%
MasterCard, Inc., “A”	24,427	$10,506,297
Visa, Inc., “A”	89,843	11,107,290

		$21,613,587

Pharmaceuticals – 2.5%
Abbott Laboratories	92,350	$5,953,805
Allergan, Inc.	90,891	8,413,780

		$14,367,585

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pollution Control – 0.4%
Stericycle, Inc. (a)	25,420	$2,330,251

Railroad & Shipping – 1.3%
Kansas City Southern Co.	45,650	$3,175,414
Union Pacific Corp.	36,431	4,346,583

		$7,521,997

Restaurants – 1.8%
Starbucks Corp.	125,670	$6,700,724
YUM! Brands, Inc.	54,070	3,483,189

		$10,183,913

Specialty Chemicals – 1.6%
Airgas, Inc.	54,490	$4,577,705
Praxair, Inc.	45,959	4,997,122

		$9,574,827

Specialty Stores – 4.2%
PetSmart, Inc.	75,940	$5,177,589
Ross Stores, Inc.	158,118	9,877,631
Tiffany & Co.	57,210	3,029,270
Tractor Supply Co.	26,370	2,190,292
Urban Outfitters, Inc. (a)	147,842	4,078,961

		$24,353,743

Telecommunications – Wireless – 2.6%
American Tower Corp., REIT	219,263	$15,328,676

Tobacco – 1.9%
Lorillard, Inc.	26,430	$3,487,439
Philip Morris International, Inc.	89,490	7,808,897

		$11,296,336

Trucking – 0.8%
Expeditors International of Washington, Inc.	120,646	$4,675,033

Total Common Stocks (Identified Cost, $477,407,667)		$565,036,876

MONEY MARKET FUNDS – 3.3%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	19,169,267	$19,169,267

COLLATERAL FOR SECURITIES LOANED – 0.2%
Navigator Securities Lending Prime Portfolio, 0.28%, at Cost and Net Asset Value (j)	1,118,798	$1,118,798

Total Investments (Identified Cost, $497,695,732)		$585,324,941

OTHER ASSETS, LESS LIABILITIES – (0.5)%		(3,156,670)

Net Assets – 100.0%		$582,168,271

5

MFS Growth Series

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $478,526,465)	$566,155,674
Underlying affiliated funds, at cost and value	19,169,267
Total investments, at value, including $1,144,006 of securities on loan (identified cost, $497,695,732)	$585,324,941
Receivables for
Investments sold	4,209,569
Fund shares sold	708,668
Interest and dividends	424,042
Other assets	2,486
Total assets		$590,669,706
Liabilities
Payables for
Investments purchased	$7,012,755
Fund shares reacquired	205,035
Collateral for securities loaned, at value	1,118,798
Payable to affiliates
Investment adviser	35,657
Shareholder servicing costs	757
Distribution and/or service fees	1,486
Payable for independent Trustees’ compensation	59
Accrued expenses and other liabilities	126,888
Total liabilities		$8,501,435
Net assets		$582,168,271
Net assets consist of
Paid-in capital	$518,284,397
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	87,629,207
Accumulated net realized gain (loss) on investments and foreign currency	(23,920,796)
Undistributed net investment income	175,463
Net assets		$582,168,271
Shares of beneficial interest outstanding		21,776,640

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$507,775,549	18,947,201	$26.80
Service Class	74,392,722	2,829,439	26.29

See Notes to Financial Statements

7

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Dividends	$2,595,536
Interest	16,611
Dividends from underlying affiliated funds	7,426
Foreign taxes withheld	(31,136)
Total investment income		$2,588,437
Expenses
Management fee	$2,115,460
Distribution and/or service fees	85,387
Shareholder servicing costs	29,929
Administrative services fee	47,138
Independent Trustees’ compensation	9,133
Custodian fee	29,573
Shareholder communications	51,854
Audit and tax fees	25,951
Legal fees	3,884
Miscellaneous	16,109
Total expenses		$2,414,418
Fees paid indirectly	(5)
Reduction of expenses by investment adviser	(1,439)
Net expenses		$2,412,974
Net investment income		$175,463
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$21,419,412
Foreign currency	(3,866)
Net realized gain (loss) on investments and foreign currency		$21,415,546
Change in unrealized appreciation (depreciation)
Investments	$25,952,246
Translation of assets and liabilities in foreign currencies	(4)
Net unrealized gain (loss) on investments and foreign currency translation		$25,952,242
Net realized and unrealized gain (loss) on investments and foreign currency		$47,367,788
Change in net assets from operations		$47,543,251

See Notes to Financial Statements

8

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited	)	Year ended 12/31/11
Change in net assets
From operations
Net investment income (loss)	$175,463		$(133,687)
Net realized gain (loss) on investments and foreign currency	21,415,546		36,539,304
Net unrealized gain (loss) on investments and foreign currency translation	25,952,242		(38,178,192)
Change in net assets from operations	$47,543,251		$(1,772,575)
Distributions declared to shareholders
From net investment income	$—		$(934,874)
Change in net assets from fund share transactions	$16,432,775		$(25,758,827)
Total change in net assets	$63,976,026		$(28,466,276)
Net assets
At beginning of period	518,192,245		546,658,521
At end of period (including undistributed net investment income of $175,463 and $0, respectively)	$582,168,271		$518,192,245

See Notes to Financial Statements

9

MFS Growth Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011		2010		2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$24.56		$24.69		$21.43		$15.62	$25.01	$20.64
Income (loss) from investment operations
Net investment income (d)	$0.01		$(0.00	)(w)	$0.05		$0.03	$0.05	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	2.23		(0.08)		3.24		5.83	(9.39)	4.32
Total from investment operations	$2.24		$(0.08)		$3.29		$5.86	$(9.34)	$4.37
Less distributions declared to shareholders
From net investment income	$—		$(0.05)		$(0.03)		$(0.05)	$(0.05)	$—
Net asset value, end of period (x)	$26.80		$24.56		$24.69		$21.43	$15.62	$25.01
Total return (%) (k)(r)(s)(x)	9.12	(n)	(0.32)		15.34		37.67	(37.42)	21.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.84		0.85		0.86	0.84	0.87
Expenses after expense reductions (f)	0.83	(a)	0.84		0.85		0.86	0.84	0.87
Net investment income	0.09	(a)	(0.00	)(w)	0.24		0.14	0.25	0.20
Portfolio turnover	32	(n)	75		100		100	129	84
Net assets at end of period (000 omitted)	$507,776		$461,382		$503,497		$498,288	$389,813	$711,418

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011		2010		2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$24.13		$24.27		$21.10		$15.37	$24.61	$20.36
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.06)		$0.00	(w)	$(0.02)	$0.00 (w)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	2.18		(0.08)		3.17		5.76	(9.24)	4.26
Total from investment operations	$2.16		$(0.14)		$3.17		$5.74	$(9.24)	$4.25
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$—		$(0.01)	$—	$—
Net asset value, end of period (x)	$26.29		$24.13		$24.27		$21.10	$15.37	$24.61
Total return (%) (k)(r)(s)(x)	8.95	(n)	(0.56)		15.02		37.33	(37.55)	20.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.09		1.10		1.10	1.09	1.12
Expenses after expense reductions (f)	1.08	(a)	1.09		1.10		1.10	1.08	1.12
Net investment income (loss)	(0.15	)(a)	(0.25)		0.02		(0.11)	0.01	(0.05)
Portfolio turnover	32	(n)	75		100		100	129	84
Net assets at end of period (000 omitted)	$74,393		$56,810		$43,161		$31,861	$18,684	$30,698

See Notes to Financial Statements

10

MFS Growth Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$533,729,143	$—	$—	$533,729,143
United Kingdom	8,323,640	—	—	8,323,640
Israel	7,612,065	—	—	7,612,065
France	4,552,143	2,943,502	—	7,495,645
Canada	4,004,512	—	—	4,004,512
Netherlands	2,750,816	—	—	2,750,816
China	1,121,055	—	—	1,121,055
Mutual Funds	20,288,065	—	—	20,288,065
Total Investments	$582,381,439	$2,943,502	$—	$585,324,941

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

13

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and straddle loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$934,874	(a)

(a)	Included in the fund’s distributions from ordinary income is $1,176 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distribution.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$498,171,302
Gross appreciation	103,577,492
Gross depreciation	(16,423,853)
Net unrealized appreciation (depreciation)	$87,153,639

As of 12/31/11
Capital loss carryforwards	(44,674,146)
Other temporary differences	(186,624)
Net unrealized appreciation (depreciation)	61,201,393

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/16	$(16,766,873)
12/31/17	(27,907,273)
Total	$(44,674,146)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

14

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$925,433
Service Class	—	9,441
Total	$—	$934,874

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $28,901, which equated to 0.0102% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $1,028.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0167% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,837 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,439, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

15

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $183,470,794 and $175,185,773, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,144,510	$57,029,269	2,705,438	$67,872,176
Service Class	1,085,218	28,725,110	1,506,623	36,837,421
	3,229,728	$85,754,379	4,212,061	$104,709,597
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	38,916	$925,433
Service Class	—	—	404	9,441
	—	$—	39,320	$934,874
Shares reacquired
Initial Class	(1,980,169)	$(53,272,907)	(4,355,037)	$(108,841,435)
Service Class	(610,172)	(16,048,697)	(931,109)	(22,561,863)
	(2,590,341)	$(69,321,604)	(5,286,146)	$(131,403,298)
Net change
Initial Class	164,341	$3,756,362	(1,610,683)	$(40,043,826)
Service Class	475,046	12,676,413	575,918	14,284,999
	639,387	$16,432,775	(1,034,765)	$(25,758,827)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $1,899 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,485,319	98,644,827	(92,960,879)	19,169,267

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,426	$19,169,267

16

MFS Growth Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2012

MFS® INVESTORS TRUST SERIES

MFS® Variable Insurance Trust

VGI-SEM

MFS® INVESTORS TRUST SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Investors Trust Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Investors Trust Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	4.7%
Exxon Mobil Corp.	2.6%
Danaher Corp.	2.6%
Walt Disney Co.	2.5%
Philip Morris International, Inc.	2.3%
Pfizer, Inc.	2.3%
JPMorgan Chase & Co.	2.3%
Google, Inc., “A”	2.1%
Oracle Corp.	2.1%
Procter & Gamble Co.	2.0%

Equity sectors
Technology	16.5%
Financial Services	16.1%
Health Care	12.3%
Consumer Staples	10.9%
Energy	10.1%
Industrial Goods & Services	7.2%
Retailing	6.0%
Utilities & Communications	5.7%
Leisure	4.7%
Basic Materials	4.1%
Transportation	2.4%
Autos & Housing	2.3%
Special Products & Services	0.7%

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Investors Trust Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.82%	$1,000.00	$1,088.61	$4.26
	Hypothetical (h)	0.82%	$1,000.00	$1,020.79	$4.12
Service Class	Actual	1.07%	$1,000.00	$1,087.00	$5.55
	Hypothetical (h)	1.07%	$1,000.00	$1,019.54	$5.37

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Investors Trust Series

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Aerospace – 3.8%
Honeywell International, Inc.	134,600	$7,516,064
Precision Castparts Corp.	25,120	4,131,989
United Technologies Corp.	125,380	9,469,951

		$21,118,004

Alcoholic Beverages – 2.3%
Diageo PLC	194,267	$4,995,809
Heineken N.V.	144,307	7,537,840

		$12,533,649

Apparel Manufacturers – 2.4%
LVMH Moet Hennessy Louis Vuitton S.A.	34,147	$5,204,627
NIKE, Inc., “B”	43,560	3,823,697
VF Corp.	31,500	4,203,675

		$13,231,999

Automotive – 0.8%
Bayerische Motoren Werke AG	41,860	$3,033,088
Delphi Automotive PLC (a)	49,150	1,253,325

		$4,286,413

Biotechnology – 1.4%
Celgene Corp. (a)	37,010	$2,374,562
Gilead Sciences, Inc. (a)	110,610	5,672,081

		$8,046,643

Broadcasting – 3.4%
Viacom, Inc., “B”	112,690	$5,298,684
Walt Disney Co.	284,260	13,786,610

		$19,085,294

Brokerage & Asset Managers – 2.6%
BlackRock, Inc.	49,013	$8,323,388
Franklin Resources, Inc.	56,180	6,235,418

		$14,558,806

Business Services – 0.7%
Accenture PLC, “A”	66,330	$3,985,770

Cable TV – 1.3%
Comcast Corp., “A”	226,730	$7,248,558

Chemicals – 2.2%
3M Co.	97,490	$8,735,104
Celanese Corp.	97,030	3,359,179

		$12,094,283

Computer Software – 3.7%
Check Point Software Technologies Ltd. (a)	106,190	$5,265,962
Citrix Systems, Inc. (a)	21,560	1,809,746
Oracle Corp.	390,830	11,607,651
VeriSign, Inc. (a)	46,170	2,011,627

		$20,694,986

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 6.6%
Apple, Inc. (a)	44,280	$25,859,520
EMC Corp. (a)	413,860	10,607,232

		$36,466,752

Construction – 1.5%
Sherwin-Williams Co.	26,590	$3,519,187
Stanley Black & Decker, Inc.	74,630	4,803,187

		$8,322,374

Consumer Products – 3.9%
Colgate-Palmolive Co.	50,020	$5,207,082
Procter & Gamble Co.	180,680	11,066,650
Reckitt Benckiser Group PLC	98,720	5,202,641

		$21,476,373

Electrical Equipment – 2.6%
Danaher Corp.	272,390	$14,186,071

Electronics – 2.8%
Altera Corp.	144,810	$4,900,370
ASML Holding N.V.	55,283	2,842,652
Microchip Technology, Inc.	241,700	7,995,436

		$15,738,458

Energy – Independent – 2.7%
EOG Resources, Inc.	72,470	$6,530,272
Occidental Petroleum Corp.	99,290	8,516,103

		$15,046,375

Energy – Integrated – 4.4%
Chevron Corp.	97,010	$10,234,555
Exxon Mobil Corp.	167,400	14,324,418

		$24,558,973

Engineering – Construction – 0.8%
Fluor Corp.	86,900	$4,287,646

Food & Beverages – 2.4%
General Mills, Inc.	135,150	$5,208,681
Groupe Danone	131,103	8,132,115

		$13,340,796

General Merchandise – 2.9%
Kohl’s Corp.	118,480	$5,389,655
Target Corp.	182,240	10,604,546

		$15,994,201

Insurance – 1.8%
ACE Ltd.	128,520	$9,527,188
Aon PLC	7,140	334,009

		$9,861,197

4

MFS Investors Trust Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 2.3%
Facebook, Inc., “A “ (a)	40,490	$1,260,049
Google, Inc., “A” (a)	20,110	11,665,208

		$12,925,257

Major Banks – 7.3%
Bank of America Corp.	510,990	$4,179,898
Bank of New York Mellon Corp.	121,943	2,676,649
Goldman Sachs Group, Inc.	77,740	7,452,156
JPMorgan Chase & Co.	357,870	12,786,695
State Street Corp.	74,180	3,311,395
Wells Fargo & Co.	307,200	10,272,768

		$40,679,561

Medical Equipment – 6.1%
Baxter International, Inc.	67,830	$3,605,164
Covidien PLC	172,060	9,205,210
Medtronic, Inc.	133,620	5,175,103
St. Jude Medical, Inc.	218,980	8,739,492
Thermo Fisher Scientific, Inc.	137,840	7,155,274

		$33,880,243

Network & Telecom – 1.1%
Cisco Systems, Inc.	368,992	$6,335,593

Oil Services – 3.0%
Cameron International Corp. (a)	98,540	$4,208,643
Dresser-Rand Group, Inc. (a)	85,100	3,790,354
National Oilwell Varco, Inc.	67,150	4,327,146
Schlumberger Ltd.	65,030	4,221,097

		$16,547,240

Other Banks & Diversified Financials – 4.4%
American Express Co.	162,960	$9,485,902
MasterCard, Inc., “A”	15,650	6,731,221
Visa, Inc., “A”	68,430	8,460,001

		$24,677,124

Pharmaceuticals – 4.8%
Johnson & Johnson	153,776	$10,389,107
Pfizer, Inc.	556,430	12,797,890
Teva Pharmaceutical Industries Ltd., ADR	95,010	3,747,194

		$26,934,191

Railroad & Shipping – 1.2%
Canadian National Railway Co.	80,350	$6,779,933

Specialty Chemicals – 1.9%
Linde AG	33,993	$5,294,681
Praxair, Inc.	49,330	5,363,651

		$10,658,332

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.7%
Hennes & Mauritz AB, “B”	104,710	$3,764,623

Telecommunications – Wireless – 1.4%
American Tower Corp., REIT	111,010	$7,760,709

Telephone Services – 1.2%
AT&T, Inc.	181,670	$6,478,352

Tobacco – 2.3%
Philip Morris International, Inc.	147,890	$12,904,881

Trucking – 1.2%
United Parcel Service, Inc., “B”	81,070	$6,385,073

Utilities – Electric Power – 3.1%
Alliant Energy Corp.	94,260	$4,295,428
American Electric Power Co., Inc.	139,460	5,564,454
CMS Energy Corp.	119,110	2,799,085
Wisconsin Energy Corp.	116,980	4,628,899

		$17,287,866

Total Common Stocks (Identified Cost, $481,527,309)		$550,162,599

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	4,836,278	$4,836,278

Total Investments (Identified Cost, $486,363,587)		$554,998,877

OTHER ASSETS, LESS LIABILITIES – 0.1%		627,969

Net Assets – 100.0%		$555,626,846

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $481,527,309)	$550,162,599
Underlying affiliated funds, at cost and value	4,836,278
Total investments, at value (identified cost, $486,363,587)	$554,998,877
Cash	25,023
Receivables for
Investments sold	5,080,218
Fund shares sold	535,927
Interest and dividends	484,050
Other assets	2,719
Total assets		$561,126,814
Liabilities
Payables for
Investments purchased	$4,345,837
Fund shares reacquired	1,001,474
Payable to affiliates
Investment adviser	34,016
Shareholder servicing costs	566
Distribution and/or service fees	1,961
Payable for independent Trustees’ compensation	186
Accrued expenses and other liabilities	115,928
Total liabilities		$5,499,968
Net assets		$555,626,846
Net assets consist of
Paid-in capital	$499,795,359
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	68,633,221
Accumulated net realized gain (loss) on investments and foreign currency	(20,768,288)
Undistributed net investment income	7,966,554
Net assets		$555,626,846
Shares of beneficial interest outstanding		26,326,574

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$457,120,503	21,632,857	$21.13
Service Class	98,506,343	4,693,717	20.99

See Notes to Financial Statements

6

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Dividends	$5,515,427
Interest	67,732
Dividends from underlying affiliated funds	2,531
Foreign taxes withheld	(150,062)
Total investment income		$5,435,628
Expenses
Management fee	$2,160,842
Distribution and/or service fees	112,801
Shareholder servicing costs	30,015
Administrative services fee	48,109
Independent Trustees’ compensation	9,263
Custodian fee	32,931
Shareholder communications	45,094
Audit and tax fees	24,871
Legal fees	4,443
Miscellaneous	16,231
Total expenses		$2,484,600
Reduction of expenses by investment adviser	(1,487)
Net expenses		$2,483,113
Net investment income		$2,952,515
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$25,165,144
Foreign currency	(4,876)
Net realized gain (loss) on investments and foreign currency		$25,160,268
Change in unrealized appreciation (depreciation)
Investments	$21,593,274
Translation of assets and liabilities in foreign currencies	(634)
Net unrealized gain (loss) on investments and foreign currency translation		$21,592,640
Net realized and unrealized gain (loss) on investments and foreign currency		$46,752,908
Change in net assets from operations		$49,705,423

See Notes to Financial Statements

7

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$2,952,515	$5,031,290
Net realized gain (loss) on investments and foreign currency	25,160,268	23,627,753
Net unrealized gain (loss) on investments and foreign currency translation	21,592,640	(39,378,834)
Change in net assets from operations	$49,705,423	$(10,719,791)
Distributions declared to shareholders
From net investment income	$—	$(5,466,481)
Change in net assets from fund share transactions	$(58,971,042)	$(84,509,302)
Total change in net assets	$(9,265,619)	$(100,695,574)
Net assets
At beginning of period	564,892,465	665,588,039
At end of period (including undistributed net investment income of $7,966,554 and $5,014,039, respectively)	$555,626,846	$564,892,465

See Notes to Financial Statements

8

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$19.41		$20.04	$18.24	$14.64	$23.52	$21.69
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.17	$0.16	$0.19	$0.24	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	1.61		(0.61)	1.86	3.67	(7.54)	2.04
Total from investment operations	$1.72		$(0.44)	$2.02	$3.86	$(7.30)	$2.21
Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.22)	$(0.26)	$(0.17)	$(0.19)
From net realized gain on investments	—		—	—	—	(1.41)	(0.19)
Total distributions declared to shareholders	$—		$(0.19)	$(0.22)	$(0.26)	$(1.58)	$(0.38)
Net asset value, end of period (x)	$21.13		$19.41	$20.04	$18.24	$14.64	$23.52
Total return (%) (k)(r)(s)(x)	8.86	(n)	(2.18)	11.10	26.90	(33.08)	10.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.82	0.83	0.86	0.84	0.85
Expenses after expense reductions (f)	0.82	(a)	0.82	0.83	0.86	0.84	0.85
Net investment income	1.07	(a)	0.84	0.87	1.25	1.25	0.74
Portfolio turnover	17	(n)	22	22	34	29	37
Net assets at end of period (000 omitted)	$457,121		$486,500	$603,279	$636,809	$560,356	$917,158

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$19.31		$19.95	$18.16	$14.56	$23.39	$21.57
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.12	$0.11	$0.15	$0.19	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.60		(0.61)	1.86	3.65	(7.51)	2.03
Total from investment operations	$1.68		$(0.49)	$1.97	$3.80	$(7.32)	$2.14
Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.18)	$(0.20)	$(0.10)	$(0.13)
From net realized gain on investments	—		—	—	—	(1.41)	(0.19)
Total distributions declared to shareholders	$—		$(0.15)	$(0.18)	$(0.20)	$(1.51)	$(0.32)
Net asset value, end of period (x)	$20.99		$19.31	$19.95	$18.16	$14.56	$23.39
Total return (%) (k)(r)(s)(x)	8.70	(n)	(2.42)	10.88	26.56	(33.25)	10.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.07	1.08	1.11	1.09	1.11
Expenses after expense reductions (f)	1.07	(a)	1.07	1.08	1.11	1.09	1.11
Net investment income	0.80	(a)	0.60	0.63	0.99	1.00	0.49
Portfolio turnover	17	(n)	22	22	34	29	37
Net assets at end of period (000 omitted)	$98,506		$78,392	$62,309	$46,267	$38,259	$65,180

See Notes to Financial Statements

9

MFS Investors Trust Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Investors Trust Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Investors Trust Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance

11

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$488,361,433	$—	$—	$488,361,433
France	8,132,115	5,204,627	—	13,336,742
Netherlands	2,842,652	7,537,841	—	10,380,493
United Kingdom	10,198,450	—	—	10,198,450
Israel	9,013,157	—	—	9,013,157
Germany	—	8,327,768	—	8,327,768
Canada	6,779,933	—	—	6,779,933
Sweden	—	3,764,623	—	3,764,623
Mutual Funds	4,836,278	—	—	4,836,278
Total Investments	$530,164,018	$24,834,859	$—	$554,998,877

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $5,294,681 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $5,502,641 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

12

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$5,466,481

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$487,547,111
Gross appreciation	96,259,957
Gross depreciation	(28,808,191)
Net unrealized appreciation (depreciation)	$67,451,766

As of 12/31/11
Undistributed ordinary income	5,014,039
Capital loss carryforwards	(44,745,032)
Other temporary differences	(1,435)
Net unrealized appreciation (depreciation)	45,858,492

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/17	$(44,745,032)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

13

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$4,901,513
Service Class	—	564,968
Total	$—	$5,466,481

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced.

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $29,559, which equated to 0.0103% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $456.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0167% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,007 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,487, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

14

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $98,615,584 and $155,768,276, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	317,036	$6,779,313	956,445	$17,827,008
Service Class	1,083,079	22,735,510	1,634,433	32,550,264
	1,400,115	$29,514,823	2,590,878	$50,377,272
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	258,655	$4,901,513
Service Class	—	—	29,956	564,968
	—	$—	288,611	$5,466,481
Shares reacquired
Initial Class	(3,742,523)	$(79,021,464)	(6,254,861)	$(125,918,742)
Service Class	(449,846)	(9,464,401)	(727,691)	(14,434,313)
	(4,192,369)	$(88,485,865)	(6,982,552)	$(140,353,055)
Net change
Initial Class	(3,425,487)	$(72,242,151)	(5,039,761)	$(103,190,221)
Service Class	633,233	13,271,109	936,698	18,680,919
	(2,792,254)	$(58,971,042)	(4,103,063)	$(84,509,302)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $2,067 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,692,509	63,271,060	(62,127,291)	4,836,278

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,531	$4,836,278

15

MFS Investors Trust Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2012

MFS® VALUE SERIES

MFS® Variable Insurance Trust

VLU-SEM

MFS® VALUE SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Value Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Value Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Philip Morris International, Inc.	3.9%
Lockheed Martin Corp.	3.4%
Pfizer, Inc.	3.1%
JPMorgan Chase & Co.	3.0%
Johnson & Johnson	2.7%
AT&T, Inc.	2.2%
Chevron Corp.	2.1%
United Technologies Corp.	2.1%
Accenture PLC, “A”	2.1%
Wells Fargo & Co.	2.1%

Equity sectors
Financial Services	20.7%
Health Care	13.2%
Consumer Staples	13.0%
Industrial Goods & Services	11.7%
Energy	7.1%
Leisure	6.2%
Technology	6.0%
Utilities & Communications	5.2%
Retailing	4.1%
Basic Materials	3.9%
Special Products & Services	3.0%
Autos & Housing	2.7%
Transportation	1.7%

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Value Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.79%	$1,000.00	$1,079.65	$4.08
	Hypothetical (h)	0.79%	$1,000.00	$1,020.93	$3.97
Service Class	Actual	1.04%	$1,000.00	$1,078.15	$5.37
	Hypothetical (h)	1.04%	$1,000.00	$1,019.69	$5.22

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Value Series

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.3%
Aerospace – 8.4%
Honeywell International, Inc.	373,330	$20,846,742
Huntington Ingalls Industries, Inc. (a)	38,373	1,544,130
Lockheed Martin Corp.	489,090	42,589,957
Northrop Grumman Corp.	216,940	13,838,603
United Technologies Corp.	342,840	25,894,705

		$104,714,137

Alcoholic Beverages – 1.8%
Diageo PLC	868,763	$22,341,284

Automotive – 1.6%
Delphi Automotive PLC (a)	200,020	$5,100,510
General Motors Co. (a)	103,100	2,033,132
Johnson Controls, Inc.	463,720	12,849,681

		$19,983,323

Broadcasting – 4.1%
Omnicom Group, Inc.	304,070	$14,777,802
Viacom, Inc., “B”	293,770	13,813,065
Walt Disney Co.	471,960	22,890,060

		$51,480,927

Brokerage & Asset Managers – 1.8%
BlackRock, Inc.	89,182	$15,144,887
Franklin Resources, Inc.	70,170	7,788,168

		$22,933,055

Business Services – 3.0%
Accenture PLC, “A”	429,880	$25,831,489
Dun & Bradstreet Corp.	85,880	6,112,080
Fiserv, Inc. (a)	76,380	5,516,164

		$37,459,733

Cable TV – 0.9%
Comcast Corp., “Special A”	368,760	$11,579,064

Chemicals – 3.0%
3M Co.	237,820	$21,308,672
PPG Industries, Inc.	159,186	16,892,818

		$38,201,490

Computer Software – 1.9%
Oracle Corp.	820,320	$24,363,504

Computer Software – Systems – 2.3%
Hewlett-Packard Co.	135,330	$2,721,486
International Business Machines Corp.	131,610	25,740,284

		$28,461,770

Construction – 1.1%
Stanley Black & Decker, Inc.	208,133	$13,395,440

Consumer Products – 0.6%
Procter & Gamble Co.	115,594	$7,080,133

Electrical Equipment – 2.5%
Danaher Corp.	280,150	$14,590,212

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
Tyco International Ltd.	317,530	$16,781,461

		$31,371,673

Electronics – 1.2%
ASML Holding N.V.	52,670	$2,708,291
Intel Corp.	452,760	12,066,054

		$14,774,345

Energy – Independent – 2.9%
Apache Corp.	102,230	$8,984,995
EOG Resources, Inc.	77,020	6,940,272
Occidental Petroleum Corp.	235,790	20,223,708

		$36,148,975

Energy – Integrated – 3.9%
Chevron Corp.	249,470	$26,319,085
Exxon Mobil Corp.	248,968	21,304,192
Hess Corp.	19,190	833,806

		$48,457,083

Engineering – Construction – 0.1%
Fluor Corp.	35,930	$1,772,786

Food & Beverages – 5.3%
General Mills, Inc.	496,200	$19,123,548
Groupe Danone	204,786	12,702,557
J.M. Smucker Co.	58,540	4,420,941
Kellogg Co.	113,440	5,595,995
Nestle S.A.	250,429	14,938,445
PepsiCo, Inc.	145,238	10,262,517

		$67,044,003

Food & Drug Stores – 1.6%
CVS Caremark Corp.	251,771	$11,765,259
Walgreen Co.	259,810	7,685,180

		$19,450,439

General Merchandise – 1.8%
Kohl’s Corp.	83,380	$3,792,956
Target Corp.	328,310	19,104,359

		$22,897,315

Insurance – 6.7%
ACE Ltd.	141,570	$10,494,584
Aon PLC	256,410	11,994,860
Chubb Corp.	136,640	9,950,125
MetLife, Inc.	675,583	20,841,736
Prudential Financial, Inc.	296,835	14,375,719
Travelers Cos., Inc.	253,150	16,161,096

		$83,818,120

Leisure & Toys – 0.8%
Hasbro, Inc.	306,960	$10,396,735

4

MFS Value Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 0.6%
Eaton Corp.	197,810	$7,839,210

Major Banks – 10.6%
Bank of America Corp.	397,540	$3,251,877
Bank of New York Mellon Corp.	883,190	19,386,021
Goldman Sachs Group, Inc.	268,492	25,737,643
JPMorgan Chase & Co.	1,049,390	37,494,705
PNC Financial Services Group, Inc.	159,810	9,765,989
State Street Corp.	243,900	10,887,696
Wells Fargo & Co.	770,700	25,772,208

		$132,296,139

Medical & Health Technology & Services – 0.6%
Quest Diagnostics, Inc.	118,330	$7,087,967

Medical Equipment – 3.4%
Becton, Dickinson & Co.	100,390	$7,504,153
Medtronic, Inc.	357,250	13,836,293
St. Jude Medical, Inc.	283,790	11,326,059
Thermo Fisher Scientific, Inc.	201,140	10,441,177

		$43,107,682

Network & Telecom – 0.6%
Cisco Systems, Inc.	425,910	$7,312,875

Oil Services – 0.3%
Transocean, Inc.	70,920	$3,172,252

Other Banks & Diversified Financials – 1.6%
MasterCard, Inc., “A”	15,178	$6,528,210
SunTrust Banks, Inc.	81,030	1,963,357
Western Union Co.	680,570	11,460,799

		$19,952,366

Pharmaceuticals – 9.2%
Abbott Laboratories	342,980	$22,111,921
Johnson & Johnson	506,360	34,209,682
Merck & Co., Inc.	298,100	12,445,675
Pfizer, Inc.	1,716,486	39,479,178
Roche Holding AG	37,811	6,527,216

		$114,773,672

Printing & Publishing – 0.4%
Moody’s Corp.	150,470	$5,499,679

Railroad & Shipping – 0.6%
Canadian National Railway Co.	95,480	$8,056,602

Specialty Chemicals – 0.9%
Air Products & Chemicals, Inc.	141,076	$11,389,065

Specialty Stores – 0.7%
Advance Auto Parts, Inc.	57,640	$3,932,201
Staples, Inc.	400,250	5,223,263

		$9,155,464

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 1.7%
Vodafone Group PLC	7,455,611	$20,947,552

Telephone Services – 2.2%
AT&T, Inc.	789,600	$28,157,136

Tobacco – 5.3%
Altria Group, Inc.	222,081	$7,672,899
Lorillard, Inc.	73,660	9,719,437
Philip Morris International, Inc.	565,791	49,370,923

		$66,763,259

Trucking – 1.1%
United Parcel Service, Inc., “B”	174,690	$13,758,584

Utilities – Electric Power – 1.2%
PG&E Corp.	213,180	$9,650,659
PPL Corp.	87,540	2,434,487
Public Service Enterprise Group, Inc.	86,750	2,819,375

		$14,904,521

Total Common Stocks (Identified Cost, $1,071,769,911)		$1,232,299,359

CONVERTIBLE PREFERRED STOCKS – 0.2%
Aerospace – 0.1%
United Technologies Corp., 7.5% (a)	25,730	$1,355,714

Utilities – Electric Power – 0.1%
PPL Corp., 9.5%	33,770	$1,786,433

Total Convertible Preferred Stocks (Identified Cost, $2,982,243)		$3,142,147

MONEY MARKET FUNDS – 1.3%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	16,051,746	$16,051,746

Total Investments (Identified Cost, $1,090,803,900)		$1,251,493,252

OTHER ASSETS, LESS LIABILITIES – 0.2%		2,061,310

Net Assets – 100.0%		$1,253,554,562

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $1,074,752,154)	$1,235,441,506
Underlying affiliated funds, at cost and value	16,051,746
Total investments, at value (identified cost, $1,090,803,900)	$1,251,493,252
Cash	29,735
Receivables for
Fund shares sold	1,551,433
Interest and dividends	2,774,979
Other assets	5,322
Total assets		$1,255,854,721
Liabilities
Payable for fund shares reacquired	$2,061,017
Payable to affiliates
Investment adviser	74,866
Shareholder servicing costs	1,077
Distribution and/or service fees	18,023
Payable for independent Trustees’ compensation	132
Accrued expenses and other liabilities	145,044
Total liabilities		$2,300,159
Net assets		$1,253,554,562
Net assets consist of
Paid-in capital	$1,060,598,490
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	160,686,337
Accumulated net realized gain (loss) on investments and foreign currency	2,191,124
Undistributed net investment income	30,078,611
Net assets		$1,253,554,562
Shares of beneficial interest outstanding		92,405,382

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$353,305,278	25,804,130	$13.69
Service Class	900,249,284	66,601,252	13.52

See Notes to Financial Statements

6

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Dividends	$17,108,329
Interest	22,282
Dividends from underlying affiliated funds	7,947
Foreign taxes withheld	(183,165)
Total investment income		$16,955,393
Expenses
Management fee	$4,549,143
Distribution and/or service fees	1,100,524
Shareholder servicing costs	64,298
Administrative services fee	98,201
Independent Trustees’ compensation	14,768
Custodian fee	58,128
Shareholder communications	66,539
Audit and tax fees	25,245
Legal fees	8,223
Miscellaneous	25,170
Total expenses		$6,010,239
Fees paid indirectly	(12)
Reduction of expenses by investment adviser	(3,194)
Net expenses		$6,007,033
Net investment income		$10,948,360
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$927,582
Foreign currency	(21,059)
Net realized gain (loss) on investments and foreign currency		$906,523
Change in unrealized appreciation (depreciation)
Investments	$81,546,565
Translation of assets and liabilities in foreign currencies	13,221
Net unrealized gain (loss) on investments and foreign currency translation		$81,559,786
Net realized and unrealized gain (loss) on investments and foreign currency		$82,466,309
Change in net assets from operations		$93,414,669

See Notes to Financial Statements

7

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited	)	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$10,948,360		$19,122,135
Net realized gain (loss) on investments and foreign currency	906,523		7,048,777
Net unrealized gain (loss) on investments and foreign currency translation	81,559,786		(27,106,084)
Change in net assets from operations	$93,414,669		$(935,172)
Distributions declared to shareholders
From net investment income	$—		$(15,423,161)
From net realized gain on investments	—		(4,647,117)
Total distributions declared to shareholders	$—		$(20,070,278)
Change in net assets from fund share transactions	$(24,092,782)		$66,137,253
Total change in net assets	$69,321,887		$45,131,803
Net assets
At beginning of period	1,184,232,675		1,139,100,872
At end of period (including undistributed net investment income of $30,078,611 and $19,130,251, respectively)	$1,253,554,562		$1,184,232,675

See Notes to Financial Statements

8

MFS Value Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$12.68		$12.98	$11.80	$9.76	$15.25	$14.52
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.24	$0.19	$0.20	$0.22	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.88		(0.30)	1.16	1.98	(4.98)	0.92
Total from investment operations	$1.01		$(0.06)	$1.35	$2.18	$(4.76)	$1.13
Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.17)	$(0.14)	$(0.17)	$(0.15)
From net realized gain on investments	—		(0.05)	—	—	(0.56)	(0.25)
Total distributions declared to shareholders	$—		$(0.24)	$(0.17)	$(0.14)	$(0.73)	$(0.40)
Net asset value, end of period (x)	$13.69		$12.68	$12.98	$11.80	$9.76	$15.25
Total return (%) (k)(r)(s)(x)	7.97	(n)	(0.30)	11.53	22.71	(32.58)	7.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.79	0.83	0.84	0.84	0.86
Expenses after expense reductions (f)	0.79	(a)	0.79	0.83	0.84	0.84	0.86
Net investment income	1.93	(a)	1.81	1.60	1.99	1.77	1.41
Portfolio turnover	9	(n)	18	28	26	36	23
Net assets at end of period (000 omitted)	$353,305		$352,752	$389,052	$367,676	$295,721	$390,346

See Notes to Financial Statements

9

MFS Value Series

Financial Highlights – continued

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$12.54		$12.83	$11.68	$9.67	$15.12	$14.42
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.20	$0.16	$0.18	$0.19	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.87		(0.27)	1.15	1.95	(4.94)	0.91
Total from investment operations	$0.98		$(0.07)	$1.31	$2.13	$(4.75)	$1.08
Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.16)	$(0.12)	$(0.14)	$(0.13)
From net realized gain on investments	—		(0.05)	—	—	(0.56)	(0.25)
Total distributions declared to shareholders	$—		$(0.22)	$(0.16)	$(0.12)	$(0.70)	$(0.38)
Net asset value, end of period (x)	$13.52		$12.54	$12.83	$11.68	$9.67	$15.12
Total return (%) (k)(r)(s)(x)	7.81	(n)	(0.47)	11.22	22.45	(32.74)	7.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.04	1.08	1.09	1.09	1.11
Expenses after expense reductions (f)	1.04	(a)	1.04	1.08	1.09	1.09	1.11
Net investment income	1.69	(a)	1.58	1.35	1.75	1.57	1.16
Portfolio turnover	9	(n)	18	28	26	36	23
Net assets at end of period (000 omitted)	$900,249		$831,481	$750,049	$617,739	$218,528	$197,844

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Value Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Value Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Value Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,147,219,558	$—	$—	$1,147,219,558
United Kingdom	22,341,284	20,947,552	—	43,288,836
Switzerland	—	21,465,661	—	21,465,661
France	12,702,557	—	—	12,702,557
Canada	8,056,603	—	—	8,056,603
Netherlands	2,708,291	—	—	2,708,291
Mutual Funds	16,051,746	—	—	16,051,746
Total Investments	$1,209,080,039	$42,413,213	$—	$1,251,493,252

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $20,947,552 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

12

MFS Value Series

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$15,423,161
Long-term capital gains	4,647,117
Total distributions	$20,070,278

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$1,099,298,674
Gross appreciation	203,164,340
Gross depreciation	(50,969,762)
Net unrealized appreciation (depreciation)	$152,194,578

As of 12/31/11
Undistributed ordinary income	28,552,821
Undistributed long-term capital gain	356,805
Other temporary differences	(16,236)
Net unrealized appreciation (depreciation)	70,648,013

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/12	Year ended 12/31/11	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$5,362,125	$—	$1,450,316
Service Class	—	10,061,036	—	3,196,801
Total	$—	$15,423,161	$—	$4,647,117

13

MFS Value Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced.

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.73% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $63,905, which equated to 0.0103% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $393.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0158% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $6,376 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,194, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

14

MFS Value Series

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $115,640,485 and $122,301,837, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,774,264	$23,591,838	2,298,352	$29,236,939
Service Class	6,301,556	84,249,178	14,860,781	187,192,540
	8,075,820	$107,841,016	17,159,133	$216,429,479
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	565,817	$6,812,441
Service Class	—	—	1,113,169	13,257,837
	—	$—	1,678,986	$20,070,278
Shares reacquired
Initial Class	(3,779,736)	$(51,341,574)	(5,029,795)	$(65,732,351)
Service Class	(6,016,191)	(80,592,224)	(8,102,420)	(104,630,153)
	(9,795,927)	$(131,933,798)	(13,132,215)	$(170,362,504)
Net change
Initial Class	(2,005,472)	$(27,749,736)	(2,165,626)	$(29,682,971)
Service Class	285,365	3,656,954	7,871,530	95,820,224
	(1,720,107)	$(24,092,782)	5,705,904	$66,137,253

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $4,197 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	20,734,900	83,671,809	(88,354,963)	16,051,746

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,947	$16,051,746

15

MFS Value Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2012

MFS® MID CAP GROWTH SERIES

MFS® Variable Insurance Trust

VMG-SEM

MFS® MID CAP GROWTH SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Growth Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Mid Cap Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Ross Stores, Inc.	2.1%
American Tower Corp., REIT	2.1%
AMETEK, Inc.	1.9%
MasterCard, Inc., “A”	1.9%
Alexion Pharmaceuticals, Inc.	1.8%
Verisk Analytics, Inc., “A”	1.8%
Cabot Oil & Gas Corp.	1.7%
Cognizant Technology Solutions Corp., “A”	1.5%
PetSmart, Inc.	1.5%
Dollar General Corp.	1.4%

Equity sectors
Technology	15.9%
Health Care	14.7%
Retailing	12.3%
Industrial Goods & Services	11.2%
Special Products & Services	8.4%
Energy	8.2%
Leisure	5.7%
Basic Materials	5.1%
Autos & Housing	4.8%
Financial Services	4.2%
Consumer Staples	3.5%
Utilities & Communications	2.7%
Transportation	1.7%

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.89%	$1,000.00	$1,079.93	$4.60
	Hypothetical (h)	0.89%	$1,000.00	$1,020.44	$4.47
Service Class	Actual	1.14%	$1,000.00	$1,078.47	$5.89
	Hypothetical (h)	1.14%	$1,000.00	$1,019.19	$5.72

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Mid Cap Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.4%
Aerospace – 2.0%
BE Aerospace, Inc. (a)	25,610	$1,118,127
TransDigm Group, Inc. (a)	7,870	1,056,941

		$2,175,068

Alcoholic Beverages – 0.9%
Beam, Inc.	15,280	$954,847

Apparel Manufacturers – 1.7%
Guess?, Inc.	8,080	$245,390
Li & Fung Ltd.	352,000	683,038
VF Corp.	6,990	932,816

		$1,861,244

Automotive – 2.5%
BorgWarner Transmission Systems, Inc. (a)	17,650	$1,157,664
Delphi Automotive PLC (a)	34,150	870,825
LKQ Corp. (a)	21,280	710,752

		$2,739,241

Biotechnology – 2.7%
Alexion Pharmaceuticals, Inc. (a)	20,580	$2,043,594
Dendreon Corp. (a)	23,490	173,826
Regeneron Pharmaceuticals, Inc. (a)	2,960	338,091
ViroPharma, Inc. (a)	19,220	455,514

		$3,011,025

Broadcasting – 1.8%
CBS Corp., “B”	15,270	$500,551
Discovery Communications, Inc., “A” (a)	28,038	1,514,052

		$2,014,603

Brokerage & Asset Managers – 2.3%
Affiliated Managers Group, Inc. (a)	13,800	$1,510,410
Evercore Partners, Inc.	11,520	269,453
IntercontinentalExchange, Inc. (a)	6,150	836,277

		$2,616,140

Business Services – 6.8%
Cognizant Technology Solutions Corp., “A” (a)	27,775	$1,666,500
Concur Technologies, Inc. (a)	12,850	875,085
FleetCor Technologies, Inc. (a)	25,670	899,477
Gartner, Inc. (a)	17,970	773,609
IHS, Inc. “A” (a)	3,090	332,886
Jones Lang LaSalle, Inc.	14,030	987,291
Verisk Analytics, Inc., “A” (a)	41,450	2,041,827

		$7,576,675

Cable TV – 0.9%
Charter Communications, Inc., “A” (a)	13,670	$968,793

Chemicals – 0.6%
Celanese Corp.	20,450	$707,979

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 6.6%
Autodesk, Inc. (a)	20,210	$707,148
Check Point Software Technologies Ltd. (a)	26,190	1,298,762
Citrix Systems, Inc. (a)	9,140	767,212
NetSuite, Inc. (a)	8,260	452,400
Parametric Technology Corp. (a)	55,960	1,172,922
Red Hat, Inc. (a)	19,420	1,096,842
SolarWinds, Inc. (a)	18,490	805,424
TIBCO Software, Inc. (a)	35,200	1,053,184

		$7,353,894

Computer Software – Systems – 2.9%
MICROS Systems, Inc. (a)	25,210	$1,290,752
NetApp, Inc. (a)	18,200	579,124
Qlik Technologies, Inc. (a)	32,810	725,757
Verifone Systems, Inc. (a)	19,280	637,975

		$3,233,608

Construction – 2.3%
NVR, Inc. (a)	1,110	$943,500
Sherwin-Williams Co.	2,480	328,228
Stanley Black & Decker, Inc.	20,848	1,341,777

		$2,613,505

Consumer Products – 0.8%
Chr. Hansen Holding A/S	22,199	$570,424
Nu Skin Enterprises, Inc., “A”	7,260	340,494

		$910,918

Consumer Services – 1.6%
Anhanguera Educacional Participacoes S.A.	17,000	$216,679
HomeAway, Inc. (a)	5,110	111,091
Priceline.com, Inc. (a)	1,511	1,004,090
Sotheby’s	14,830	494,729

		$1,826,589

Containers – 2.2%
Ball Corp.	33,980	$1,394,879
Silgan Holdings, Inc.	25,780	1,100,548

		$2,495,427

Electrical Equipment – 5.0%
AMETEK, Inc.	42,695	$2,130,907
Mettler-Toledo International, Inc. (a)	7,070	1,101,860
MSC Industrial Direct Co., Inc., “A”	6,690	438,530
Sensata Technologies Holding B.V. (a)	26,140	700,029
TriMas Corp. (a)	14,250	286,425
W.W. Grainger, Inc.	5,040	963,850

		$5,621,601

Electronics – 3.2%
Altera Corp.	28,770	$973,577
ARM Holdings PLC	51,909	413,372
Hittite Microwave Corp. (a)	7,840	400,781
Linear Technology Corp.	19,770	619,394

4

MFS Mid Cap Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
Microchip Technology, Inc.	35,490	$1,174,009

		$3,581,133

Energy – Independent – 5.1%
Cabot Oil & Gas Corp.	48,690	$1,918,386
Celtic Exploration Ltd. (a)	44,740	605,117
Concho Resources, Inc. (a)	10,680	909,082
EQT Corp.	12,960	695,045
Pioneer Natural Resources Co.	4,880	430,465
Range Resources Corp.	7,920	490,010
SM Energy Co.	14,070	690,978

		$5,739,083

Engineering – Construction – 0.3%
Fluor Corp.	6,951	$342,962

Entertainment – 0.3%
Six Flags Entertainment Corp.	6,250	$338,625

Food & Beverages – 1.8%
Mead Johnson Nutrition Co., “A”	17,480	$1,407,315
Want Want China Holdings Ltd.	451,000	557,938

		$1,965,253

Gaming & Lodging – 0.8%
Royal Caribbean Cruises Ltd.	21,040	$547,671
Sands China Ltd.	93,600	299,834

		$847,505

General Merchandise – 1.4%
Dollar General Corp. (a)	28,330	$1,540,869

Internet – 1.1%
LinkedIn Corp., “A” (a)	6,610	$702,445
Rackspace Hosting, Inc. (a)	13,130	576,932

		$1,279,377

Leisure & Toys – 1.3%
Brunswick Corp.	28,710	$637,936
Polaris Industries, Inc.	10,690	764,121

		$1,402,057

Machinery & Tools – 3.0%
Flowserve Corp.	3,440	$394,740
Joy Global, Inc.	15,020	852,085
Polypore International, Inc. (a)	15,780	637,354
United Rentals, Inc. (a)	13,710	466,688
WABCO Holdings, Inc. (a)	18,350	971,266

		$3,322,133

Medical & Health Technology & Services – 4.0%
Catamaran Corp. (a)	14,990	$1,487,158
Cerner Corp. (a)	17,810	1,472,175
IDEXX Laboratories, Inc. (a)	5,810	558,515
Patterson Cos., Inc.	28,260	974,122

		$4,491,970

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 6.4%
Cooper Cos., Inc.	12,480	$995,405
Covidien PLC	24,270	1,298,445
Edwards Lifesciences Corp. (a)	13,000	1,342,900
Endologix, Inc. (a)	36,690	566,494
Gen-Probe, Inc. (a)	9,670	794,874
Intuitive Surgical, Inc. (a)	2,043	1,131,393
Sirona Dental Systems, Inc. (a)	7,190	323,622
Thermo Fisher Scientific, Inc.	13,060	677,945

		$7,131,078

Network & Telecom – 2.1%
F5 Networks, Inc. (a)	9,120	$907,987
Fortinet, Inc. (a)	61,450	1,426,869

		$2,334,856

Oil Services – 3.1%
Cameron International Corp. (a)	8,480	$362,181
Core Laboratories N.V.	4,430	513,437
Dresser-Rand Group, Inc. (a)	29,120	1,297,005
FMC Technologies, Inc. (a)	23,170	908,959
Lufkin Industries, Inc.	6,390	347,105

		$3,428,687

Other Banks & Diversified Financials – 1.9%
MasterCard, Inc., “A”	4,910	$2,111,840

Pharmaceuticals – 1.6%
Auxilium Pharmaceuticals, Inc. (a)	14,460	$388,829
Perrigo Co.	11,360	1,339,685

		$1,728,514

Pollution Control – 0.9%
Stericycle, Inc. (a)	4,600	$421,682
Waste Connections, Inc.	20,850	623,832

		$1,045,514

Railroad & Shipping – 0.8%
Kansas City Southern Co.	13,610	$946,712

Restaurants – 0.6%
Starbucks Corp.	13,110	$699,025

Specialty Chemicals – 2.3%
Airgas, Inc.	11,930	$1,002,239
Albemarle Corp.	10,270	612,503
Rockwood Holdings, Inc.	20,160	894,096

		$2,508,838

Specialty Stores – 9.2%
American Eagle Outfitters, Inc.	40,260	$794,330
AutoZone, Inc. (a)	2,890	1,061,121
Children’s Place Retail Store, Inc. (a)	13,730	684,166
O’Reilly Automotive, Inc. (a)	8,840	740,527
PetSmart, Inc.	24,140	1,645,865
Ross Stores, Inc.	37,470	2,340,751
rue21, Inc. (a)	11,470	289,503
Tiffany & Co.	17,380	920,271

5

MFS Mid Cap Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – continued
Tractor Supply Co.	6,280	$521,617
Urban Outfitters, Inc. (a)	46,790	1,290,936

		$10,289,087

Telecommunications – Wireless – 2.1%
American Tower Corp., REIT	33,350	$2,331,499

Trucking – 0.9%
Expeditors International of Washington, Inc.	24,620	$954,025

Utilities – Electric Power – 0.6%
CMS Energy Corp.	30,100	$707,350

Total Common Stocks (Identified Cost, $96,617,653)		$109,749,149

MONEY MARKET FUNDS – 2.0%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	2,187,211	$2,187,211

Total Investments (Identified Cost, $98,804,864)		$111,936,360

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(452,909)

Net Assets – 100.0%		$111,483,451

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $96,617,653)	$109,749,149
Underlying affiliated funds, at cost and value	2,187,211
Total investments, at value (identified cost, $98,804,864)	$111,936,360
Receivables for
Investments sold	1,288,860
Fund shares sold	70,390
Dividends	42,494
Other assets	685
Total assets		$113,338,789
Liabilities
Payables for
Investments purchased	$1,717,660
Fund shares reacquired	78,827
Payable to affiliates
Investment adviser	6,876
Shareholder servicing costs	153
Distribution and/or service fees	612
Payable for independent Trustees’ compensation	43
Accrued expenses and other liabilities	51,167
Total liabilities		$1,855,338
Net assets		$111,483,451
Net assets consist of
Paid-in capital	$108,888,550
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	13,131,513
Accumulated net realized gain (loss) on investments and foreign currency	(10,317,996)
Accumulated net investment loss	(218,616)
Net assets		$111,483,451
Shares of beneficial interest outstanding		18,478,958

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$80,798,561	13,287,606	$6.08
Service Class	30,684,890	5,191,352	5.91

See Notes to Financial Statements

7

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment loss
Income
Dividends	$344,968
Interest	2,115
Dividends from underlying affiliated funds	1,157
Foreign taxes withheld	(378)
Total investment income		$347,862
Expenses
Management fee	$445,512
Distribution and/or service fees	39,738
Shareholder servicing costs	6,333
Administrative services fee	13,877
Independent Trustees’ compensation	2,634
Custodian fee	12,767
Shareholder communications	12,597
Audit and tax fees	25,578
Legal fees	1,093
Miscellaneous	6,657
Total expenses		$566,786
Fees paid indirectly	(2)
Reduction of expenses by investment adviser	(306)
Net expenses		$566,478
Net investment loss		$(218,616)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$4,972,029
Foreign currency	(3,089)
Net realized gain (loss) on investments and foreign currency		$4,968,940
Change in unrealized appreciation (depreciation)
Investments	$4,521,330
Translation of assets and liabilities in foreign currencies	14
Net unrealized gain (loss) on investments and foreign currency translation		$4,521,344
Net realized and unrealized gain (loss) on investments and foreign currency		$9,490,284
Change in net assets from operations		$9,271,668

See Notes to Financial Statements

8

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment loss	$(218,616)	$(712,690)
Net realized gain (loss) on investments and foreign currency	4,968,940	25,044,307
Net unrealized gain (loss) on investments and foreign currency translation	4,521,344	(31,574,277)
Change in net assets from operations	$9,271,668	$(7,242,660)
Change in net assets from fund share transactions	$(12,317,182)	$(51,517,703)
Total change in net assets	$(3,045,514)	$(58,760,363)
Net assets
At beginning of period	114,528,965	173,289,328
At end of period (including accumulated net investment loss of $218,616 and $0, respectively)	$111,483,451	$114,528,965

See Notes to Financial Statements

9

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010		2009		2008		2007
	(unaudited)
Net asset value, beginning of period	$5.63		$5.99	$4.62		$3.27		$7.66		$7.25
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.03)	$(0.00	)(w)	$(0.00	)(w)	$0.01		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.46		(0.33)	1.37		1.36		(3.55)		0.71
Total from investment operations	$0.45		$(0.36)	$1.37		$1.36		$(3.54)		$0.70
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$(0.01)		$—		$(0.01)
From net realized gain on investments	—		—	—		—		(0.85)		(0.28)
From tax return of capital	—		—	—		(0.00	)(w)	—		—
Total distributions declared to shareholders	$—		$—	$—		$(0.01)		$(0.85)		$(0.29)
Net asset value, end of period (x)	$6.08		$5.63	$5.99		$4.62		$3.27		$7.66
Total return (%) (k)(r)(s)(x)	7.99	(n)	(6.01)	29.65		41.78		(51.56)		9.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.88	0.88		0.90		0.87		0.91
Expenses after expense reductions (f)	0.89	(a)	0.88	0.88		0.90		0.87		0.91
Net investment income (loss)	(0.30	)(a)	(0.44)	0.09		(0.09)		0.21		(0.10)
Portfolio turnover	32	(n)	71	91		114		104		91
Net assets at end of period (000 omitted)	$80,799		$84,387	$137,567		$107,989		$73,066		$173,048

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010		2009		2008		2007
	(unaudited)
Net asset value, beginning of period	$5.48		$5.84	$4.52		$3.20		$7.52		$7.13
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.04)	$(0.01)		$(0.01)		$(0.00	)(w)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.45		(0.32)	1.33		1.33		(3.47)		0.70
Total from investment operations	$0.43		$(0.36)	$1.32		$1.32		$(3.47)		$0.67
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—		$—		$(0.85)		$(0.28)
Net asset value, end of period (x)	$5.91		$5.48	$5.84		$4.52		$3.20		$7.52
Total return (%) (k)(r)(s)(x)	7.85	(n)	(6.16)	29.20		41.25		(51.59)		9.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.13	1.13		1.16		1.12		1.16
Expenses after expense reductions (f)	1.14	(a)	1.13	1.13		1.15		1.12		1.16
Net investment loss	(0.55	)(a)	(0.70)	(0.16)		(0.33)		(0.05)		(0.35)
Portfolio turnover	32	(n)	71	91		114		104		91
Net assets at end of period (000 omitted)	$30,685		$30,142	$35,722		$29,524		$22,511		$48,209
See Notes to Financial Statements

10

MFS Mid Cap Growth Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Mid Cap Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Growth Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$103,616,827	$—	$—	$103,616,827
Canada	2,092,275	—	—	2,092,275
Israel	1,298,762	—	—	1,298,762
Hong Kong	—	982,872	—	982,872
Denmark	—	570,424	—	570,424
China	—	557,938	—	557,938
United Kingdom	—	413,372	—	413,372
Brazil	216,679	—	—	216,679
Mutual Funds	2,187,211	—	—	2,187,211
Total Investments	$109,411,754	$2,524,606	$—	$111,936,360

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,240,976 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

13

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The fund declared no distributions for the current period or for the year ended December 31, 2011.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$98,970,730
Gross appreciation	18,457,955
Gross depreciation	(5,492,325)
Net unrealized appreciation (depreciation)	$12,965,630

As of 12/31/11
Capital loss carryforwards	(15,121,266)
Other temporary differences	199
Net unrealized appreciation (depreciation)	8,444,300

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/16	$(5,680,106)
12/31/17	(9,441,160)
Total	$(15,121,266)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

14

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $6,095, which equated to 0.0103% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $238.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0234% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $614 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $306, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $37,859,716 and $50,259,255, respectively.

15

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	557,076	$3,428,463	924,633	$5,574,028
Service Class	458,356	2,745,259	1,307,673	7,551,227
Total	1,015,432	$6,173,722	2,232,306	$13,125,255
Shares reacquired
Initial Class	(2,264,536)	$(13,871,646)	(8,892,985)	$(53,492,403)
Service Class	(770,261)	(4,619,258)	(1,916,202)	(11,150,555)
Total	(3,034,797)	$(18,490,904)	(10,809,187)	$(64,642,958)
Net change
Initial Class	(1,707,460)	$(10,443,183)	(7,968,352)	$(47,918,375)
Service Class	(311,905)	(1,873,999)	(608,529)	(3,599,328)
Total	(2,019,365)	$(12,317,182)	(8,576,881)	$(51,517,703)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $437 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,546,249	18,316,029	(18,675,067)	2,187,211

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,157	$2,187,211

16

MFS Mid Cap Growth Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2012

MFS® NEW DISCOVERY SERIES

MFS® Variable Insurance Trust

VND-SEM

MFS® NEW DISCOVERY SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS New Discovery Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Cabot Oil & Gas Corp.	3.4%
Range Resources Corp.	2.4%
Conceptus, Inc.	2.3%
HomeAway, Inc.	1.7%
Brookdale Senior Living, Inc.	1.7%
Pulte Homes, Inc.	1.5%
Eagle Materials, Inc.	1.5%
Veeco Instruments, Inc.	1.4%
SciQuest, Inc.	1.4%
Six Flags Entertainment Corp.	1.4%

Equity sectors
Technology	23.3%
Health Care	22.4%
Energy	12.9%
Industrial Goods & Services	10.4%
Retailing	6.7%
Transportation	5.7%
Autos & Housing	5.5%
Special Products & Services	5.4%
Leisure	3.5%
Financial Services	1.6%
Basic Materials	1.5%
Consumer Staples	1.3%

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.98%	$1,000.00	$1,118.96	$5.16
	Hypothetical (h)	0.98%	$1,000.00	$1,019.99	$4.92
Service Class	Actual	1.23%	$1,000.00	$1,117.90	$6.48
	Hypothetical (h)	1.23%	$1,000.00	$1,018.75	$6.17

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS New Discovery Series

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 100.2%
Aerospace – 0.5%
Kaman Corp.	114,128	$3,531,120

Airlines – 2.6%
Allegiant Travel Co. (a)	71,754	$4,999,819
Spirit Airlines, Inc. (a)	176,131	3,427,509
U.S. Airways Group, Inc. (a)	256,130	3,414,213
United Continental Holdings, Inc. (a)	241,824	5,883,578

		$17,725,119

Apparel Manufacturers – 0.8%
Guess?, Inc.	186,870	$5,675,242

Automotive – 0.4%
Delphi Automotive PLC (a)	117,310	$2,991,405

Biotechnology – 1.5%
Anacor Pharmaceuticals, Inc. (a)	395,502	$2,566,808
SEQUENOM, Inc. (a)	812,720	3,299,643
ViroPharma, Inc. (a)	202,990	4,810,863

		$10,677,314

Business Services – 3.1%
Constant Contact, Inc. (a)	490,498	$8,770,104
FleetCor Technologies, Inc. (a)	221,286	7,753,861
Jones Lang LaSalle, Inc.	72,031	5,068,821

		$21,592,786

Computer Software – 5.6%
ANSYS, Inc. (a)	79,980	$5,047,538
Check Point Software Technologies Ltd. (a)	145,648	7,222,684
NetSuite, Inc. (a)	77,467	4,242,868
Nuance Communications, Inc. (a)	381,243	9,081,208
Red Hat, Inc. (a)	86,101	4,862,984
SolarWinds, Inc. (a)	200,782	8,746,064

		$39,203,346

Computer Software – Systems – 8.9%
Aruba Networks, Inc. (a)	401,788	$6,046,909
Ellie Mae, Inc. (a)	81,910	1,474,380
Exa Corp. (a)	303,800	3,223,318
ExactTarget, Inc. (a)	85,120	1,860,723
Fusion-io, Inc. (a)(l)	170,145	3,554,329
Guidewire Software, Inc. (a)	211,310	5,942,037
National Instruments Corp.	268,280	7,206,001
PROS Holdings, Inc. (a)	237,982	4,002,857
Qlik Technologies, Inc. (a)	261,314	5,780,266
SciQuest, Inc. (a)	543,432	9,760,039
ServiceSource International, Inc. (a)	442,173	6,124,096
Tangoe, Inc. (a)	147,997	3,153,816
Vantiv, Inc. (a)	147,950	3,445,756

		$61,574,527

Construction – 5.1%
Beacon Roofing Supply, Inc. (a)	228,156	$5,754,094
Eagle Materials, Inc.	269,901	10,078,103

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – continued
NVR, Inc. (a)	10,172	$8,646,200
Pulte Homes, Inc. (a)	1,002,297	10,724,578

		$35,202,975

Consumer Products – 0.5%
L’Occitane International S.A.	1,344,000	$3,722,488

Consumer Services – 2.3%
HomeAway, Inc. (a)	545,331	$11,855,496
MakeMyTrip Ltd. (a)	244,007	4,009,035

		$15,864,531

Electrical Equipment – 2.0%
MSC Industrial Direct Co., Inc., “A”	129,480	$8,487,414
Sensata Technologies Holding B.V. (a)	194,716	5,214,494

		$13,701,908

Electronics – 6.1%
CEVA, Inc. (a)	418,171	$7,363,991
Entegris, Inc. (a)	456,051	3,894,676
Monolithic Power Systems, Inc. (a)	416,364	8,273,153
Stratasys, Inc. (a)	88,368	4,378,634
Ultratech, Inc. (a)	216,686	6,825,609
Universal Display Corp. (a)	44,930	1,614,784
Veeco Instruments, Inc. (a)	284,997	9,792,497

		$42,143,344

Energy – Independent – 9.1%
Approach Resources, Inc. (a)	211,120	$5,392,005
Cabot Oil & Gas Corp.	590,849	23,279,451
Celtic Exploration Ltd. (a)	298,611	4,038,772
Cloud Peak Energy, Inc. (a)	219,240	3,707,348
Midstates Petroleum Co., Inc. (a)	517,510	5,025,022
Pinecrest Energy, Inc. (a)	2,693,054	4,681,962
Range Resources Corp.	271,949	16,825,485

		$62,950,045

Entertainment – 1.4%
Six Flags Entertainment Corp.	178,553	$9,674,002

Food & Beverages – 0.8%
Green Mountain Coffee Roasters, Inc. (a)	270,395	$5,889,203

Internet – 0.6%
Millennial Media, Inc. (a)	291,720	$3,847,787

Machinery & Tools – 7.9%
Allison Transmission Holdings, Inc.	446,490	$7,840,364
Douglas Dynamics, Inc.	125,707	1,791,325
IPG Photonics Corp. (a)	173,156	7,547,870
Joy Global, Inc.	150,032	8,511,315
Kennametal, Inc.	193,026	6,398,812
Polypore International, Inc. (a)(l)	186,240	7,522,234
United Rentals, Inc. (a)	283,747	9,658,748
WABCO Holdings, Inc. (a)	107,911	5,711,729

		$54,982,397

4

MFS New Discovery Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – 6.9%
Advisory Board Co. (a)	115,852	$5,745,101
Air Methods Corp. (a)	47,926	4,708,730
Brookdale Senior Living, Inc. (a)	645,885	11,458,000
Cerner Corp. (a)	75,091	6,207,022
Healthcare Services Group, Inc.	474,618	9,198,097
HMS Holdings Corp. (a)	206,090	6,864,858
IDEXX Laboratories, Inc. (a)	39,020	3,750,993

		$47,932,801

Medical Equipment – 13.4%
Align Technology, Inc. (a)	187,707	$6,280,676
Cepheid, Inc. (a)	101,298	4,533,086
Conceptus, Inc. (a)	787,900	15,616,178
DexCom, Inc. (a)	340,378	4,411,299
Edwards Lifesciences Corp. (a)	33,270	3,436,791
Endologix, Inc. (a)	438,485	6,770,208
Essilor International S.A.	37,921	3,522,634
Heartware International, Inc. (a)	38,187	3,391,006
Masimo Corp. (a)	322,718	7,222,429
Novadaq Technologies, Inc. (a)	112,330	749,241
NxStage Medical, Inc. (a)	472,731	7,922,972
Sirona Dental Systems, Inc. (a)	95,121	4,281,396
Sonova Holding AG	42,998	4,149,135
Thoratec Corp. (a)	75,198	2,525,149
Uroplasty, Inc. (a)	756,925	3,474,286
Vocera Communications, Inc. (a)	260,250	6,972,098
Volcano Corp. (a)	262,885	7,531,655

		$92,790,239

Metals & Mining – 1.2%
Globe Specialty Metals, Inc.	516,289	$6,933,761
Iluka Resources Ltd.	131,537	1,541,362

		$8,475,123

Network & Telecom – 2.1%
Calix, Inc. (a)	731,493	$6,012,872
Fortinet, Inc. (a)	359,733	8,353,000

		$14,365,872

Oil Services – 3.8%
Atwood Oceanics, Inc. (a)	236,488	$8,948,706
Dresser-Rand Group, Inc. (a)	170,047	7,573,893
Helmerich & Payne, Inc.	102,490	4,456,265
Lufkin Industries, Inc.	95,220	5,172,350

		$26,151,214

Other Banks & Diversified Financials – 1.6%
Air Lease Corp. (a)	236,325	$4,582,342
First Republic Bank (a)	187,486	6,299,530

		$10,881,872

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 0.6%
Perrigo Co.	33,197	$3,914,922

Precious Metals & Minerals – 0.2%
Colossus Minerals, Inc. (a)	463,009	$1,609,912

Railroad & Shipping – 0.9%
Diana Shipping, Inc. (a)	810,552	$6,306,095

Restaurants – 2.1%
Arcos Dorados Holdings, Inc.	641,638	$9,483,410
BJ’s Restaurants, Inc. (a)	45,440	1,726,720
Dunkin Brands Group, Inc.	93,437	3,208,627

		$14,418,757

Specialty Chemicals – 0.1%
Ecosynthetix, Inc. (a)(z)	208,740	$799,613

Specialty Stores – 5.9%
Citi Trends, Inc. (a)	585,410	$9,038,730
Ethan Allen Interiors, Inc.	359,701	7,168,841
Francesca’s Holdings Corp. (a)	155,380	4,196,814
Monro Muffler Brake, Inc.	252,088	8,379,405
Tiffany & Co.	102,410	5,422,610
Urban Outfitters, Inc. (a)	233,772	6,449,769

		$40,656,169

Trucking – 2.2%
Atlas Air Worldwide Holdings, Inc. (a)	146,017	$6,353,200
Swift Transportation Co. (a)	977,141	9,233,982

		$15,587,182

Total Common Stocks (Identified Cost, $653,773,796)		$694,839,310

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	3,913,458	$3,913,458

COLLATERAL FOR SECURITIES LOANED – 1.0%
Navigator Securities Lending Prime Portfolio, 0.28%, at Cost and Net Asset Value (j)	7,364,935	$7,364,935

Total Investments (Identified Cost, $665,052,189)		$706,117,703

OTHER ASSETS, LESS LIABILITIES – (1.8)%		(12,750,329)

Net Assets – 100.0%		$693,367,374

5

MFS New Discovery Series

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ecosynthetix, Inc.	7/28/11	$1,974,316	$799,613
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $661,138,731)	$702,204,245
Underlying affiliated funds, at cost and value	3,913,458
Total investments, at value, including $7,458,447 of securities on loan (identified cost, $665,052,189)	$706,117,703
Cash	4,634
Receivables for
Investments sold	11,385,197
Fund shares sold	304,065
Interest and dividends	78,041
Other assets	3,341
Total assets		$717,892,981
Liabilities
Payables for
Investments purchased	$15,579,967
Fund shares reacquired	1,368,726
Collateral for securities loaned, at value	7,364,935
Payable to affiliates
Investment adviser	50,486
Shareholder servicing costs	774
Distribution and/or service fees	6,773
Payable for independent Trustees’ compensation	210
Accrued expenses and other liabilities	153,736
Total liabilities		$24,525,607
Net assets		$693,367,374
Net assets consist of
Paid-in capital	$612,184,279
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	41,066,072
Accumulated net realized gain (loss) on investments and foreign currency	42,449,730
Accumulated net investment loss	(2,332,707)
Net assets		$693,367,374
Shares of beneficial interest outstanding		44,242,378

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$352,565,223	22,050,573	$15.99
Service Class	340,802,151	22,191,805	15.36

See Notes to Financial Statements

7

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment loss
Income
Dividends	$1,463,709
Income on securities loaned	185,169
Dividends from underlying affiliated funds	1,199
Foreign taxes withheld	(17,818)
Total investment income		$1,632,259
Expenses
Management fee	$3,241,583
Distribution and/or service fees	430,651
Shareholder servicing costs	37,898
Administrative services fee	58,852
Independent Trustees’ compensation	9,571
Custodian fee	64,745
Shareholder communications	68,625
Audit and tax fees	26,499
Legal fees	5,773
Miscellaneous	22,655
Total expenses		$3,966,852
Fees paid indirectly	(36)
Reduction of expenses by investment adviser	(1,850)
Net expenses		$3,964,966
Net investment loss		$(2,332,707)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(5,668,007)
Foreign currency	(114,023)
Net realized gain (loss) on investments and foreign currency		$(5,782,030)
Change in unrealized appreciation (depreciation)
Investments	$85,820,022
Translation of assets and liabilities in foreign currencies	4,981
Net unrealized gain (loss) on investments and foreign currency translation		$85,825,003
Net realized and unrealized gain (loss) on investments and foreign currency		$80,042,973
Change in net assets from operations		$77,710,266

See Notes to Financial Statements

8

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment loss	$(2,332,707)	$(5,355,422)
Net realized gain (loss) on investments and foreign currency	(5,782,030)	54,611,110
Net unrealized gain (loss) on investments and foreign currency translation	85,825,003	(125,805,522)
Change in net assets from operations	$77,710,266	$(76,549,834)
Distributions declared to shareholders
From net realized gain on investments	$—	$(94,303,410)
Change in net assets from fund share transactions	$(60,343,028)	$23,275,762
Total change in net assets	$17,367,238	$(147,577,482)
Net assets
At beginning of period	676,000,136	823,577,618
At end of period (including accumulated net investment loss of $2,332,707 and $0, respectively)	$693,367,374	$676,000,136

See Notes to Financial Statements

9

MFS New Discovery Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$14.29		$18.31	$13.43	$8.23	$16.63	$17.42
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.10)	$(0.08)	$(0.06)	$(0.04)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	1.74		(1.70)	4.96	5.26	(5.54)	0.58
Total from investment operations	$1.70		$(1.80)	$4.88	$5.20	$(5.58)	$0.49
Less distributions declared to shareholders
From net realized gain on investments	$—		$(2.22)	$—	$—	$(2.82)	$(1.28)
Net asset value, end of period (x)	$15.99		$14.29	$18.31	$13.43	$8.23	$16.63
Total return (%) (k)(r)(s)(x)	11.90	(n)	(10.27)	36.34	63.18	(39.33)	2.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.98	1.01	1.03	1.01	1.01
Expenses after expense reductions (f)	0.98	(a)	0.98	1.01	1.03	1.01	1.01
Net investment loss	(0.53	)(a)	(0.56)	(0.54)	(0.57)	(0.36)	(0.50)
Portfolio turnover	64	(n)	177	195	158	121	95
Net assets at end of period (000 omitted)	$352,565		$363,412	$499,020	$423,042	$289,596	$520,726

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$13.74		$17.74	$13.05	$8.01	$16.31	$17.15
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.14)	$(0.11)	$(0.08)	$(0.07)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	1.68		(1.64)	4.80	5.12	(5.41)	0.57
Total from investment operations	$1.62		$(1.78)	$4.69	$5.04	$(5.48)	$0.44
Less distributions declared to shareholders
From net realized gain on investments	$—		$(2.22)	$—	$—	$(2.82)	$(1.28)
Net asset value, end of period (x)	$15.36		$13.74	$17.74	$13.05	$8.01	$16.31
Total return (%) (k)(r)(s)(x)	11.79	(n)	(10.49)	35.94	62.92	(39.52)	2.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.23	1.26	1.28	1.26	1.26
Expenses after expense reductions (f)	1.23	(a)	1.23	1.26	1.28	1.26	1.26
Net investment loss	(0.78	)(a)	(0.80)	(0.79)	(0.82)	(0.60)	(0.75)
Portfolio turnover	64	(n)	177	195	158	121	95
Net assets at end of period (000 omitted)	$340,802		$312,589	$324,557	$219,982	$125,421	$242,510

See Notes to Financial Statements

10

MFS New Discovery Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS New Discovery Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$643,002,967	$—	$—	$643,002,967
Canada	11,079,887	799,613	—	11,879,500
British Virgin Islands	9,483,410	—	—	9,483,410
Israel	7,222,684	—	—	7,222,684
Greece	6,306,095	—	—	6,306,095
Switzerland	—	4,149,135	—	4,149,135
India	4,009,035	—	—	4,009,035
Luxembourg	—	3,722,488	—	3,722,488
France	—	3,522,634	—	3,522,634
Other Countries	—	1,541,362	—	1,541,362
Mutual Funds	11,278,393	—	—	11,278,393
Total Investments	$692,382,471	$13,735,232	$—	$706,117,703

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $7,871,623 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend

13

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$29,763,811
Long-term capital gains	64,539,599
Total distributions	$94,303,410

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$682,836,483
Gross appreciation	70,178,778
Gross depreciation	(46,897,558)
Net unrealized appreciation (depreciation)	$23,281,220

As of 12/31/11
Undistributed ordinary income	63,087,379
Undistributed long-term capital gain	2,928,676
Other temporary differences	(4,423)
Net unrealized appreciation (depreciation)	(62,538,803)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statement of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$50,955,129
Service Class	—	43,348,281
Total	$—	$94,303,410

14

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Average daily net assets in excess of $1 billion	0.80%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $36,922, which equated to 0.0103% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $976.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0163% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,654 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,850 which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $462,221,146 and $514,890,637, respectively.

15

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,253,666	$20,497,835	6,070,255	$105,677,682
Service Class	2,840,660	43,407,773	7,612,042	131,491,764
	4,094,326	$63,905,608	13,682,297	$237,169,446
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,433,634	$50,955,129
Service Class	—	—	3,035,594	43,348,281
	—	$—	6,469,228	$94,303,410
Shares reacquired
Initial Class	(4,640,324)	$(72,563,288)	(11,317,023)	$(204,277,916)
Service Class	(3,401,212)	(51,685,348)	(6,185,971)	(103,919,178)
	(8,041,536)	$(124,248,636)	(17,502,994)	$(308,197,094)
Net change
Initial Class	(3,386,658)	$(52,065,453)	(1,813,134)	$(47,645,105)
Service Class	(560,552)	(8,277,575)	4,461,665	70,920,867
	(3,947,210)	$(60,343,028)	2,648,531	$23,275,762

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $2,566 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,841,923	87,075,888	(86,004,353)	3,913,458

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,199	$3,913,458

16

MFS New Discovery Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2012

MFS® CORE EQUITY SERIES

MFS® Variable Insurance Trust

VVS-SEM

MFS® CORE EQUITY SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Core Equity Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Core Equity Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	5.2%
Exxon Mobil Corp.	4.7%
JPMorgan Chase & Co.	2.1%
Danaher Corp.	2.0%
Philip Morris International, Inc.	1.7%
Target Corp.	1.7%
Pfizer, Inc.	1.7%
ACE Ltd.	1.5%
Google, Inc., “A”	1.3%
AT&T, Inc.	1.3%

Equity sectors
Technology	17.2%
Financial Services	16.3%
Health Care	10.8%
Energy	10.1%
Industrial Goods & Services	7.9%
Consumer Staples	7.7%
Retailing	7.1%
Utilities & Communications	7.0%
Leisure	5.5%
Basic Materials	3.2%
Special Products & Services	2.6%
Transportation	2.0%
Autos & Housing	1.4%

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Core Equity Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.90%	$1,000.00	$1,079.58	$4.65
	Hypothetical (h)	0.90%	$1,000.00	$1,020.39	$4.52
Service Class	Actual	1.15%	$1,000.00	$1,077.88	$5.94
	Hypothetical (h)	1.15%	$1,000.00	$1,019.14	$5.77

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Core Equity Series

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.1%
Aerospace – 2.5%
Embraer S.A., ADR	3,590	$95,234
Honeywell International, Inc.	7,630	426,059
Lockheed Martin Corp.	2,030	176,772
Precision Castparts Corp.	1,910	314,176
Textron, Inc.	3,350	83,315
United Technologies Corp.	5,260	397,288

		$1,492,844

Apparel Manufacturers – 1.2%
Guess?, Inc.	8,710	$264,523
NIKE, Inc., “B”	2,950	258,951
VF Corp.	1,240	165,478

		$688,952

Automotive – 1.0%
Delphi Automotive PLC (a)	15,410	$392,955
General Motors Co. (a)	8,980	177,086

		$570,041

Biotechnology – 1.7%
Amgen, Inc.	1,510	$110,290
Celgene Corp. (a)	4,010	257,282
Gilead Sciences, Inc. (a)	6,930	355,370
ViroPharma, Inc. (a)	10,590	250,983

		$973,925

Broadcasting – 2.2%
News Corp., “A”	27,610	$615,427
Walt Disney Co.	14,320	694,520

		$1,309,947

Brokerage & Asset Managers – 1.2%
BlackRock, Inc.	1,373	$233,163
CME Group, Inc.	450	120,650
Franklin Resources, Inc.	880	97,671
FXCM, Inc. “A”	7,450	87,612
GFI Group, Inc.	26,440	94,126
NASDAQ OMX Group, Inc.	3,511	79,594

		$712,816

Business Services – 1.7%
Accenture PLC, “A”	3,900	$234,351
Automatic Data Processing, Inc.	5,140	286,092
FleetCor Technologies, Inc. (a)	9,340	327,274
Global Payments, Inc.	3,390	146,550

		$994,267

Cable TV – 1.3%
Comcast Corp., “Special A”	13,950	$438,030
Time Warner Cable, Inc.	4,210	345,641

		$783,671

Chemicals – 0.5%
Celanese Corp.	7,970	$275,921

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 4.5%
Autodesk, Inc. (a)	7,700	$269,423
Check Point Software Technologies Ltd. (a)	6,380	316,384
Citrix Systems, Inc. (a)	6,070	509,516
Microsoft Corp.	5,720	174,975
Oracle Corp.	21,920	651,024
Red Hat, Inc. (a)	3,070	173,394
Salesforce.com, Inc. (a)	1,710	236,425
SolarWinds, Inc. (a)	6,580	286,625

		$2,617,766

Computer Software – Systems – 7.7%
Apple, Inc. (a)(s)	5,200	$3,036,800
EMC Corp. (a)	22,550	577,957
Hewlett-Packard Co.	19,580	393,754
International Business Machines Corp.	1,170	228,829
NICE Systems Ltd., ADR (a)	5,020	183,732
ServiceSource International, Inc. (a)	8,290	114,817

		$4,535,889

Construction – 0.4%
Mohawk Industries, Inc. (a)	950	$66,339
Stanley Black & Decker, Inc.	2,750	176,990

		$243,329

Consumer Products – 1.9%
Colgate-Palmolive Co.	5,880	$612,108
International Flavors & Fragrances, Inc.	4,250	232,900
Newell Rubbermaid, Inc.	13,480	244,527
Nu Skin Enterprises, Inc., “A”	940	44,086

		$1,133,621

Consumer Services – 0.9%
DeVry, Inc.	7,110	$220,197
Priceline.com, Inc. (a)	440	292,389

		$512,586

Containers – 0.8%
Silgan Holdings, Inc.	11,200	$478,128

Electrical Equipment – 2.6%
AMETEK, Inc.	3,530	$176,182
Danaher Corp.	23,060	1,200,965
Sensata Technologies Holding B.V. (a)	6,330	169,517

		$1,546,664

Electronics – 2.3%
Altera Corp.	11,450	$387,468
ASML Holding N.V.	5,390	277,154
KLA-Tencor Corp.	1,940	95,545
Linear Technology Corp.	5,890	184,534
Microchip Technology, Inc.	12,830	424,416

		$1,369,117

4

MFS Core Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 3.2%
Cabot Oil & Gas Corp.	6,400	$252,160
Concho Resources, Inc. (a)	1,270	108,102
CONSOL Energy, Inc.	1,670	50,501
EOG Resources, Inc.	1,460	131,561
EQT Corp.	4,620	247,771
Noble Energy, Inc.	3,870	328,253
Occidental Petroleum Corp.	3,370	289,045
Peabody Energy Corp.	1,830	44,872
Pioneer Natural Resources Co.	3,070	270,805
SM Energy Co.	1,814	89,086
WPX Energy, Inc. (a)	2,570	41,583

		$1,853,739

Energy – Integrated – 5.3%
Chevron Corp.	3,460	$365,030
Exxon Mobil Corp. (s)	32,230	2,757,921

		$3,122,951

Engineering – Construction – 0.4%
Fluor Corp.	4,580	$225,977

Food & Beverages – 3.3%
Coca-Cola Enterprises, Inc.	5,680	$159,267
General Mills, Inc.	15,270	588,506
J.M. Smucker Co.	2,930	221,274
Kraft Foods, Inc., “A”	17,230	665,423
Mead Johnson Nutrition Co., “A”	3,800	305,938

		$1,940,408

Food & Drug Stores – 1.0%
CVS Caremark Corp.	10,070	$470,571
Kroger Co.	4,690	108,761

		$579,332

Gaming & Lodging – 0.6%
Las Vegas Sands Corp.	3,530	$153,520
Royal Caribbean Cruises Ltd.	6,960	181,169

		$334,689

General Merchandise – 1.7%
Target Corp.	17,500	$1,018,325

Health Maintenance Organizations – 0.7%
Aetna, Inc.	9,760	$378,395
UnitedHealth Group, Inc.	540	31,590

		$409,985

Insurance – 3.5%
ACE Ltd.	11,930	$884,371
Aflac, Inc.	1,120	47,701
American International Group, Inc. (a)	1,040	33,374
Aon PLC	4,130	193,201
Chubb Corp.	2,710	197,342
Everest Re Group Ltd.	3,620	374,634
MetLife, Inc.	4,950	152,708
Prudential Financial, Inc.	3,280	158,850

		$2,042,181

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 1.8%
eBay, Inc. (a)	6,510	$273,485
Google, Inc., “A” (a)	1,330	771,493

		$1,044,978

Leisure & Toys – 0.2%
Activision Blizzard, Inc.	5,550	$66,545
Brunswick Corp.	2,780	61,772

		$128,317

Machinery & Tools – 2.2%
Allison Transmission Holdings, Inc.	3,750	$65,850
Eaton Corp.	5,790	229,458
Gardner Denver, Inc.	2,160	114,286
Joy Global, Inc.	4,600	260,958
Kennametal, Inc.	7,650	253,598
Polypore International, Inc. (a)	3,180	128,440
Roper Industries, Inc.	2,490	245,464

		$1,298,054

Major Banks – 4.6%
Goldman Sachs Group, Inc.	4,470	$428,494
JPMorgan Chase & Co. (s)	35,160	1,256,267
PNC Financial Services Group, Inc.	10,100	617,211
State Street Corp.	9,460	422,294

		$2,724,266

Medical & Health Technology & Services – 1.2%
AmerisourceBergen Corp.	4,750	$186,913
Cerner Corp. (a)	980	81,007
Express Scripts Holding Co. (a)	5,520	308,182
Henry Schein, Inc. (a)	1,240	97,328
Quest Diagnostics, Inc.	980	58,702

		$732,132

Medical Equipment – 2.3%
Cooper Cos., Inc.	3,620	$288,731
Covidien PLC	8,320	445,120
Sirona Dental Systems, Inc. (a)	1,570	70,666
St. Jude Medical, Inc.	8,620	344,024
Thermo Fisher Scientific, Inc.	3,520	182,723

		$1,331,264

Metals & Mining – 0.5%
Cliffs Natural Resources, Inc.	2,910	$143,434
Teck Resources Ltd., “B”	4,701	145,587

		$289,021

Natural Gas – Distribution – 0.5%
Spectra Energy Corp.	9,980	$290,019

Natural Gas – Pipeline – 0.1%
Kinder Morgan, Inc.	2,156	$69,466

Network & Telecom – 0.9%
Acme Packet, Inc. (a)	1,000	$18,650
F5 Networks, Inc. (a)	1,360	135,402
Finisar Corp. (a)	9,300	139,128

5

MFS Core Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – continued
Fortinet, Inc. (a)	8,070	$187,385
Juniper Networks, Inc. (a)	4,220	68,828

		$549,393

Oil Services – 1.6%
Cameron International Corp. (a)	6,140	$262,239
Dresser-Rand Group, Inc. (a)	4,020	179,051
FMC Technologies, Inc. (a)	2,810	110,236
Lufkin Industries, Inc.	790	42,913
Schlumberger Ltd.	4,340	281,709
Transocean, Inc.	1,830	81,856

		$958,004

Other Banks & Diversified Financials – 3.7%
American Express Co.	2,210	$128,644
CapitalSource, Inc.	23,400	157,248
CIT Group, Inc. (a)	11,930	425,185
EuroDekania Ltd. (a)(z)	50,820	107,283
Fifth Third Bancorp	26,430	354,162
First Republic Bank (a)	4,210	141,456
Visa, Inc., “A”	5,050	624,332
Western Union Co.	12,970	218,415

		$2,156,725

Pharmaceuticals – 4.9%
Abbott Laboratories	9,990	$644,055
Auxilium Pharmaceuticals, Inc. (a)	730	19,630
Johnson & Johnson	7,280	491,837
Merck & Co., Inc.	15,550	649,213
Pfizer, Inc.	42,249	971,727
Teva Pharmaceutical Industries Ltd., ADR	3,260	128,574

		$2,905,036

Pollution Control – 0.2%
Waste Connections, Inc.	3,360	$100,531

Precious Metals & Minerals – 0.3%
Goldcorp, Inc.	4,730	$177,753

Printing & Publishing – 0.4%
Moody’s Corp.	5,960	$217,838

Railroad & Shipping – 0.8%
Union Pacific Corp.	4,160	$496,330

Real Estate – 3.3%
Atrium European Real Estate Ltd.	24,270	$114,009
BioMed Realty Trust, Inc., REIT	20,750	387,610
Mid-America Apartment Communities, Inc., REIT	7,160	488,598
Public Storage, Inc., REIT	3,330	480,885
Tanger Factory Outlet Centers, Inc., REIT	15,240	488,442

		$1,959,544

Restaurants – 0.8%
YUM! Brands, Inc.	7,730	$497,967

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 1.1%
Airgas, Inc.	3,300	$277,233
Albemarle Corp.	2,960	176,534
Chemtura Corp. (a)	8,820	127,890
Ferro Corp. (a)	11,960	57,408

		$639,065

Specialty Stores – 3.2%
American Eagle Outfitters, Inc.	12,810	$252,741
Children’s Place Retail Store, Inc. (a)	4,500	224,235
Gap, Inc.	7,130	195,077
PetSmart, Inc.	7,270	495,669
rue21, Inc. (a)	7,410	187,028
Tiffany & Co.	3,840	203,328
Urban Outfitters, Inc. (a)	10,690	294,937

		$1,853,015

Telecommunications – Wireless – 0.7%
American Tower Corp., REIT	3,680	$257,269
SBA Communications Corp. (a)	2,650	151,183

		$408,452

Telephone Services – 2.4%
AT&T, Inc.	20,780	$741,015
CenturyLink, Inc.	3,522	139,084
Verizon Communications, Inc.	12,050	535,502

		$1,415,601

Tobacco – 2.5%
Lorillard, Inc.	3,410	$449,950
Philip Morris International, Inc.	11,720	1,022,687

		$1,472,637

Trucking – 1.2%
Expeditors International of Washington, Inc.	9,520	$368,900
Swift Transportation Co. (a)	35,550	335,948

		$704,848

Utilities – Electric Power – 2.6%
AES Corp. (a)	14,290	$183,341
American Electric Power Co., Inc.	5,310	211,869
Calpine Corp. (a)	12,240	202,082
CMS Energy Corp.	11,550	271,425
Edison International	4,240	195,888
Great Plains Energy, Inc.	11,090	237,437
PG&E Corp.	4,460	201,904

		$1,503,946

Total Common Stocks (Identified Cost, $53,699,917)		$57,691,273

CONVERTIBLE PREFERRED STOCKS – 0.7%
Utilities – Electric Power – 0.7%
PPL Corp., 9.5%	3,660	$193,614
PPL Corp., 8.75%	3,270	174,847

Total Convertible Preferred Stocks (Identified Cost, $352,234)		$368,461

6

MFS Core Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

WARRANTS – 0.0%
Natural Gas – Pipeline – 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (Identified Cost, $6,241)(a)	$40	2/15/17	3,276	$7,076

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS - 0.5%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	295,172	$295,172

Total Investments (Identified Cost, $54,353,564)		$58,361,982

OTHER ASSETS, LESS LIABILITIES – 0.7%		435,860

Net Assets – 100.0%		$58,797,842

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At June 30, 2012, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	6/25/07	$737,167	$107,283
% of Net assets			0.2%

At June 30, 2012, the fund had liquid securities with an aggregate value of $593,809 to cover any commitments for securities sold short and/or certain derivatives contracts.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

7

MFS Core Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $54,058,392)	$58,066,810
Underlying affiliated funds, at cost and value	295,172
Total investments, at value (identified cost, $54,353,564)	$58,361,982
Foreign currency, at value (identified cost, $4,622)	4,535
Receivables for
Investments sold	724,548
Fund shares sold	2,029
Interest and dividends	66,228
Receivable from investment adviser	1,493
Other assets	405
Total assets		$59,161,220
Liabilities
Payables for
Investments purchased	$225,759
Fund shares reacquired	87,643
Payable to affiliates
Shareholder servicing costs	149
Distribution and/or service fees	68
Payable for independent Trustees’ compensation	16
Accrued expenses and other liabilities	49,743
Total liabilities		$363,378
Net assets		$58,797,842
Net assets consist of
Paid-in capital	$73,296,420
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	4,008,332
Accumulated net realized gain (loss) on investments and foreign currency	(19,194,581)
Undistributed net investment income	687,671
Net assets		$58,797,842
Shares of beneficial interest outstanding		3,554,508

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$55,379,506	3,346,976	$16.55
Service Class	3,418,336	207,532	16.47

See Notes to Financial Statements

8

MFS Core Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Dividends	$519,720
Interest	610
Dividends from underlying affiliated funds	319
Foreign taxes withheld	(1,677)
Total investment income		$518,972
Expenses
Management fee	$226,704
Distribution and/or service fees	4,431
Shareholder servicing costs	3,364
Administrative services fee	9,507
Independent Trustees’ compensation	1,555
Custodian fee	8,566
Shareholder communications	15,590
Audit and tax fees	25,951
Legal fees	541
Interest expense on securities sold short	22
Miscellaneous	6,098
Total expenses		$302,329
Reduction of expenses by investment adviser	(25,645)
Net expenses		$276,684
Net investment income		$242,288
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$2,178,990
Written options	5,827
Securities sold short	(6,437)
Foreign currency	58
Net realized gain (loss) on investments and foreign currency		$2,178,438
Change in unrealized appreciation (depreciation)
Investments	$2,177,958
Written options	(1,151)
Translation of assets and liabilities in foreign currencies	(106)
Net unrealized gain (loss) on investments and foreign currency translation		$2,176,701
Net realized and unrealized gain (loss) on investments and foreign currency		$4,355,139
Change in net assets from operations		$4,597,427

See Notes to Financial Statements

9

MFS Core Equity Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited	)	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$242,288		$447,180
Net realized gain (loss) on investments and foreign currency	2,178,438		3,839,546
Net unrealized gain (loss) on investments and foreign currency translation	2,176,701		(4,723,782)
Change in net assets from operations	$4,597,427		$(437,056)
Distributions declared to shareholders
From net investment income	$—		$(586,002)
Change in net assets from fund share transactions	$(3,807,658)		$(8,193,687)
Total change in net assets	$789,769		$(9,216,745)
Net assets
At beginning of period	58,008,073		67,224,818
At end of period (including undistributed net investment income of $687,671 and $445,383, respectively)	$58,797,842		$58,008,073
See Notes to Financial Statements

10

MFS Core Equity Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$15.33		$15.65	$13.49	$10.38	$17.18	$15.51
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.11	$0.13	$0.14	$0.16	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	1.15		(0.28)	2.18	3.16	(6.85)	1.64
Total from investment operations	$1.22		$(0.17)	$2.31	$3.30	$(6.69)	$1.73
Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.15)	$(0.19)	$(0.11)	$(0.06)
Net asset value, end of period (x)	$16.55		$15.33	$15.65	$13.49	$10.38	$17.18
Total return (%) (k)(r)(s)(x)	7.96	(n)	(1.02)	17.21	32.43	(39.15)	11.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.00	1.01	1.01	0.95	1.03
Expenses after expense reductions (f)	0.90	(a)	0.91	0.91	0.90	0.90	0.90
Net investment income	0.82	(a)	0.72	0.93	1.20	1.13	0.53
Portfolio turnover	37	(n)	68	69	90	109	151
Net assets at end of period (000 omitted)	$55,380		$54,471	$62,602	$61,856	$54,049	$115,251
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.90	(a)	0.90	0.90	0.90	N/A	N/A

See Notes to Financial Statements

11

MFS Core Equity Series

Financial Highlights – continued

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$15.28		$15.59	$13.45	$10.32	$17.07	$15.41
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.07	$0.09	$0.11	$0.12	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	1.14		(0.27)	2.17	3.17	(6.81)	1.63
Total from investment operations	$1.19		$(0.20)	$2.26	$3.28	$(6.69)	$1.67
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.12)	$(0.15)	$(0.06)	$(0.01)
Net asset value, end of period (x)	$16.47		$15.28	$15.59	$13.45	$10.32	$17.07
Total return (%) (k)(r)(s)(x)	7.79	(n)	(1.28)	16.86	32.24	(39.32)	10.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.25	1.26	1.26	1.20	1.27
Expenses after expense reductions (f)	1.15	(a)	1.16	1.16	1.15	1.15	1.15
Net investment income	0.57	(a)	0.47	0.67	0.95	0.87	0.25
Portfolio turnover	37	(n)	68	69	90	109	151
Net assets at end of period (000 omitted)	$3,418		$3,537	$4,623	$4,783	$4,571	$9,288
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.15	(a)	1.15	1.15	1.15	N/A	N/A

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp, the Initial Class and Service Class total returns for the year end December 31, 2008 would have each been lower by approximately 0.87%.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Core Equity Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Core Equity Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

13

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$56,521,089	$—	$—	$56,521,089
Israel	628,691	—	—	628,691
Canada	323,341	—	—	323,341
Netherlands	277,154	—	—	277,154
Austria	—	114,009	—	114,009
United Kingdom	—	—	107,283	107,283
Brazil	95,243	—	—	95,243
Mutual Funds	295,172	—	—	295,172
Total Investments	$58,140,690	$114,009	$107,283	$58,361,982

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/11	$127,787
Change in unrealized appreciation (depreciation)	(20,504)
Balance as of 6/30/12	$107,283

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2012 is $(20,504).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. At June 30, 2012, the fund did not have any outstanding derivative instruments.

14

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$(3,917)	$5,827

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Written Options
Equity	$(1,151)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

15

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

Written Options

	Number of contracts	Premiums received
Outstanding, beginning of period	16	$1,711
Options written	31	4,784
Options closed	(4)	(3,100)
Options expired	(43)	(3,395)
Outstanding, end of period	—	$—

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2012, this expense amounted to $22. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2012, the fund had no short sales outstanding.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

16

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$586,002

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$54,387,791
Gross appreciation	7,832,824
Gross depreciation	(3,858,633)
Net unrealized appreciation (depreciation)	$3,974,191

As of 12/31/11
Undistributed ordinary income	445,383
Capital loss carryforwards	(21,325,098)
Other temporary differences	(12,525)
Net unrealized appreciation (depreciation)	1,796,235

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/16	$(12,320,793)
12/31/17	(9,004,305)
Total	$(21,325,098)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$560,229
Service Class	—	25,773
Total	$—	$586,002

17

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, this reduction amounted to $25,490 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $3,100, which equated to 0.0103% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $264.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0314% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $312 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $155 which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $22,117,237 and $25,899,486, respectively.

18

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	197,202	$3,258,310	432,255	$6,792,348
Service Class	6,378	105,362	22,622	357,190
	203,580	$3,363,672	454,877	$7,149,538
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	38,215	$560,229
Service Class	—	—	1,762	25,773
	—	$—	39,977	$586,002
Shares reacquired
Initial Class	(403,399)	$(6,670,823)	(917,874)	$(14,513,082)
Service Class	(30,326)	(500,507)	(89,506)	(1,416,145)
	(433,725)	$(7,171,330)	(1,007,380)	$(15,929,227)
Net change
Initial Class	(206,197)	$(3,412,513)	(447,404)	$(7,160,505)
Service Class	(23,948)	(395,145)	(65,122)	(1,033,182)
	(230,145)	$(3,807,658)	(512,526)	$(8,193,687)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $212 and $0 respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	284,156	7,559,403	(7,548,387)	295,172

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$319	$295,172

19

MFS Core Equity Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

20

SEMIANNUAL REPORT

June 30, 2012

MFS® UTILITIES SERIES

MFS® Variable Insurance Trust

VUF-SEM

MFS® UTILITIES SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Utilities Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Utilities Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Comcast Corp., “Special A”	4.0%
Virgin Media, Inc.	3.6%
CMS Energy Corp.	3.0%
Williams Cos., Inc.	3.0%
Edison International	2.7%
Kinder Morgan, Inc.	2.6%
Energias de Portugal S.A.	2.4%
Public Service Enterprise Group, Inc.	2.3%
AES Corp.	2.2%
Calpine Corp.	2.1%

Top five industries (i)
Utilities – Electric Power	46.2%
Cable TV	12.1%
Telephone Services	10.2%
Natural Gas – Pipeline	9.2%
Telecommunications – Wireless	7.1%

Issuer country weightings (i)(x)
United States	67.4%
Brazil	7.4%
United Kingdom	4.1%
Spain	4.1%
Portugal	3.5%
Germany	2.9%
Czech Republic	1.5%
Chile	1.4%
Italy	1.3%
Other Countries	6.4%

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Utilities Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.82%	$1,000.00	$1,049.08	$4.18
	Hypothetical (h)	0.82%	$1,000.00	$1,020.79	$4.12
Service Class	Actual	1.07%	$1,000.00	$1,047.80	$5.45
	Hypothetical (h)	1.07%	$1,000.00	$1,019.54	$5.37

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Utilities Series

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 90.4%
Broadcasting – 0.7%
Viacom, Inc., “B”	190,401	$8,952,655

Cable TV – 11.4%
Charter Communications, Inc., “A” (a)	28,830	$2,043,182
Comcast Corp., “Special A”	1,598,205	50,183,637
Liberty Global, Inc., “A” (a)	238,524	11,837,946
Telenet Group Holding N.V.	208,815	9,116,805
Time Warner Cable, Inc.	313,953	25,775,541
Virgin Media, Inc.	1,882,031	45,902,736

		$144,859,847

Energy – Independent – 5.1%
Cabot Oil & Gas Corp.	149,781	$5,901,371
Energen Corp.	159,076	7,179,100
EQT Corp.	354,589	19,016,608
Occidental Petroleum Corp.	80,977	6,945,397
QEP Resources, Inc.	514,300	15,413,571
WPX Energy, Inc. (a)	590,473	9,553,853

		$64,009,900

Natural Gas – Distribution – 5.7%
AGL Resources, Inc.	146,451	$5,674,976
Atmos Energy Corp.	39,024	1,368,572
GDF SUEZ	632,063	15,080,344
NiSource, Inc.	183,066	4,530,883
ONEOK, Inc.	73,586	3,113,424
Sempra Energy	371,302	25,575,282
Spectra Energy Corp.	596,917	17,346,408

		$72,689,889

Natural Gas – Pipeline – 8.7%
El Paso Pipeline Partners LP	54,435	$1,839,903
Enagas S.A.	1,000,542	18,257,998
Kinder Morgan, Inc.	1,036,214	33,386,815
Williams Cos., Inc.	1,312,362	37,822,273
Williams Partners LP	366,919	19,167,849

		$110,474,838

Oil Services – 0.1%
Cheniere Energy, Inc. (a)	98,147	$1,446,687

Telecommunications – Wireless – 6.4%
American Tower Corp., REIT	191,238	$13,369,449
Cellcom Israel Ltd.	500,887	3,055,411
KDDI Corp.	97	625,683
Mobile TeleSystems OJSC, ADR	565,181	9,721,113
NII Holdings, Inc. (a)	158,844	1,624,974
SBA Communications Corp. (a)	192,278	10,969,460
TIM Participacoes S.A., ADR	745,712	20,477,251
Vodafone Group PLC	7,360,513	20,680,362

		$80,523,703

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 10.2%
Bezeq – The Israel Telecommunication Corp. Ltd.	7,689,931	$8,137,012
CenturyLink, Inc.	370,732	14,640,207
China Unicom (Hong Kong) Ltd.	1,090,000	1,371,290
Crown Castle International Corp. (a)	114,420	6,711,877
Deutsche Telekom AG	1,162,596	12,753,967
Empresa Nacional de Telecomunicaciones S.A.	482,930	9,161,927
Frontier Communications Corp. (l)	1,080,243	4,137,331
Kabel Deutschland Holding AG (a)	146,226	9,100,044
PT XL Axiata Tbk	11,241,000	7,360,357
TDC A.S.	2,018,136	14,027,827
Telecom Italia S.p.A.	21,039,517	16,924,174
Telefonica Brasil S.A., ADR	712,717	17,632,619
Ziggo N.V.	233,356	7,437,428

		$129,396,060

Utilities – Electric Power – 42.1%
AES Corp. (a)	2,187,614	$28,067,088
Aguas Andinas S.A.	7,960,966	4,928,406
American Electric Power Co., Inc.	381,937	15,239,286
Calpine Corp. (a)	1,601,722	26,444,430
CenterPoint Energy, Inc.	763,506	15,781,669
CEZ A.S.	533,077	18,422,210
China Hydroelectric Corp., ADR (a)	298,729	210,634
China Longyuan Power Group	709,000	466,951
CMS Energy Corp.	1,631,339	38,336,466
Companhia de Saneamento Basico do Estado de Sao Paulo	61,400	2,353,896
Companhia de Saneamento de Minas Gerais – Copasa MG	371,700	8,050,261
Companhia Energetica de Minas Gerais, IPS	334,725	6,254,533
Companhia Paranaense de Energia, ADR	260,327	5,643,889
Companhia Paranaense de Energia, IPS	345,700	7,607,638
E-CL S.A.	1,700,550	4,054,492
E.ON AG	334,689	7,209,349
E.On Russia JSC	20,766,243	1,506,840
Edison International	729,008	33,680,170
EDP Renovaveis S.A. (a)	3,805,332	13,039,716
Enel OGK-5 OAO (a)	20,601,901	1,059,226
Energias de Portugal S.A.	13,105,778	30,961,070
Energias do Brasil S.A.	1,397,400	8,968,128
FirstEnergy Corp.	240,400	11,825,276
GenOn Energy, Inc. (a)	4,727,894	8,084,699
Great Plains Energy, Inc.	383,346	8,207,438
Iberdrola S.A.	3,395,315	16,076,454
ITC Holdings Corp.	161,389	11,121,316
Light S.A.	767,830	9,480,799
National Grid PLC	1,330,267	14,073,361
NextEra Energy, Inc.	348,842	24,003,818
Northeast Utilities	350,113	13,587,885
NRG Energy, Inc. (a)	1,116,150	19,376,364

4

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
NV Energy, Inc.	401,094	$7,051,232
OGE Energy Corp.	310,345	16,072,767
PPL Corp.	583,806	16,235,645
Public Service Enterprise Group, Inc.	905,341	29,423,582
Red Electrica de Espana	399,532	17,423,457
RWE AG	182,812	7,473,157
SSE PLC	600,970	13,092,229
SUEZ Environnement	117,320	1,262,891
TGK International GmbH	4,125,771,888	874,664
Tractebel Energia S.A.	369,600	6,836,266
United Utilities Group PLC	243,065	2,571,766

		$532,441,414

Total Common Stocks (Identified Cost, $1,191,856,617)		$1,144,794,993

CONVERTIBLE PREFERRED STOCKS – 3.1%
Utilities – Electric Power – 3.1%
NextEra Energy, Inc., 7%	227,382	$12,453,712
PPL Corp., 9.5%	245,213	12,971,768
PPL Corp., 8.75%	248,819	13,304,352

Total Convertible Preferred Stocks (Identified Cost, $38,812,673)		$38,729,832

BONDS – 1.6%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 5.541%, 2023 (i)(z)	$77,884	$7,414

Energy – Independent – 0.6%
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	$7,070,000	$7,326,287

Utilities – Electric Power – 1.0%
GenOn Energy, Inc., 9.875%, 2020	$8,316,000	$8,108,100
NRG Energy, Inc., 7.875%, 2021	3,260,000	3,292,600
Viridian Group FundCo II, 11.125%, 2017 (z)	2,195,000	2,019,400

		$13,420,100

Total Bonds (Identified Cost, $20,696,168)		$20,753,801

Issuer	Shares/Par	Value ($)

CONVERTIBLE BONDS – 1.4%
Cable TV – 0.7%
Virgin Media, Inc., 6.5%, 2016	$5,838,559	$8,728,646

Telecommunications – Wireless – 0.7%
SBA Communications Corp., 4%, 2014	$4,298,807	$8,291,324

Total Convertible Bonds (Identified Cost, $12,672,080)		$17,019,970

	Strike Price	First Exercise

WARRANTS – 0.1%
Natural Gas – Pipeline – 0.1%
Kinder Morgan, Inc. (1 share for 1 warrant) (Identified Cost, $958,817) (a)	$40	2/15/17	503,316	$1,087,163

Total Warrants (Identified Cost, $958,817)				$1,087,163

MONEY MARKET FUNDS – 2.7%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	34,709,807	$34,709,807

COLLATERAL FOR SECURITIES LOANED – 0.2%
Navigator Securities Lending Prime Portfolio, 0.28%, at Cost and Net Asset Value (j)	2,814,448	$2,814,448

Total Investments (Identified Cost, $1,302,520,610)		$1,259,910,014

OTHER ASSETS, LESS LIABILITIES – 0.5%		6,040,443

Net Assets – 100.0%		$1,265,950,457

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,326,287, representing 0.6% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

5

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 5.541%, 2023	1/18/02	$3,929	$7,414
Viridian Group FundCo II, 11.125%, 2017	3/01/12	2,126,515	2,019,400
Total Restricted Securities			$2,026,814
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

IPS	International Preference Stock

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real

EUR	Euro

GBP	British Pound

Derivative Contracts at 6/30/12

Forward Foreign Currency Exchange Contracts at 6/30/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	BRL	UBS AG	32,841,839	8/02/12	$16,258,336	$16,246,531	$11,805
BUY	EUR	Barclays Bank PLC	370	7/13/12	464	469	5
BUY	EUR	Credit Suisse Group	139,640	7/13/12	173,771	176,728	2,957
BUY	EUR	Deutsche Bank AG	254,913	7/13/12	315,239	322,617	7,378
BUY	EUR	Merrill Lynch International Bank	213,212	7/13/12	267,307	269,841	2,534
BUY	EUR	UBS AG	608,455	7/13/12	764,878	770,060	5,182
SELL	EUR	Barclays Bank PLC	5,090,599	7/13/12	6,593,220	6,442,658	150,562
SELL	EUR	Citibank N.A.	5,045,075	7/13/12	6,612,335	6,385,043	227,292
SELL	EUR	Credit Suisse Group	11,581,946	7/13/12	15,165,780	14,658,101	507,679
SELL	EUR	Deutsche Bank AG	4,470,558	7/13/12	5,808,751	5,657,934	150,817
SELL	EUR	Goldman Sachs International	182,242	7/13/12	239,015	230,645	8,370
SELL	EUR	JPMorgan Chase Bank N.A.	2,813,934	7/13/12	3,679,162	3,561,312	117,850
SELL	EUR	Merrill Lynch International Bank	5,963,884	7/13/12	7,809,515	7,547,886	261,629
SELL	EUR	UBS AG	5,294,079	7/13/12	6,940,259	6,700,182	240,077
SELL	GBP	Barclays Bank PLC	16,732,958	7/13/12	26,547,343	26,205,693	341,650
SELL	GBP	Citibank N.A.	296,995	7/13/12	483,079	465,128	17,951
SELL	GBP	Deutsche Bank AG	17,822,578	7/13/12	28,242,638	27,912,160	330,478
SELL	GBP	JPMorgan Chase Bank N.A.	158,421	7/13/12	248,154	248,106	48
SELL	GBP	UBS AG	512,703	7/13/12	819,738	802,950	16,788

							$2,401,052

6

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/12 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	BRL	UBS AG	5,250,000	8/02/12	$2,599,010	$2,597,123	$(1,887)
BUY	EUR	Barclays Bank PLC	129,658	7/13/12	167,778	164,095	(3,683)
BUY	EUR	Credit Suisse Group	57,079	7/13/12	73,980	72,239	(1,741)
BUY	EUR	Deutsche Bank AG	1,661,593	7/13/12	2,199,848	2,102,911	(96,937)
BUY	EUR	Goldman Sachs International	129,467	7/13/12	164,670	163,854	(816)
BUY	EUR	JPMorgan Chase Bank N.A.	40,036,533	7/13/12	52,346,967	50,670,204	(1,676,763)
BUY	EUR	UBS AG	4,683,390	7/13/12	6,153,932	5,927,295	(226,637)
SELL	EUR	Barclays Bank PLC	980,566	7/13/12	1,228,777	1,241,004	(12,227)
SELL	EUR	Citibank N.A.	1,604	7/13/12	2,016	2,030	(14)
SELL	EUR	Credit Suisse Group	1,645,742	7/13/12	2,057,972	2,082,850	(24,878)
SELL	EUR	Deutsche Bank AG	77,105	7/13/12	96,320	97,585	(1,265)
SELL	EUR	JPMorgan Chase Bank N.A.	965,847	7/13/12	1,213,860	1,222,375	(8,515)
SELL	EUR	Merrill Lynch International Bank	1,028,456	7/13/12	1,292,925	1,301,614	(8,689)
SELL	EUR	UBS AG	87,147,516	7/13/12-9/17/12	108,834,262	110,361,830	(1,527,568)
BUY	GBP	Citibank N.A.	350,338	7/13/12	565,934	548,668	(17,266)
BUY	GBP	UBS AG	1,247,000	7/13/12	2,022,075	1,952,942	(69,133)
SELL	GBP	Barclays Bank PLC	119,537	7/13/12	187,198	187,208	(10)
SELL	GBP	JPMorgan Chase Bank N.A.	63,036	7/12/12	98,179	98,722	(543)

							$(3,678,572)

At June 30, 2012, the fund had cash collateral of $2,150,000 to cover any commitments for certain derivative contracts. Cash collateral includes “Restricted cash” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

7

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $1,267,810,803)	$1,225,200,207
Underlying affiliated funds, at cost and value	34,709,807
Total investments, at value, including $2,694,834 of securities on loan (identified cost, $1,302,520,610)	$1,259,910,014
Cash	51,568
Restricted cash	2,150,000
Foreign currency, at value (identified cost, $304,976)	310,519
Receivables for
Forward foreign currency exchange contracts	2,401,052
Investments sold	8,967,204
Fund shares sold	529,669
Interest and dividends	5,382,724
Other assets	8,703
Total assets		$1,279,711,453
Liabilities
Payables for
Forward foreign currency exchange contracts	$3,678,572
Investments purchased	4,674,762
Fund shares reacquired	2,212,884
Collateral for securities loaned, at value	2,814,448
Payable to affiliates
Investment adviser	76,884
Shareholder servicing costs	1,239
Distribution and/or service fees	15,934
Payable for independent Trustees’ compensation	1,590
Accrued expenses and other liabilities	284,683
Total liabilities		$13,760,996
Net assets		$1,265,950,457
Net assets consist of
Paid-in capital	$1,163,033,220
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(43,870,258)
Accumulated net realized gain (loss) on investments and foreign currency	48,505,892
Undistributed net investment income	98,281,603
Net assets		$1,265,950,457
Shares of beneficial interest outstanding		46,699,322

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$473,158,998	17,294,019	$27.36
Service Class	792,791,459	29,405,303	26.96

See Notes to Financial Statements

8

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Dividends	$29,239,039
Interest	1,142,129
Dividends from underlying affiliated funds	20,523
Foreign taxes withheld	(2,037,748)
Total investment income		$28,363,943
Expenses
Management fee	$5,424,670
Distribution and/or service fees	1,217,827
Shareholder servicing costs	77,263
Administrative services fee	116,387
Independent Trustees’ compensation	20,873
Custodian fee	242,719
Shareholder communications	93,635
Audit and tax fees	26,471
Legal fees	13,885
Miscellaneous	54,678
Total expenses		$7,288,408
Fees paid indirectly	(325)
Reduction of expenses by investment adviser	(3,944)
Net expenses		$7,284,139
Net investment income		$21,079,804
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$152,494,651
Foreign currency	7,809,484
Net realized gain (loss) on investments and foreign currency		$160,304,135
Change in unrealized appreciation (depreciation)
Investments	$(81,697,451)
Translation of assets and liabilities in foreign currencies	(8,179,921)
Net unrealized gain (loss) on investments and foreign currency translation		$(89,877,372)
Net realized and unrealized gain (loss) on investments and foreign currency		$70,426,763
Change in net assets from operations		$91,506,567

See Notes to Financial Statements

9

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$21,079,804	$68,837,745
Net realized gain (loss) on investments and foreign currency	160,304,135	131,137,099
Net unrealized gain (loss) on investments and foreign currency translation	(89,877,372)	(78,973,517)
Change in net assets from operations	$91,506,567	$121,001,327
Distributions declared to shareholders
From net investment income	$—	$(60,160,403)
Change in net assets from fund share transactions	$(816,260,019)	$52,904,945
Total change in net assets	$(724,753,452)	$113,745,869
Net assets
At beginning of period	1,990,703,909	1,876,958,040
At end of period (including undistributed net investment income of $98,281,603 and $77,201,799, respectively)	$1,265,950,457	$1,990,703,909

See Notes to Financial Statements

10

MFS Utilities Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$26.08		$25.27	$22.92	$18.21	$34.48	$29.27
Income (loss) from investment operations
Net investment income (d)	$0.44		$0.97	$0.79	$0.80	$0.73	$0.71
Net realized and unrealized gain (loss) on investments and foreign currency	0.84		0.70	2.29	4.90	(11.97)	7.10
Total from investment operations	$1.28		$1.67	$3.08	$5.70	$(11.24)	$7.81
Less distributions declared to shareholders
From net investment income	$—		$(0.86)	$(0.73)	$(0.99)	$(0.44)	$(0.32)
From net realized gain on investments	—		—	—	—	(4.59)	(2.28)
Total distributions declared to shareholders	$—		$(0.86)	$(0.73)	$(0.99)	$(5.03)	$(2.60)
Net asset value, end of period (x)	$27.36		$26.08	$25.27	$22.92	$18.21	$34.48
Total return (%) (k)(r)(s)(x)	4.91	(n)	6.78	13.81	33.44	(37.77)	27.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.80	0.81	0.83	0.84	0.85
Expenses after expense reductions (f)	0.82	(a)	0.80	0.81	0.83	0.81	0.82
Net investment income	3.27	(a)	3.71	3.47	4.11	2.76	2.22
Portfolio turnover	27	(n)	53	56	70	68	84
Net assets at end of period (000 omitted)	$473,159		$532,447	$541,653	$564,822	$495,297	$969,404

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$25.73		$24.95	$22.65	$17.98	$34.11	$29.01
Income (loss) from investment operations
Net investment income (d)	$0.34		$0.89	$0.73	$0.73	$0.66	$0.62
Net realized and unrealized gain (loss) on investments and foreign currency	0.89		0.70	2.25	4.86	(11.82)	7.03
Total from investment operations	$1.23		$1.59	$2.98	$5.59	$(11.16)	$7.65
Less distributions declared to shareholders
From net investment income	$—		$(0.81)	$(0.68)	$(0.92)	$(0.38)	$(0.27)
From net realized gain on investments	—		—	—	—	(4.59)	(2.28)
Total distributions declared to shareholders	$—		$(0.81)	$(0.68)	$(0.92)	$(4.97)	$(2.55)
Net asset value, end of period (x)	$26.96		$25.73	$24.95	$22.65	$17.98	$34.11
Total return (%) (k)(r)(s)(x)	4.78	(n)	6.51	13.51	33.09	(37.91)	27.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.05	1.06	1.08	1.09	1.10
Expenses after expense reductions (f)	1.07	(a)	1.05	1.06	1.07	1.06	1.07
Net investment income	2.63	(a)	3.45	3.23	3.83	2.54	1.96
Portfolio turnover	27	(n)	53	56	70	68	84
Net assets at end of period (000 omitted)	$792,791		$1,458,257	$1,335,305	$1,209,765	$992,502	$1,715,446

See Notes to Financial Statements

11

MFS Utilities Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Utilities Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Utilities Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a

13

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$773,788,094	$—	$—	$773,788,094
Brazil	93,305,280	—	—	93,305,280
Spain	—	51,757,908	—	51,757,908
United Kingdom	27,165,590	23,252,128	—	50,417,718
Portugal	—	44,000,786	—	44,000,786
Germany	—	36,536,518	—	36,536,518
Czech Republic	18,422,210	—	—	18,422,210
Chile	18,144,825	—	—	18,144,825
Italy	—	16,924,174	—	16,924,174
Other Countries	38,273,038	43,041,437	—	81,314,475
Corporate Bonds	—	35,746,957	—	35,746,957
Commercial Mortgage-Backed Securities	—	7,414	—	7,414
Foreign Bonds	—	2,019,400	—	2,019,400
Mutual Funds	37,524,255	—	—	37,524,255
Total Investments	$1,006,623,292	$253,286,722	$—	$1,259,910,014

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,277,520)	$—	$(1,277,520)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $75,098,476 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $9,116,805 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

14

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2012 as reported in the Statement of Assets and Liabilities:

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$2,401,052	$(3,678,572)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$8,105,822

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(8,254,300)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

15

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$60,160,403

16

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$1,312,896,783
Gross appreciation	106,694,613
Gross depreciation	(159,681,382)
Net unrealized appreciation (depreciation)	$(52,986,769)

As of 12/31/11
Undistributed ordinary income	84,208,490
Capital loss carryforwards	(101,608,243)
Other temporary differences	(86,432)
Net unrealized appreciation (depreciation)	28,896,855

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/17	$(101,608,243)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$17,376,268
Service Class	—	42,784,135
Total	$—	$60,160,403

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.73% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $76,301, which equated to

17

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

0.0103% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $962.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0157% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $8,964 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,944, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $396,442,690 and $430,643,954, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	714,403	$19,027,654	1,930,246	$51,018,561
Service Class	3,300,010	86,753,626	7,808,390	201,808,348
	4,014,413	$105,781,280	9,738,636	$252,826,909
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	697,562	$17,376,268
Service Class	—	—	1,739,192	42,784,135
	—	$—	2,436,754	$60,160,403
Shares reacquired
Initial Class	(3,838,879)	$(104,235,212)	(3,642,984)	$(95,642,985)
Service Class	(30,571,148)	(817,806,087)	(6,387,884)	(164,439,382)
	(34,410,027)	$(922,041,299)	(10,030,868)	$(260,082,367)
Net change
Initial Class	(3,124,476)	$(85,207,558)	(1,015,176)	$(27,248,156)
Service Class	(27,271,138)	(731,052,461)	3,159,698	80,153,101
	(30,395,614)	$(816,260,019)	2,144,522	$52,904,945

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds

18

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $6,641 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	60,086,370	185,891,565	(211,268,128)	34,709,807

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$20,523	$34,709,807

19

MFS Utilities Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

20

SEMIANNUAL REPORT

June 30, 2012

MFS® INVESTORS GROWTH STOCK SERIES

MFS® Variable Insurance Trust

VGS-SEM

MFS® INVESTORS GROWTH STOCK SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Investors Growth Stock Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Investors Growth Stock Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	4.2%
Google, Inc., “A”	4.0%
Danaher Corp.	3.9%
Colgate-Palmolive Co.	3.9%
Oracle Corp.	3.4%
United Technologies Corp.	3.3%
Visa, Inc., “A”	2.9%
Schlumberger Ltd.	2.8%
Accenture PLC, “A”	2.8%
Thermo Fisher Scientific, Inc.	2.6%

Equity sectors
Technology	22.7%
Industrial Goods & Services	13.9%
Consumer Staples	12.5%
Health Care	10.7%
Financial Services	8.6%
Special Products & Services	6.6%
Retailing	6.2%
Energy	6.0%
Leisure	5.0%
Basic Materials	2.4%
Transportation	2.2%
Autos & Housing	1.9%

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Investors Growth Stock Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.83%	$1,000.00	$1,080.84	$4.29
	Hypothetical (h)	0.83%	$1,000.00	$1,020.74	$4.17
Service Class	Actual	1.08%	$1,000.00	$1,078.92	$5.58
	Hypothetical (h)	1.08%	$1,000.00	$1,019.49	$5.42

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Investors Growth Stock Series

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.7%
Aerospace – 4.0%
Precision Castparts Corp.	13,540	$2,227,190
United Technologies Corp.	145,930	11,022,093

		$13,249,283

Alcoholic Beverages – 0.9%
Diageo PLC	112,013	$2,880,549

Apparel Manufacturers – 2.4%
LVMH Moet Hennessy Louis Vuitton S.A.	30,000	$4,572,548
NIKE, Inc., “B”	38,100	3,344,418

		$7,916,966

Automotive – 1.9%
Johnson Controls, Inc.	233,560	$6,471,948

Broadcasting – 3.9%
Omnicom Group, Inc.	74,640	$3,627,504
Viacom, Inc., “B”	139,730	6,570,105
Walt Disney Co.	55,920	2,712,120

		$12,909,729

Brokerage & Asset Managers – 4.5%
Charles Schwab Corp.	259,600	$3,356,628
CME Group, Inc.	14,480	3,882,233
Franklin Resources, Inc.	71,310	7,914,697

		$15,153,558

Business Services – 6.6%
Accenture PLC, “A”	153,270	$9,209,994
Dun & Bradstreet Corp.	56,340	4,009,718
MSCI, Inc., “A” (a)	170,290	5,793,266
Verisk Analytics, Inc., “A” (a)	64,260	3,165,448

		$22,178,426

Cable TV – 1.1%
DIRECTV, “A” (a)	76,660	$3,742,541

Chemicals – 0.6%
Monsanto Co.	22,920	$1,897,318

Computer Software – 5.8%
Autodesk, Inc. (a)	98,960	$3,462,610
Check Point Software Technologies Ltd. (a)	95,310	4,726,423
Oracle Corp.	380,250	11,293,425

		$19,482,458

Computer Software – Systems – 6.6%
Apple, Inc. (a)	24,050	$14,045,200
EMC Corp. (a)	105,900	2,714,217
International Business Machines Corp.	27,890	5,454,726

		$22,214,143

Consumer Products – 7.2%
Church & Dwight Co., Inc.	44,150	$2,449,001
Colgate-Palmolive Co.	125,990	13,115,559

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – continued
Procter & Gamble Co.	141,133	$8,644,396

		$24,208,956

Electrical Equipment – 9.9%
Amphenol Corp., “A”	89,530	$4,916,988
Danaher Corp.	252,080	13,128,326
Mettler-Toledo International, Inc. (a)	27,070	4,218,860
Sensata Technologies Holding B.V. (a)	248,370	6,651,349
W.W. Grainger, Inc.	21,340	4,081,062

		$32,996,585

Electronics – 4.5%
ASML Holding N.V.	43,170	$2,219,801
Microchip Technology, Inc.	230,810	7,635,195
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	361,196	5,042,296

		$14,897,292

Energy – Independent – 1.5%
Occidental Petroleum Corp.	58,110	$4,984,095

Energy – Integrated – 1.2%
Exxon Mobil Corp.	47,130	$4,032,914

Food & Beverages – 4.4%
Groupe Danone	93,901	$5,824,533
Mead Johnson Nutrition Co., “A”	27,480	2,212,415
PepsiCo, Inc.	91,970	6,498,600

		$14,535,548

Food & Drug Stores – 0.7%
CVS Caremark Corp.	50,473	$2,358,603

General Merchandise – 2.3%
Kohl’s Corp.	58,680	$2,669,353
Target Corp.	88,880	5,171,927

		$7,841,280

Internet – 4.8%
eBay, Inc. (a)	64,080	$2,692,001
Google, Inc., “A” (a)	23,210	13,463,425

		$16,155,426

Medical & Health Technology & Services – 1.2%
Express Scripts Holding Co. (a)	29,776	$1,662,394
Patterson Cos., Inc.	66,750	2,300,873

		$3,963,267

Medical Equipment – 7.6%
Becton, Dickinson & Co.	52,290	$3,908,678
DENTSPLY International, Inc.	134,430	5,082,798
St. Jude Medical, Inc.	106,880	4,265,581
Thermo Fisher Scientific, Inc.	166,800	8,658,588
Waters Corp. (a)	43,490	3,456,150

		$25,371,795

4

MFS Investors Growth Stock Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 0.5%
Rio Tinto Ltd.	38,190	$1,823,928

Network & Telecom – 1.0%
Cisco Systems, Inc.	201,000	$3,451,170

Oil Services – 3.3%
National Oilwell Varco, Inc.	22,140	$1,426,702
Schlumberger Ltd.	145,630	9,452,843

		$10,879,545

Other Banks & Diversified Financials – 4.1%
MasterCard, Inc., “A”	9,430	$4,055,937
Visa, Inc., “A”	78,070	9,651,794

		$13,707,731

Pharmaceuticals – 1.9%
Allergan, Inc.	20,710	$1,917,125
Johnson & Johnson	67,700	4,573,812

		$6,490,937

Railroad & Shipping – 0.5%
Kuehne & Nagel, Inc. AG	14,160	$1,498,766

Specialty Chemicals – 1.3%
Praxair, Inc.	41,420	$4,503,597

Specialty Stores – 0.8%
Industria de Diseno Textil S.A.	24,761	$2,561,022

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Trucking – 1.7%
Expeditors International of Washington, Inc.	146,750	$5,686,563

Total Common Stocks (Identified Cost, $291,051,266)		$330,045,939

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	3,741,929	$3,741,929

Total Investments (Identified Cost, $294,793,195)		$333,787,868

OTHER ASSETS, LESS LIABILITIES – 0.2%		598,762

Net Assets – 100.0%		$334,386,630

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $291,051,266)	$330,045,939
Underlying affiliated funds, at cost and value	3,741,929
Total investments, at value (identified cost, $294,793,195)	$333,787,868
Receivables for
Investments sold	1,253,672
Fund shares sold	158,646
Dividends	302,609
Other assets	1,733
Total assets		$335,504,528
Liabilities
Payables for
Investments purchased	$704,855
Fund shares reacquired	322,446
Payable to affiliates
Investment adviser	20,454
Shareholder servicing costs	345
Distribution and/or service fees	5,228
Payable for independent Trustees’ compensation	68
Accrued expenses and other liabilities	64,502
Total liabilities		$1,117,898
Net assets		$334,386,630
Net assets consist of
Paid-in capital	$265,912,740
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	38,993,670
Accumulated net realized gain (loss) on investments and foreign currency	27,634,058
Undistributed net investment income	1,846,162
Net assets		$334,386,630
Shares of beneficial interest outstanding		28,625,500

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$71,997,861	6,052,638	$11.90
Service Class	262,388,769	22,572,862	11.62

See Notes to Financial Statements

6

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Dividends	$2,716,299
Interest	15,507
Dividends from underlying affiliated funds	1,954
Foreign taxes withheld	(53,526)
Total investment income		$2,680,234
Expenses
Management fee	$1,301,371
Distribution and/or service fees	334,229
Shareholder servicing costs	18,189
Administrative services fee	30,948
Independent Trustees’ compensation	5,477
Custodian fee	21,136
Shareholder communications	24,463
Audit and tax fees	25,577
Legal fees	2,523
Miscellaneous	11,871
Total expenses		$1,775,784
Reduction of expenses by investment adviser	(892)
Net expenses		$1,774,892
Net investment income		$905,342
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$11,359,029
Foreign currency	(2,665)
Net realized gain (loss) on investments and foreign currency		$11,356,364
Change in unrealized appreciation (depreciation)
Investments	$14,296,604
Translation of assets and liabilities in foreign currencies	(457)
Net unrealized gain (loss) on investments and foreign currency translation		$14,296,147
Net realized and unrealized gain (loss) on investments and foreign currency		$25,652,511
Change in net assets from operations		$26,557,853

See Notes to Financial Statements

7

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited	)	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$905,342		$934,593
Net realized gain (loss) on investments and foreign currency	11,356,364		20,185,477
Net unrealized gain (loss) on investments and foreign currency translation	14,296,147		(19,025,996)
Change in net assets from operations	$26,557,853		$2,094,074
Distributions declared to shareholders
From net investment income	$—		$(1,103,339)
Change in net assets from fund share transactions	$(21,365,070)		$(31,928,730)
Total change in net assets	$5,192,783		$(30,937,995)
Net assets
At beginning of period	329,193,847		360,131,842
At end of period (including undistributed net investment income of $1,846,162 and $940,820, respectively)	$334,386,630		$329,193,847

See Notes to Financial Statements

8

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$11.01		$11.01	$9.83	$7.10	$11.82	$10.65
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.05	$0.05	$0.05	$0.06	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.85		0.01	1.17	2.74	(4.24)	1.16
Total from investment operations	$0.89		$0.06	$1.22	$2.79	$(4.18)	$1.21
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.04)	$(0.06)	$(0.06)	$(0.04)
From net realized gain on investments	—		—	—	—	(0.48)	—
Total distributions declared to shareholders	$—		$(0.06)	$(0.04)	$(0.06)	$(0.54)	$(0.04)
Net asset value, end of period (x)	$11.90		$11.01	$11.01	$9.83	$7.10	$11.82
Total return (%) (k)(r)(s)(x)	8.08	(n)	0.58	12.47	39.55	(36.87)	11.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.82	0.88	0.86	0.85	0.86
Expenses after expense reductions (f)	0.83	(a)	0.82	0.88	0.86	0.85	0.86
Net investment income	0.70	(a)	0.46	0.49	0.63	0.60	0.47
Portfolio turnover	18	(n)	28	44	50	50	63
Net assets at end of period (000 omitted)	$71,998		$77,136	$83,355	$93,011	$75,444	$148,096

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$10.77		$10.76	$9.62	$6.95	$11.57	$10.43
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.02	$0.02	$0.03	$0.03	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.82		0.02	1.15	2.68	(4.14)	1.13
Total from investment operations	$0.85		$0.04	$1.17	$2.71	$(4.11)	$1.15
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.03)	$(0.04)	$(0.03)	$(0.01)
From net realized gain on investments	—		—	—	—	(0.48)	—
Total distributions declared to shareholders	$—		$(0.03)	$(0.03)	$(0.04)	$(0.51)	$(0.01)
Net asset value, end of period (x)	$11.62		$10.77	$10.76	$9.62	$6.95	$11.57
Total return (%) (k)(r)(s)(x)	7.89	(n)	0.37	12.15	39.10	(36.98)	11.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.07	1.12	1.11	1.10	1.11
Expenses after expense reductions (f)	1.08	(a)	1.07	1.12	1.11	1.10	1.11
Net investment income	0.47	(a)	0.21	0.23	0.38	0.35	0.22
Portfolio turnover	18	(n)	28	44	50	50	63
Net assets at end of period (000 omitted)	$262,389		$252,058	$276,777	$406,039	$178,256	$297,186

See Notes to Financial Statements

9

MFS Investors Growth Stock Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Investors Growth Stock Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Investors Growth Stock Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$298,896,073	$—	$—	$298,896,073
France	5,824,533	4,572,548	—	10,397,081
Taiwan	5,042,296	—	—	5,042,296
Israel	4,726,423	—	—	4,726,423
United Kingdom	2,880,549	1,823,928	—	4,704,477
Spain	—	2,561,022	—	2,561,022
Netherlands	2,219,801	—	—	2,219,801
Switzerland	—	1,498,766	—	1,498,766
Mutual Funds	3,741,929	—	—	3,741,929
Total Investments	$323,331,604	$10,456,264	$—	$333,787,868

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

12

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$1,103,339

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$295,284,324
Gross appreciation	48,881,176
Gross depreciation	(10,377,632)
Net unrealized appreciation (depreciation)	$38,503,544

As of 12/31/11
Undistributed ordinary income	3,579,474
Undistributed long-term capital gain	14,130,169
Other temporary differences	(546)
Net unrealized appreciation (depreciation)	$24,206,940

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$414,685
Service Class	—	688,654
Total	$—	$1,103,339

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

13

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $17,798, which equated to 0.0103% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $391.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0178% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,780 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $892, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $61,964,979 and $82,493,378, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	528,755	$6,355,832	1,666,762	$18,718,772
Service Class	1,010,118	11,720,115	2,190,395	23,821,491
	1,538,873	$18,075,947	3,857,157	$42,540,263
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	38,719	$414,685
Service Class	—	—	65,649	688,654
	—	$—	104,368	$1,103,339
Shares reacquired
Initial Class	(1,481,663)	$(17,957,876)	(2,273,982)	$(25,426,763)
Service Class	(1,833,761)	(21,483,141)	(4,575,756)	(50,145,569)
	(3,315,424)	$(39,441,017)	(6,849,738)	$(75,572,332)

14

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Net change
Initial Class	(952,908)	$(11,602,044)	(568,501)	$(6,293,306)
Service Class	(823,643)	(9,763,026)	(2,319,712)	(25,635,424)
	(1,776,551)	$(21,365,070)	(2,888,213)	$(31,928,730)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $1,205 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,594,998	34,420,498	(34,273,567)	3,741,929

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,954	$3,741,929

15

MFS Investors Growth Stock Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2012

MFS® GLOBAL EQUITY SERIES

MFS® Variable Insurance Trust

VGE-SEM

MFS® GLOBAL EQUITY SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Equity Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Global Equity Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Linde AG	3.1%
Nestle S.A.	3.1%
Walt Disney Co.	2.9%
Diageo PLC	2.6%
Heineken N.V.	2.5%
Reckitt Benckiser Group PLC	2.4%
Oracle Corp.	2.1%
Honeywell International, Inc.	2.0%
Accenture PLC, “A”	1.9%
Visa, Inc., “A”	1.9%

Equity sectors
Consumer Staples	20.3%
Financial Services	14.4%
Health Care	11.8%
Basic Materials	9.1%
Technology	8.5%
Retailing	8.5%
Industrial Goods & Services	7.2%
Leisure	6.6%
Special Products & Services	4.4%
Transportation	3.9%
Energy	2.6%
Autos & Housing	1.3%
Utilities & Communications	0.3%

Issuer country weightings (x)
United States	48.0%
United Kingdom	10.4%
France	9.5%
Switzerland	8.7%
Germany	7.5%
Japan	4.4%
Netherlands	3.8%
Canada	1.8%
Sweden	1.5%
Other Countries	4.4%

Currency exposure weightings (y)
United States Dollar	50.8%
Euro	21.5%
British Pound Sterling	10.4%
Swiss Franc	8.7%
Japanese Yen	4.4%
Swedish Krona	1.5%
South Korean Won	0.9%
Danish Krone	0.8%
Indian Rupee	0.5%
Other Currencies	0.5%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Equity Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	1.15%	$1,000.00	$1,084.19	$5.96
	Hypothetical (h)	1.15%	$1,000.00	$1,019.14	$5.77
Service Class	Actual	1.40%	$1,000.00	$1,082.81	$7.25
	Hypothetical (h)	1.40%	$1,000.00	$1,017.90	$7.02

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Global Equity Series

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 3.5%
Honeywell International, Inc.	14,450	$806,888
United Technologies Corp.	8,650	653,335

		$1,460,223

Alcoholic Beverages – 7.2%
Carlsberg A.S., “B”	3,998	$315,032
Diageo PLC	41,038	1,055,341
Heineken N.V.	20,036	1,046,576
Pernod Ricard S.A.	5,083	543,761

		$2,960,710

Apparel Manufacturers – 3.7%
Burberry Group PLC	7,350	$153,315
Compagnie Financiere Richemont S.A.	7,904	433,776
LVMH Moet Hennessy Louis Vuitton S.A.	4,950	754,470
NIKE, Inc., “B”	1,950	171,171

		$1,512,732

Automotive – 0.7%
Delphi Automotive PLC (a)	7,720	$196,860
Harley-Davidson, Inc.	1,940	88,716

		$285,576

Broadcasting – 6.0%
Omnicom Group, Inc.	11,830	$574,938
Viacom, Inc., “B”	3,800	178,676
Walt Disney Co.	24,760	1,200,860
WPP Group PLC	44,185	537,038

		$2,491,512

Brokerage & Asset Managers – 0.6%
Deutsche Boerse AG	4,650	$250,971

Business Services – 4.2%
Accenture PLC, “A”	13,250	$796,193
Adecco S.A.	5,540	246,539
Brenntag AG	1,606	177,669
Compass Group PLC	47,790	501,280

		$1,721,681

Chemicals – 1.8%
3M Co.	8,450	$757,120

Computer Software – 3.8%
Autodesk, Inc. (a)	9,210	$322,258
Check Point Software Technologies Ltd. (a)	2,430	120,504
Dassault Systems S.A.	2,638	247,819
Oracle Corp.	28,790	855,063

		$1,545,644

Computer Software – Systems – 1.0%
Canon, Inc.	10,500	$420,449

Conglomerates – 0.2%
Smiths Group PLC	6,259	$99,624

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.6%
Sherwin-Williams Co.	1,770	$234,260

Consumer Products – 6.8%
Beiersdorf AG	2,576	$167,139
Colgate-Palmolive Co.	6,000	624,600
International Flavors & Fragrances, Inc.	6,250	342,500
Procter & Gamble Co.	3,903	239,059
Reckitt Benckiser Group PLC	18,668	983,822
Svenska Cellulosa Aktiebolaget	29,033	436,028

		$2,793,148

Electrical Equipment – 3.7%
Amphenol Corp., “A”	6,810	$374,005
Legrand S.A. (l)	15,293	520,116
Rockwell Automation, Inc.	1,360	89,842
Schneider Electric S.A.	9,579	533,729

		$1,517,692

Electronics – 2.8%
Altera Corp.	5,060	$171,230
Hoya Corp.	16,200	356,948
Microchip Technology, Inc.	7,730	255,708
Samsung Electronics Co. Ltd.	368	390,162

		$1,174,048

Energy – Independent – 0.7%
INPEX Corp.	52	$291,529

Food & Beverages – 6.3%
Dr Pepper Snapple Group, Inc.	7,410	$324,188
Groupe Danone	11,796	731,688
J.M. Smucker Co.	3,665	276,781
Nestle S.A.	21,340	1,272,961

		$2,605,618

Food & Drug Stores – 2.1%
Lawson, Inc.	2,400	$167,910
Tesco PLC	43,192	209,950
Walgreen Co.	16,380	484,520

		$862,380

Gaming & Lodging – 0.6%
William Hill PLC	53,240	$236,016

General Merchandise – 1.1%
Target Corp.	8,020	$466,684

Insurance – 1.3%
AXA	15,127	$202,463
Swiss Re Ltd.	5,141	322,972

		$525,435

Major Banks – 5.4%
Bank of New York Mellon Corp.	27,440	$602,308
Goldman Sachs Group, Inc.	3,780	362,351
Standard Chartered PLC	24,538	534,949

4

MFS Global Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
State Street Corp.	16,700	$745,488

		$2,245,096

Medical Equipment – 7.3%
DENTSPLY International, Inc.	9,170	$346,718
Medtronic, Inc.	13,030	504,652
Sonova Holding AG	2,563	247,319
St. Jude Medical, Inc.	18,670	745,120
Thermo Fisher Scientific, Inc.	14,120	732,969
Waters Corp. (a)	5,580	443,443

		$3,020,221

Network & Telecom – 0.9%
Cisco Systems, Inc.	22,510	$386,497

Oil Services – 1.9%
National Oilwell Varco, Inc.	5,440	$350,554
Schlumberger Ltd.	6,540	424,511

		$775,065

Other Banks & Diversified Financials – 7.1%
Aeon Credit Service Co. Ltd.	8,700	$161,327
American Express Co.	7,880	458,695
Banco Santander Brasil S.A., ADR	21,690	168,098
Credicorp Ltd.	950	119,596
Erste Group Bank AG (a)	8,473	161,083
ICICI Bank Ltd.	13,587	220,978
Julius Baer Group Ltd.	9,163	331,758
Komercni Banka A.S.	1,169	202,892
UBS AG	27,559	322,286
Visa, Inc., “A”	6,430	794,941

		$2,941,654

Pharmaceuticals – 4.5%
Bayer AG	10,388	$749,064
Johnson & Johnson	4,550	307,398
Merck KGaA	4,740	473,013
Roche Holding AG	1,794	309,694

		$1,839,169

Railroad & Shipping – 2.1%
Canadian National Railway Co.	8,904	$751,320
Kuehne & Nagel, Inc. AG	910	96,319

		$847,639

Specialty Chemicals – 7.3%
Akzo Nobel N.V.	11,213	$527,459
L’Air Liquide S.A.	3,342	382,360
Linde AG	8,296	1,292,168
Praxair, Inc.	3,470	377,293
Shin-Etsu Chemical Co. Ltd.	7,500	412,624

		$2,991,904

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 1.6%
Hennes & Mauritz AB, “B”	4,810	$172,932
Sally Beauty Holdings, Inc. (a)	9,680	249,163
Urban Outfitters, Inc. (a)	8,880	244,999

		$667,094

Trucking – 1.8%
United Parcel Service, Inc., “B”	9,350	$736,406

Utilities – Electric Power – 0.3%
Red Electrica de Espana	2,923	$127,471

Total Common Stocks (Identified Cost, $36,772,120)		$40,791,268

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	52,040	$52,040

COLLATERAL FOR SECURITIES LOANED – 0.9%
Navigator Securities Lending Prime Portfolio, 0.28%, at Cost and Net Asset Value (j)	370,645	$370,645

Total Investments (Identified Cost, $37,194,805)		$41,213,953

OTHER ASSETS, LESS LIABILITIES – 0.1%		48,976

Net Assets – 100.0%		$41,262,929

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $37,142,765)	$41,161,913
Underlying affiliated funds, at cost and value	52,040
Total investments, at value, including $378,115 of securities on loan (identified cost, $37,194,805)	$41,213,953
Cash	2,876
Foreign currency, at value (identified cost, $9,286)	9,371
Receivables for
Investments sold	359,031
Fund shares sold	34,321
Interest and dividends	92,328
Receivable from investment adviser	1,897
Other assets	308
Total assets		$41,714,085
Liabilities
Payable for fund shares reacquired	$17,559
Collateral for securities loaned, at value	370,645
Payable to affiliates
Shareholder servicing costs	57
Distribution and/or service fees	64
Payable for independent Trustees’ compensation	8
Accrued expenses and other liabilities	62,823
Total liabilities		$451,156
Net assets		$41,262,929
Net assets consist of
Paid-in capital	$35,759,873
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $1,467 deferred country tax)	4,017,162
Accumulated net realized gain (loss) on investments and foreign currency	644,303
Undistributed net investment income	841,591
Net assets		$41,262,929
Shares of beneficial interest outstanding		2,995,416

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$37,995,082	2,757,339	$13.78
Service Class	3,267,847	238,077	13.73

See Notes to Financial Statements

6

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Dividends	$688,339
Interest	12,458
Dividends from underlying affiliated funds	203
Foreign taxes withheld	(53,600)
Total investment income		$647,400
Expenses
Management fee	$213,619
Distribution and/or service fees	3,916
Shareholder servicing costs	2,305
Administrative services fee	8,701
Independent Trustees’ compensation	718
Custodian fee	18,683
Shareholder communications	11,833
Audit and tax fees	26,579
Legal fees	390
Miscellaneous	6,428
Total expenses		$293,172
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(43,456)
Net expenses		$249,715
Net investment income		$397,685
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(136,368)
Foreign currency	(6,490)
Net realized gain (loss) on investments and foreign currency		$(142,858)
Change in unrealized appreciation (depreciation)
Investments (net of $1,467 increase in deferred country tax)	$3,045,837
Translation of assets and liabilities in foreign currencies	(412)
Net unrealized gain (loss) on investments and foreign currency translation		$3,045,425
Net realized and unrealized gain (loss) on investments and foreign currency		$2,902,567
Change in net assets from operations		$3,300,252

See Notes to Financial Statements

7

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$397,685	$444,222
Net realized gain (loss) on investments and foreign currency	(142,858)	1,469,693
Net unrealized gain (loss) on investments and foreign currency translation	3,045,425	(3,784,970)
Change in net assets from operations	$3,300,252	$(1,871,055)
Distributions declared to shareholders
From net investment income	$—	$(340,420)
Change in net assets from fund share transactions	$(103,722)	$(2,161,876)
Total change in net assets	$3,196,530	$(4,373,351)
Net assets
At beginning of period	38,066,399	42,439,750
At end of period (including undistributed net investment income of $841,591 and $443,906, respectively)	$41,262,929	$38,066,399

See Notes to Financial Statements

8

MFS Global Equity Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$12.71		$13.40	$12.04	$9.36	$15.47	$15.45
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.14	$0.11	$0.12	$0.20	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.94		(0.72)	1.37	2.78	(5.01)	1.22
Total from investment operations	$1.07		$(0.58)	$1.48	$2.90	$(4.81)	$1.35
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.12)	$(0.22)	$(0.14)	$(0.32)
From net realized gain on investments	—		—	—	—	(1.16)	(1.01)
Total distributions declared to shareholders	$—		$(0.11)	$(0.12)	$(0.22)	$(1.30)	$(1.33)
Net asset value, end of period (x)	$13.78		$12.71	$13.40	$12.04	$9.36	$15.47
Total return (%) (k)(r)(s)(x)	8.42	(n)	(4.32)	12.36	31.98	(33.77)	9.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.40	1.38	1.52	1.36	1.41
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15	1.15	1.15	1.15
Net investment income	1.88	(a)	1.08	0.88	1.18	1.61	0.88
Portfolio turnover	11	(n)	15	18	23	28	38
Net assets at end of period (000 omitted)	$37,995		$35,426	$39,966	$39,418	$33,523	$56,246

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$12.68		$13.37	$12.03	$9.35	$15.47	$15.47
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.11	$0.08	$0.08	$0.16	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.94		(0.71)	1.36	2.81	(5.01)	1.23
Total from investment operations	$1.05		$(0.60)	$1.44	$2.89	$(4.85)	$1.32
Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.10)	$(0.21)	$(0.11)	$(0.31)
From net realized gain on investments	—		—	—	—	(1.16)	(1.01)
Total distributions declared to shareholders	$—		$(0.09)	$(0.10)	$(0.21)	$(1.27)	$(1.32)
Net asset value, end of period (x)	$13.73		$12.68	$13.37	$12.03	$9.35	$15.47
Total return (%) (k)(r)(s)(x)	8.28	(n)	(4.53)	12.05	31.80	(33.97)	8.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.65	1.63	1.75	1.60	1.65
Expenses after expense reductions (f)	1.40	(a)	1.40	1.40	1.40	1.40	1.40
Net investment income	1.66	(a)	0.83	0.64	0.82	1.32	0.60
Portfolio turnover	11	(n)	15	18	23	28	38
Net assets at end of period (000 omitted)	$3,268		$2,640	$2,474	$2,248	$695	$628

See Notes to Financial Statements

9

MFS Global Equity Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Global Equity Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Equity Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance

11

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$19,298,958	$—	$—	$19,298,958
United Kingdom	2,039,163	2,272,173	—	4,311,336
France	731,688	3,184,719	—	3,916,407
Switzerland	—	3,583,625	—	3,583,625
Germany	—	3,110,024	—	3,110,024
Japan	—	1,810,788	—	1,810,788
Netherlands	—	1,574,034	—	1,574,034
Canada	751,320	—	—	751,320
Sweden	—	608,962	—	608,962
Other Countries	611,088	1,214,726	—	1,825,814
Mutual Funds	422,685	—	—	422,685
Total Investments	$23,854,902	$17,359,051	$—	$41,213,953

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $7,587,079 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $983,822 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

12

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$340,420

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$37,306,172
Gross appreciation	7,185,231
Gross depreciation	(3,277,450)
Net unrealized appreciation (depreciation)	$3,907,781

As of 12/31/11
Undistributed ordinary income	444,459
Undistributed long-term capital gain	898,528
Other temporary differences	(660)
Net unrealized appreciation (depreciation)	860,477

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

13

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$321,125
Service Class	—	19,295
Total	$—	$340,420

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	1.00%
Average daily net assets in excess of $1 billion	0.90%

The investment adviser has agreed in writing to reduce its management fee to 0.90% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. This management fee reduction amounted to $21,420, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.15% of average daily net assets for the Initial Class shares and 1.40% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, this reduction amounted to $21,927 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $2,190, which equated to 0.0103% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $115.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0407% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months

14

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $211 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $109, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $4,864,182 and $4,592,350, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	388,017	$5,195,445	494,836	$6,720,060
Service Class	87,021	1,203,313	121,174	1,633,337
	475,038	$6,398,758	616,010	$8,353,397
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	24,951	$321,125
Service Class	—	—	1,503	19,295
	—	$—	26,454	$340,420
Shares reacquired
Initial Class	(417,975)	$(5,699,088)	(715,295)	$(9,536,607)
Service Class	(57,209)	(803,392)	(99,504)	(1,319,086)
	(475,184)	$(6,502,480)	(814,799)	$(10,855,693)
Net change
Initial Class	(29,958)	$(503,643)	(195,508)	$(2,495,422)
Service Class	29,812	399,921	23,173	333,546
	(146)	$(103,722)	(172,335)	$(2,161,876)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $145 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22	6,279,469	(6,227,451)	52,040

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$203	$52,040

15

MFS Global Equity Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2012

MFS® TOTAL RETURN SERIES

MFS® Variable Insurance Trust

VTR-SEM

MFS® TOTAL RETURN SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Total Return Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 3.75%, 2018	2.6%
U.S. Treasury Bonds, 4.5%, 2039	2.2%
Fannie Mae, 5.5%, 30 Years	2.2%
Philip Morris International, Inc.	2.2%
JP Morgan Chase & Co.	2.0%
U.S. Treasury Notes, 2.125%, 2015	1.8%
Exxon Mobil Corp.	1.7%
Pfizer, Inc.	1.5%
Lockhead Martin Corp.	1.5%
Johnson & Johnson	1.4%

Composition including fixed income credit quality (a)(i)
AAA	1.1%
AA	1.7%
A	3.7%
BBB	5.2%
BB	0.5%
CC (o)	0.0%
C	0.1%
D (o)	0.0%
U.S. Government	13.5%
Federal Agencies	13.6%
Not Rated	0.1%
Non-Fixed Income	59.4%
Cash & Other	1.1%

Equity sectors
Financial Services	12.8%
Consumer Staples	7.2%
Health Care	7.1%
Industrial Goods & Services	6.6%
Energy	5.9%
Utilities & Communications	3.8%
Leisure	3.6%
Technology	3.4%
Basic Materials	3.0%
Retailing	2.7%
Autos & Housing	1.5%
Transportation	0.9%
Special Products & Services	0.9%

Fixed income sectors (i)
U.S. Treasury Securities	13.5%
Mortgage-Backed Securities	12.7%
High Grade Corporates	8.5%
Commercial Mortgage-Backed Securities	1.7%
U.S. Government Agencies	0.9%
Emerging Markets Bonds	0.9%
Non-U.S. Government Bonds	0.7%
High Yield Corporates	0.3%
Asset-Backed Securities	0.2%
Collateralized Debt Obligations	0.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(o)	Less than 0.1%.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Total Return Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.77%	$1,000.00	$1,052.89	$3.93
	Hypothetical (h)	0.77%	$1,000.00	$1,021.03	$3.87
Service Class	Actual	1.02%	$1,000.00	$1,051.34	$5.20
	Hypothetical (h)	1.02%	$1,000.00	$1,019.79	$5.12

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Total Return Series

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 59.2%
Aerospace – 4.3%
Honeywell International, Inc.	410,390	$22,916,178
Huntington Ingalls Industries, Inc. (a)	22,389	900,933
Lockheed Martin Corp.	408,723	35,591,599
Northrop Grumman Corp.	132,427	8,447,518
Precision Castparts Corp.	34,600	5,691,354
United Technologies Corp.	376,730	28,454,417

		$102,001,999

Alcoholic Beverages – 0.9%
Diageo PLC	814,240	$20,939,159

Automotive – 0.9%
Delphi Automotive PLC (a)	252,550	$6,440,025
General Motors Co. (a)	120,460	2,375,471
Johnson Controls, Inc.	417,840	11,578,346

		$20,393,842

Broadcasting – 2.4%
Omnicom Group, Inc.	296,120	$14,391,432
Viacom, Inc., “B”	382,300	17,975,746
Walt Disney Co.	494,760	23,995,860

		$56,363,038

Brokerage & Asset Managers – 1.0%
BlackRock, Inc.	75,358	$12,797,296
Franklin Resources, Inc.	90,675	10,064,018

		$22,861,314

Business Services – 0.9%
Accenture PLC, “A”	246,090	$14,787,548
Dun & Bradstreet Corp.	49,530	3,525,050
Fiserv, Inc. (a)	43,850	3,166,847

		$21,479,445

Cable TV – 0.7%
Comcast Corp., “Special A”	560,840	$17,610,376

Chemicals – 2.3%
3M Co.	261,020	$23,387,392
Celanese Corp.	107,520	3,722,342
E.I. du Pont de Nemours & Co.	120,560	6,096,719
PPG Industries, Inc.	185,490	19,684,199

		$52,890,652

Computer Software – 1.3%
Check Point Software Technologies Ltd. (a)	62,830	$3,115,740
Microsoft Corp.	136,820	4,185,324
Oracle Corp.	786,322	23,353,763

		$30,654,827

Computer Software – Systems – 1.1%
Hewlett-Packard Co.	324,451	$6,524,700
International Business Machines Corp.	98,240	19,213,779

		$25,738,479

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.5%
Stanley Black & Decker, Inc.	164,649	$10,596,810

Consumer Products – 0.7%
Procter & Gamble Co.	224,611	$13,757,424
Reckitt Benckiser Group PLC	69,744	3,675,577

		$17,433,001

Electrical Equipment – 1.7%
Danaher Corp.	485,640	$25,292,131
Tyco International Ltd.	256,690	13,566,067

		$38,858,198

Electronics – 0.6%
ASML Holding N.V.	72,971	$3,752,169
Intel Corp.	261,978	6,981,714
Microchip Technology, Inc.	107,030	3,540,552

		$14,274,435

Energy – Independent – 2.6%
Anadarko Petroleum Corp.	112,100	$7,421,020
Apache Corp.	183,520	16,129,573
EOG Resources, Inc.	43,950	3,960,335
EQT Corp.	82,450	4,421,794
Noble Energy, Inc.	113,160	9,598,231
Occidental Petroleum Corp.	226,380	19,416,613

		$60,947,566

Energy – Integrated – 2.9%
Chevron Corp.	260,352	$27,467,136
Exxon Mobil Corp.	471,172	40,318,188
Hess Corp.	11,221	487,552

		$68,272,876

Engineering – Construction – 0.2%
Fluor Corp.	80,760	$3,984,698

Food & Beverages – 2.8%
General Mills, Inc.	417,930	$16,107,022
Groupe Danone	199,961	12,403,270
J.M. Smucker Co.	33,590	2,536,717
Kellogg Co.	65,837	3,247,739
Nestle S.A.	322,897	19,261,264
PepsiCo, Inc.	173,650	12,270,109

		$65,826,121

Food & Drug Stores – 1.2%
CVS Caremark Corp.	335,970	$15,699,878
Kroger Co.	162,600	3,770,694
Walgreen Co.	271,450	8,029,491

		$27,500,063

General Merchandise – 1.2%
Kohl’s Corp.	189,060	$8,600,339
Target Corp.	356,280	20,731,933

		$29,332,272

4

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Health Maintenance Organizations – 0.1%
Aetna, Inc.	81,640	$3,165,183

Insurance – 3.9%
ACE Ltd.	252,890	$18,746,736
Aon PLC	271,020	12,678,316
Chubb Corp.	76,330	5,558,351
MetLife, Inc.	652,910	20,142,274
Prudential Financial, Inc.	354,290	17,158,265
Travelers Cos., Inc.	267,390	17,070,178

		$91,354,120

Leisure & Toys – 0.4%
Hasbro, Inc.	254,390	$8,616,189

Machinery & Tools – 0.4%
Eaton Corp.	223,990	$8,876,724

Major Banks – 6.5%
Bank of America Corp.	1,041,940	$8,523,069
Bank of New York Mellon Corp.	1,014,902	22,277,099
Goldman Sachs Group, Inc.	239,920	22,998,731
JPMorgan Chase & Co.	1,309,474	46,787,506
PNC Financial Services Group, Inc.	155,410	9,497,105
State Street Corp.	315,410	14,079,902
Wells Fargo & Co.	814,860	27,248,918

		$151,412,330

Medical & Health Technology & Services – 0.4%
AmerisourceBergen Corp.	106,120	$4,175,822
Quest Diagnostics, Inc.	67,640	4,051,636

		$8,227,458

Medical Equipment – 2.1%
Becton, Dickinson & Co.	105,090	$7,855,478
Covidien PLC	155,710	8,330,485
Medtronic, Inc.	203,860	7,895,498
St. Jude Medical, Inc.	277,840	11,088,594
Thermo Fisher Scientific, Inc.	259,860	13,489,333

		$48,659,388

Metals & Mining – 0.1%
Cliffs Natural Resources, Inc.	37,220	$1,834,574

Natural Gas – Pipeline – 0.3%
Williams Cos., Inc.	243,988	$7,031,734

Network & Telecom – 0.4%
Cisco Systems, Inc.	535,980	$9,202,777

Oil Services – 0.4%
Schlumberger Ltd.	45,470	$2,951,458
Transocean, Inc.	150,280	6,722,024

		$9,673,482

Other Banks & Diversified Financials – 1.4%
American Express Co.	66,830	$3,890,174
MasterCard, Inc., “A”	8,662	3,725,613
SunTrust Banks, Inc.	162,420	3,935,437
Visa, Inc., “A”	64,740	8,003,806

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Western Union Co.	640,960	$10,793,766
Zions Bancorporation	169,360	3,288,971

		$33,637,767

Pharmaceuticals – 4.5%
Abbott Laboratories	376,640	$24,281,981
Bayer AG	48,383	3,488,831
Johnson & Johnson	471,210	31,834,948
Merck & Co., Inc.	170,040	7,099,170
Pfizer, Inc.	1,549,276	35,633,348
Roche Holding AG	21,239	3,666,434

		$106,004,712

Printing & Publishing – 0.1%
Moody’s Corp.	85,590	$3,128,315

Railroad & Shipping – 0.3%
Canadian National Railway Co.	54,780	$4,622,336
Union Pacific Corp.	26,990	3,220,177

		$7,842,513

Specialty Chemicals – 0.6%
Air Products & Chemicals, Inc.	165,660	$13,373,732

Specialty Stores – 0.3%
Advance Auto Parts, Inc.	33,270	$2,269,679
Staples, Inc.	445,980	5,820,039

		$8,089,718

Telecommunications – Wireless – 0.9%
Vodafone Group PLC	7,312,382	$20,545,131

Telephone Services – 1.4%
AT&T, Inc.	801,334	$28,575,570
CenturyLink, Inc.	105,541	4,167,814

		$32,743,384

Tobacco – 2.8%
Altria Group, Inc.	127,263	$4,396,937
Lorillard, Inc.	85,290	11,254,016
Philip Morris International, Inc.	583,050	50,876,943

		$66,527,896

Trucking – 0.6%
United Parcel Service, Inc., “B”	176,030	$13,864,123

Utilities – Electric Power – 1.1%
NRG Energy, Inc. (a)	149,690	$2,598,618
PG&E Corp.	171,540	7,765,616
PPL Corp.	279,940	7,785,131
Public Service Enterprise Group, Inc.	271,030	8,808,475

		$26,957,840

Total Common Stocks (Identified Cost, $1,326,638,318)		$1,388,728,261

BONDS – 39.3%
Agency – Other – 0.0%
Financing Corp., 9.65%, 2018	$740,000	$1,098,163

5

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – 2.0%
Anthracite Ltd., “A”, CDO, FRN, 0.695%, 2017 (n)	$1,404,799	$1,362,655
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040 (z)	2,025,940	1,318,289
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	1,511,343	1,522,678
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	4,124,280	4,580,912
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	3,818,128	4,094,958
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,247,312	894,068
Greenwich Capital Commercial Funding Corp., 5.475%, 2039	5,978,000	5,932,209
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	2,485,000	2,640,653
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.179%, 2051	5,259,422	5,586,921
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	2,548,000	2,726,284
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.386%, 2041	2,550,000	2,700,901
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	3,155,262	3,526,671
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.041%, 2050	808,563	834,410
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	4,602,142	4,954,105
Morgan Stanley Capital I, Inc., FRN, 1.184%, 2030 (i)(n)	2,536,644	61,970
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	325,769	327,465
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	2,164,000	1,308,776
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,764,617	1,652,228

		$46,026,153

Automotive – 0.2%
Toyota Motor Credit Corp., 3.2%, 2015	$1,430,000	$1,518,900
Toyota Motor Credit Corp., 3.4%, 2021	2,050,000	2,155,844
Volkswagen International Finance N.V., 2.375%, 2017 (n)	1,948,000	1,978,829

		$5,653,573

Broadcasting – 0.1%
Hearst-Argyle Television, Inc., 7.5%, 2027	$1,871,000	$1,396,647
News America, Inc., 8.5%, 2025	1,586,000	1,993,397

		$3,390,044

Cable TV – 0.5%
Cox Communications, Inc., 4.625%, 2013	$2,949,000	$3,052,492
DIRECTV Holdings LLC, 4.6%, 2021	2,930,000	3,116,166
Time Warner Entertainment Co. LP, 8.375%, 2033	3,421,000	4,634,063

		$10,802,721

Issuer	Shares/Par	Value ($)

BONDS – continued
Conglomerates – 0.1%
ABB Finance (USA), Inc., 2.875%, 2022	$703,000	$711,124
United Technologies Corp., 3.1%, 2022	970,000	1,016,426

		$1,727,550

Defense Electronics – 0.0%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,074,000	$1,168,523

Emerging Market Quasi-Sovereign – 0.4%
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	$2,350,000	$2,430,558
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	746,000	777,992
Petrobras International Finance Co., 5.375%, 2021	882,000	950,594
Petrobras International Finance Co., 6.75%, 2041	637,000	747,191
Petroleos Mexicanos, 8%, 2019	1,753,000	2,226,310
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	1,930,637	2,068,194

		$9,200,839

Emerging Market Sovereign – 0.4%
Republic of Peru, 7.35%, 2025	$184,000	$258,520
Russian Federation, 3.625%, 2015 (z)	5,000,000	5,172,350
United Mexican States, 4.75%, 2044	3,200,000	3,448,000

		$8,878,870

Energy – Independent – 0.1%
Apache Corp., 3.25%, 2022	$959,000	$1,001,399
Apache Corp., 4.75%, 2043	734,000	815,307
Hess Corp., 8.125%, 2019	700,000	901,029

		$2,717,735

Energy – Integrated – 0.6%
BP Capital Markets PLC, 4.5%, 2020	$683,000	$768,946
BP Capital Markets PLC, 4.742%, 2021	1,966,000	2,250,270
Husky Energy, Inc., 5.9%, 2014	1,758,000	1,911,127
Husky Energy, Inc., 7.25%, 2019	1,793,000	2,213,043
Petro-Canada, 6.05%, 2018	3,647,000	4,315,688
Total Capital International S.A., 1.55%, 2017	2,841,000	2,847,654

		$14,306,728

Financial Institutions – 0.1%
General Electric Capital Corp., 5.45%, 2013	$1,963,000	$2,013,732

Food & Beverages – 0.2%
Anheuser-Busch InBev Worldwide, Inc., 8%, 2039	$2,330,000	$3,663,394
Kraft Foods, Inc., 3.5%, 2022 (n)	938,000	962,540
Molson Coors Brewing Co., 5%, 2042	801,000	865,378

		$5,491,312

Food & Drug Stores – 0.1%
CVS Caremark Corp., 6.125%, 2016	$2,078,000	$2,430,666

6

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Gaming & Lodging – 0.0%
Wyndham Worldwide Corp., 6%, 2016	$15,000	$16,686

Insurance – 0.1%
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	$1,200,000	$1,239,684
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,060,000	1,136,706
Prudential Financial, Inc., 6.625%, 2040	980,000	1,116,949

		$3,493,339

Insurance – Property & Casualty – 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$3,516,000	$3,630,270
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	990,000	970,200

		$4,600,470

International Market Quasi-Sovereign – 0.6%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$1,228,000	$1,280,964
ING Bank N.V., 3.9%, 2014 (n)	2,900,000	3,043,585
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	3,600,000	3,488,738
KFW International Finance, Inc., 4.875%, 2019	2,980,000	3,584,413
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	1,664,000	1,728,826

		$13,126,526

Local Authorities – 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$2,405,000	$3,505,648

Machinery & Tools – 0.2%
Atlas Copco AB, 5.6%, 2017 (n)	$3,117,000	$3,524,445

Major Banks – 1.6%
ABN AMRO Bank N.V., FRN, 2.235%, 2014 (n)	$2,400,000	$2,400,898
Bank of America Corp., 7.375%, 2014	1,160,000	1,247,503
Bank of America Corp., 5.49%, 2019	2,160,000	2,199,740
Bank of America Corp., 7.625%, 2019	1,640,000	1,928,445
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	1,042,000	890,910
Commonwealth Bank of Australia, 5%, 2019 (n)	1,620,000	1,779,779
Credit Suisse New York, 5.5%, 2014	3,360,000	3,562,087
Goldman Sachs Group, Inc., 5.625%, 2017	2,680,000	2,811,057
HSBC Holdings PLC, 5.1%, 2021	1,568,000	1,750,594
ING Bank N.V., 3.75%, 2017 (n)	1,918,000	1,909,003
JPMorgan Chase & Co., 6.3%, 2019	2,760,000	3,225,700
JPMorgan Chase Capital XXII, 6.45%, 2087	1,295,000	1,295,000
JPMorgan Chase Capital XXVII, 7%, 2039	339,000	339,000
Merrill Lynch & Co., Inc., 6.15%, 2013	2,480,000	2,566,812

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Morgan Stanley, 6.625%, 2018	$1,980,000	$2,070,225
PNC Funding Corp., 5.625%, 2017	2,078,000	2,312,110
Wachovia Corp., 5.25%, 2014	2,143,000	2,286,090
Wells Fargo & Co., 2.1%, 2017	2,290,000	2,295,118

		$36,870,071

Medical & Health Technology & Services – 0.4%
Aristotle Holding, Inc., 2.65%, 2017 (n)	$2,980,000	$3,031,760
CareFusion Corp., 6.375%, 2019	2,550,000	3,007,452
Hospira, Inc., 6.05%, 2017	1,927,000	2,173,602

		$8,212,814

Metals & Mining – 0.1%
Vale Overseas Ltd., 4.625%, 2020	$669,000	$699,838
Vale Overseas Ltd., 6.875%, 2039	525,000	613,398

		$1,313,236

Mortgage-Backed – 12.7%
Fannie Mae, 4.722%, 2012	$1,149,815	$1,149,411
Fannie Mae, 4.01%, 2013	222,533	227,175
Fannie Mae, 4.02%, 2013	990,135	1,013,537
Fannie Mae, 4.766%, 2013	119,430	120,161
Fannie Mae, 4.845%, 2013	394,823	402,263
Fannie Mae, 5.357%, 2013	721,941	721,681
Fannie Mae, 4.561%, 2014	884,004	928,354
Fannie Mae, 4.842%, 2014	1,669,986	1,768,893
Fannie Mae, 4.858%, 2014	802,027	825,310
Fannie Mae, 4.94%, 2015	379,000	412,725
Fannie Mae, 5.19%, 2015	405,709	445,086
Fannie Mae, 5.27%, 2016	1,103,891	1,223,215
Fannie Mae, 5.662%, 2016	309,944	349,810
Fannie Mae, 5.724%, 2016	695,103	792,018
Fannie Mae, 5.45%, 2017	775,145	872,342
Fannie Mae, 5.5%, 2017 - 2038	51,708,778	56,709,450
Fannie Mae, 6%, 2017 - 2037	24,441,480	27,274,289
Fannie Mae, 2.578%, 2018	1,545,000	1,610,876
Fannie Mae, 3.8%, 2018	329,996	361,288
Fannie Mae, 3.849%, 2018	391,078	430,967
Fannie Mae, 3.91%, 2018	481,917	529,157
Fannie Mae, 4.5%, 2018 - 2041	10,133,834	10,976,991
Fannie Mae, 5%, 2018 - 2041	26,146,375	28,386,941
Fannie Mae, 5.37%, 2018	1,740,000	1,987,063
Fannie Mae, 4.6%, 2019	316,000	362,247
Fannie Mae, 4.88%, 2020	884,528	991,216
Fannie Mae, 3%, 2027	4,011,666	4,210,131
Fannie Mae, 7.5%, 2030 - 2032	213,582	261,903
Fannie Mae, 6.5%, 2031 - 2037	6,699,274	7,624,369
Fannie Mae, 4%, 2040	977,880	1,042,407
Fannie Mae, 3.5%, 2041 - 2042	5,908,705	6,242,796
Freddie Mac, 6%, 2016 - 2037	12,202,140	13,531,052
Freddie Mac, 3.882%, 2017	839,798	931,231
Freddie Mac, 5%, 2017 - 2039	16,267,258	17,661,104
Freddie Mac, 2.303%, 2018	401,707	414,545
Freddie Mac, 2.412%, 2018 (n)	1,226,000	1,272,664
Freddie Mac, 3.154%, 2018	274,000	294,908
Freddie Mac, 4.5%, 2018-2035	6,979,385	7,440,658

7

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 5.085%, 2019	$2,793,000	$3,275,223
Freddie Mac, 5.5%, 2019 - 2037	8,055,289	8,838,717
Freddie Mac, 3.808%, 2020	2,402,000	2,665,973
Freddie Mac, 6.5%, 2034 - 2038	4,106,843	4,653,719
Freddie Mac, 4%, 2040 - 2041	13,190,657	14,015,713
Freddie Mac, 3.5%, 2042	4,991,334	5,255,957
Ginnie Mae, 6%, 2032 - 2038	5,079,491	5,743,415
Ginnie Mae, 4.5%, 2033 - 2041	14,651,588	16,121,179
Ginnie Mae, 5.5%, 2033 - 2035	5,602,157	6,254,015
Ginnie Mae, 5%, 2034 - 2041	11,054,348	12,218,372
Ginnie Mae, 3.5%, 2041 - 2042	4,324,601	4,630,757
Ginnie Mae, 4%, 2041	7,053,035	7,717,487
Ginnie Mae, TBA, 3.5%, 2040	3,660,000	3,900,759

		$297,091,520

Natural Gas – Pipeline – 0.3%
Enterprise Products Operating LLC, 6.5%, 2019	$1,953,000	$2,353,900
Kinder Morgan Energy Partners LP, 7.4%, 2031	219,000	266,697
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,000,000	1,245,155
Spectra Energy Capital LLC, 8%, 2019	1,694,000	2,170,111

		$6,035,863

Network & Telecom – 0.3%
AT&T, Inc., 5.55%, 2041	$992,000	$1,182,421
BellSouth Corp., 6.55%, 2034	2,642,000	3,102,762
Telecom Italia Capital, 5.25%, 2013	2,176,000	2,181,440

		$6,466,623

Other Banks & Diversified Financials – 0.9%
American Express Co., 5.5%, 2016	$2,287,000	$2,610,686
Banco Bradesco S.A., 6.75%, 2019 (n)	1,391,000	1,544,010
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,100,000	1,027,036
Capital One Financial Corp., 6.15%, 2016	2,872,000	3,210,818
Citigroup, Inc., 5%, 2014	2,679,000	2,746,154
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,021,000	3,040,878
Nordea Bank AB, 4.875%, 2021 (z)	1,880,000	2,045,966
Svenska Handelsbanken AB, 4.875%, 2014 (n)	2,240,000	2,364,412
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,558,000	2,404,520

		$20,994,480

Pharmaceuticals – 0.3%
Roche Holdings, Inc., 6%, 2019 (n)	$3,007,000	$3,740,239
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	2,950,000	3,102,745

		$6,842,984

Real Estate – 0.8%
Boston Properties, Inc., REIT, 5%, 2015	$1,871,000	$2,032,842
ERP Operating LP, REIT, 5.375%, 2016	590,000	660,838

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – continued
ERP Operating LP, REIT, 4.625%, 2021	$2,097,000	$2,277,705
HCP, Inc., REIT, 5.375%, 2021	1,703,000	1,883,183
HRPT Properties Trust, REIT, 6.25%, 2016	3,320,000	3,503,433
HRPT Properties Trust, REIT, 6.65%, 2018	1,620,000	1,754,096
Kimco Realty Corp., REIT, 6%, 2012	936,000	951,122
Simon Property Group, Inc., REIT, 5.875%, 2017	1,880,000	2,164,201
WEA Finance LLC, REIT, 6.75%, 2019 (n)	837,000	987,554
WEA Finance LLC, REIT, 4.625%, 2021 (n)	2,300,000	2,430,707

		$18,645,681

Retailers – 0.4%
Home Depot, Inc., 5.95%, 2041	$643,000	$836,574
Limited Brands, Inc., 5.25%, 2014	779,000	817,950
Target Corp., 4%, 2042	2,356,000	2,320,719
Wal-Mart Stores, Inc., 5.25%, 2035	5,106,000	6,179,593

		$10,154,836

Specialty Chemicals – 0.0%
Ecolab, Inc., 5.5%, 2041	$410,000	$491,916

Supermarkets – 0.0%
Kroger Co., 5%, 2013	$1,045,000	$1,076,741

Supranational – 0.2%
Asian Development Bank, 2.75%, 2014	$2,220,000	$2,318,950
Asian Development Bank, 1.125%, 2017	1,340,000	1,360,644

		$3,679,594

Telecommunications – Wireless – 0.3%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$1,605,000	$1,857,974
Crown Castle Towers LLC, 4.883%, 2020 (n)	830,000	901,144
Rogers Communications, Inc., 6.8%, 2018	3,340,000	4,119,075

		$6,878,193

Tobacco – 0.1%
B.A.T. International Finance PLC, 3.25%, 2022 (n)	$2,334,000	$2,306,620

Transportation – Services – 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$2,572,000	$3,100,389

U.S. Government Agencies and Equivalents – 0.9%
Freddie Mac, 4.625%, 2012	$13,500,000	$13,690,782
Small Business Administration, 4.77%, 2024	514,438	570,339
Small Business Administration, 5.18%, 2024	851,277	943,421
Small Business Administration, 4.99%, 2024	868,996	968,822
Small Business Administration, 5.11%, 2025	3,589,454	4,026,897

		$20,200,261

8

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – 13.4%
U.S. Treasury Bonds, 8.5%, 2020	$3,204,000	$4,911,130
U.S. Treasury Bonds, 8%, 2021	366,000	574,563
U.S. Treasury Bonds, 6%, 2026	278,000	407,531
U.S. Treasury Bonds, 6.75%, 2026	2,129,000	3,339,205
U.S. Treasury Bonds, 5.25%, 2029	2,618,000	3,693,016
U.S. Treasury Bonds, 5.375%, 2031	495,000	721,308
U.S. Treasury Bonds, 4.5%, 2036	1,109,000	1,489,526
U.S. Treasury Bonds, 5%, 2037	2,204,000	3,180,648
U.S. Treasury Bonds, 4.5%, 2039	38,268,400	51,925,435
U.S. Treasury Notes, 1.375%, 2012	1,478,000	1,483,197
U.S. Treasury Notes, 1.375%, 2013	15,539,000	15,637,937
U.S. Treasury Notes, 3.5%, 2013	8,400,000	8,648,716
U.S. Treasury Notes, 3.125%, 2013	16,178,000	16,749,278
U.S. Treasury Notes, 2%, 2013	4,762,000	4,876,398
U.S. Treasury Notes, 1.5%, 2013	6,564,000	6,680,406
U.S. Treasury Notes, 1.875%, 2014	26,428,000	27,106,248
U.S. Treasury Notes, 1.875%, 2014	1,365,000	1,403,391
U.S. Treasury Notes, 4.125%, 2015	6,910,000	7,636,089
U.S. Treasury Notes, 2.125%, 2015	40,303,000	42,280,346
U.S. Treasury Notes, 9.875%, 2015	2,793,000	3,667,776
U.S. Treasury Notes, 2.625%, 2016	1,737,000	1,869,311
U.S. Treasury Notes, 4.875%, 2016	6,300,000	7,390,688
U.S. Treasury Notes, 3.75%, 2018	52,256,000	61,208,916
U.S. Treasury Notes, 2.75%, 2019	6,001,500	6,660,261
U.S. Treasury Notes, 3.125%, 2019	514,000	584,193
U.S. Treasury Notes, 3.5%, 2020	18,971,000	22,166,437
U.S. Treasury Notes, TIPS, 0.5%, 2014	8,728,000	8,757,317

		$315,049,267

Utilities – Electric Power – 0.5%
Bruce Mansfield Unit, 6.85%, 2034	$3,509,442	$3,654,733
MidAmerican Funding LLC, 6.927%, 2029	387,000	509,353

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Oncor Electric Delivery Co., 7%, 2022	$3,162,000	$3,840,837
Progress Energy, Inc., 3.15%, 2022	2,519,000	2,542,094
PSEG Power LLC, 5.32%, 2016	1,603,000	1,807,711
System Energy Resources, Inc., 5.129%, 2014 (z)	379,130	387,046
Waterford 3 Funding Corp., 8.09%, 2017	124,471	124,746

		$12,866,520

Total Bonds (Identified Cost, $857,902,895)		$921,451,332

CONVERTIBLE PREFERRED STOCKS – 0.2%
Aerospace – 0.0%
United Technologies Corp., 7.5% (a)	17,600	$927,344

Automotive – 0.1%
General Motors Co., 4.75%	83,720	$2,779,504

Utilities – Electric Power – 0.1%
PPL Corp., 9.5%	24,560	$1,299,224

Total Convertible Preferred Stocks (Identified Cost, $6,298,147)		$5,006,072
MONEY MARKET FUNDS – 1.1%

MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	26,860,012	$26,860,012

Total Investments (Identified Cost, $2,217,699,372)		$2,342,045,677

OTHER ASSETS, LESS LIABILITIES – 0.2%		4,542,538

Net Assets – 100.0%		$2,346,588,215

(a)	Non-income producing security.

(e)	Guaranteed by Minister for Finance of Ireland.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $63,333,064, representing 2.7% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040	3/01/06	$2,025,940	$1,318,289
Nordea Bank AB, 4.875%, 2021	1/11/11	1,872,089	2,045,966
Russian Federation, 3.625%, 2015	4/22/10	4,984,564	5,172,350
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,749,503	1,652,228
System Energy Resources, Inc., 5.129%, 2014	4/16/04-11/22/04	379,498	387,046
Total Restricted Securities			$10,575,879
% of Net assets			0.5%

9

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TIPS	Treasury Inflation Protected Security

See Notes to Financial Statements

10

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $2,190,839,360)	$2,315,185,665
Underlying affiliated funds, at cost and value	26,860,012
Total investments, at value (identified cost, $2,217,699,372)	$2,342,045,677
Foreign currency, at value (identified cost, $206,637)	194,716
Receivables for
Investments sold	2,341,552
Fund shares sold	385,338
Interest and dividends	9,270,265
Other assets	10,606
Total assets		$2,354,248,154
Liabilities
Payable to custodian	$2,655
Payables for
TBA purchase commitments	3,884,073
Fund shares reacquired	3,290,352
Payable to affiliates
Investment adviser	139,704
Shareholder servicing costs	2,153
Distribution and/or service fees	17,121
Payable for independent Trustees’ compensation	950
Accrued expenses and other liabilities	322,931
Total liabilities		$7,659,939
Net assets		$2,346,588,215
Net assets consist of
Paid-in capital	$2,386,798,025
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	124,337,524
Accumulated net realized gain (loss) on investments and foreign currency	(254,487,887)
Undistributed net investment income	89,940,553
Net assets		$2,346,588,215
Shares of beneficial interest outstanding		120,872,469

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,499,847,509	76,880,952	$19.51
Service Class	846,740,706	43,991,517	19.25

See Notes to Financial Statements

11

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Dividends	$19,542,235
Interest	18,129,599
Dividends from underlying affiliated funds	13,692
Foreign taxes withheld	(210,067)
Total investment income		$37,475,459
Expenses
Management fee	$9,109,551
Distribution and/or service fees	1,081,146
Shareholder servicing costs	125,711
Administrative services fee	186,758
Independent Trustees’ compensation	26,131
Custodian fee	85,525
Shareholder communications	143,813
Audit and tax fees	31,986
Legal fees	18,515
Miscellaneous	51,067
Total expenses		$10,860,203
Fees paid indirectly	(98)
Reduction of expenses by investment adviser	(366,518)
Net expenses		$10,493,587
Net investment income		$26,981,872
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$56,636,877
Foreign currency	(9,361)
Net realized gain (loss) on investments and foreign currency		$56,627,516
Change in unrealized appreciation (depreciation)
Investments	$42,203,147
Translation of assets and liabilities in foreign currencies	15,268
Net unrealized gain (loss) on investments and foreign currency translation		$42,218,415
Net realized and unrealized gain (loss) on investments and foreign currency		$98,845,931
Change in net assets from operations		$125,827,803

See Notes to Financial Statements

12

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$26,981,872	$59,820,148
Net realized gain (loss) on investments and foreign currency	56,627,516	87,425,419
Net unrealized gain (loss) on investments and foreign currency translation	42,218,415	(100,406,972)
Change in net assets from operations	$125,827,803	$46,838,595
Distributions declared to shareholders
From net investment income	$—	$(65,256,874)
Change in net assets from fund share transactions	$(212,985,316)	$(333,095,963)
Total change in net assets	$(87,157,513)	$(351,514,242)
Net assets
At beginning of period	2,433,745,728	2,785,259,970
At end of period (including undistributed net investment income of $89,940,553 and $62,958,681, respectively)	$2,346,588,215	$2,433,745,728

See Notes to Financial Statements

13

MFS Total Return Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$18.53		$18.71	$17.48	$15.42	$21.68	$21.90
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.44	$0.41	$0.44	$0.52	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	0.76		(0.12)	1.31	2.20	(4.97)	0.34
Total from investment operations	$0.98		$0.32	$1.72	$2.64	$(4.45)	$0.90
Less distributions declared to shareholders
From net investment income	$—		$(0.50)	$(0.49)	$(0.58)	$(0.61)	$(0.57)
From net realized gain on investments	—		—	—	—	(1.20)	(0.55)
Total distributions declared to shareholders	$—		$(0.50)	$(0.49)	$(0.58)	$(1.81)	$(1.12)
Net asset value, end of period (x)	$19.51		$18.53	$18.71	$17.48	$15.42	$21.68
Total return (%) (k)(r)(s)(x)	5.29	(n)	1.77	9.93	18.03	(22.13)	4.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.81	0.81	0.82	0.82	0.83
Expenses after expense reductions (f)	0.77	(a)	0.78	0.81	0.82	0.80	0.80
Net investment income	2.31	(a)	2.36	2.30	2.80	2.80	2.55
Portfolio turnover	12	(n)	19	30	43	55	60
Net assets at end of period (000 omitted)	$1,499,848		$1,574,503	$1,860,233	$1,967,226	$1,901,307	$2,887,256

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$18.31		$18.48	$17.28	$15.24	$21.44	$21.67
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.39	$0.36	$0.39	$0.46	$0.50
Net realized and unrealized gain (loss) on investments and foreign currency	0.74		(0.11)	1.29	2.18	(4.91)	0.34
Total from investment operations	$0.94		$0.28	$1.65	$2.57	$(4.45)	$0.84
Less distributions declared to shareholders
From net investment income	$—		$(0.45)	$(0.45)	$(0.53)	$(0.55)	$(0.52)
From net realized gain on investments	—		—	—	—	(1.20)	(0.55)
Total distributions declared to shareholders	$—		$(0.45)	$(0.45)	$(0.53)	$(1.75)	$(1.07)
Net asset value, end of period (x)	$19.25		$18.31	$18.48	$17.28	$15.24	$21.44
Total return (%) (k)(r)(s)(x)	5.13	(n)	1.58	9.63	17.72	(22.32)	3.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.06	1.06	1.07	1.07	1.08
Expenses after expense reductions (f)	1.02	(a)	1.03	1.06	1.07	1.05	1.05
Net investment income	2.06	(a)	2.11	2.05	2.54	2.55	2.30
Portfolio turnover	12	(n)	19	30	43	55	60
Net assets at end of period (000 omitted)	$846,741		$859,243	$925,027	$872,466	$804,493	$1,113,209

See Notes to Financial Statements

14

MFS Total Return Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

15

MFS Total Return Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

16

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,298,264,422	$—	$—	$1,298,264,422
United Kingdom	24,614,736	20,545,131	—	45,159,867
Switzerland	—	22,927,698	—	22,927,698
France	12,403,270	—	—	12,403,270
Canada	4,622,336	—	—	4,622,336
Netherlands	3,752,169	—	—	3,752,169
Germany	—	3,488,831	—	3,488,831
Israel	3,115,740	—	—	3,115,740
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	336,347,691	—	336,347,691
Non-U.S. Sovereign Debt	—	34,885,829	—	34,885,829
Corporate Bonds	—	143,177,119	—	143,177,119
Residential Mortgage-Backed Securities	—	299,621,829	—	299,621,829
Commercial Mortgage-Backed Securities	—	39,292,222	—	39,292,222
Asset-Backed Securities (including CDOs)	—	4,203,622	—	4,203,622
Foreign Bonds	—	63,923,020	—	63,923,020
Mutual Funds	26,860,012	—	—	26,860,012
Total Investments	$1,373,632,685	$968,412,992	$—	$2,342,045,677

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $24,033,962 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $3,675,577 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are

17

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These

18

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$65,256,874

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$2,240,849,782
Gross appreciation	220,613,332
Gross depreciation	(119,417,437)
Net unrealized appreciation (depreciation)	$101,195,895

As of 12/31/11
Undistributed ordinary income	62,958,681
Capital loss carryforwards	(288,695,988)
Other temporary differences	(24,049)
Net unrealized appreciation (depreciation)	59,723,743

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/16	$(228,036,600)
12/31/17	(60,659,388)
Total	$(288,695,988)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$44,014,211
Service Class	—	21,242,663
Total	$—	$65,256,874

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.75%
Next $2 billion of average daily net assets	0.65%
Average daily net assets in excess of $5 billion	0.50%

19

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion up to $2.5 billion, and 0.65% of average daily net assets in excess of $2.5 billion up to $3 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. This management fee reduction amounted to $360,250, which is shown as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $124,603, which equated to 0.0103% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $1,108.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0154% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $12,835 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $6,268, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$127,631,291	$135,233,308
Investments (non-U.S. Government securities)	$150,699,482	$325,656,300

20

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	695,955	$13,522,995	2,116,823	$40,124,261
Service Class	2,102,699	40,204,346	6,166,846	114,533,054
	2,798,654	$53,727,341	8,283,669	$154,657,315
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,445,234	$44,014,211
Service Class	—	—	1,193,408	21,242,663
	—	$—	3,638,642	$65,256,874
Shares reacquired
Initial Class	(8,769,775)	$(170,234,080)	(19,049,237)	$(358,577,630)
Service Class	(5,042,977)	(96,478,577)	(10,473,551)	(194,432,522)
	(13,812,752)	$(266,712,657)	(29,522,788)	$(553,010,152)
Net change
Initial Class	(8,073,820)	$(156,711,085)	(14,487,180)	$(274,439,158)
Service Class	(2,940,278)	(56,274,231)	(3,113,297)	(58,656,805)
	(11,014,098)	$(212,985,316)	(17,600,477)	$(333,095,963)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $8,806 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25,468,371	213,010,684	(211,619,043)	26,860,012

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,692	$26,860,012

21

MFS Total Return Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

22

SEMIANNUAL REPORT

June 30, 2012

MFS® RESEARCH BOND SERIES

MFS® Variable Insurance Trust

VFB-SEM

MFS® RESEARCH BOND SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research Bond Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Research Bond Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	33.1%
Mortgage-Backed Securities	26.1%
U.S. Treasury Securities	22.9%
Commercial Mortgage-Backed Securities	5.1%
High Yield Corporates	3.5%
Emerging Markets Bonds	1.7%
Asset-Backed Securities	1.4%
U.S. Government Agencies	1.3%
Collateralized Debt Obligations	1.1%
Municipal Bonds	0.8%
Non-U.S. Government Bonds	0.6%

Composition including fixed income credit quality (a)(i)
AAA	4.0%
AA	2.2%
A	12.0%
BBB	25.2%
BB	3.0%
B	0.9%
CCC (o)	0.0%
CC (o)	0.0%
C (o)	0.0%
D (o)	0.0%
U.S. Government	22.9%
Federal Agencies	27.4%
Not Rated (o)	0.0%
Cash & Other	2.4%

Portfolio facts (i)
Average Duration (d)	4.6
Average Effective Maturity (m)	6.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Research Bond Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.56%	$1,000.00	$1,034.59	$2.83
	Hypothetical (h)	0.56%	$1,000.00	$1,022.08	$2.82
Service Class	Actual	0.81%	$1,000.00	$1,033.46	$4.10
	Hypothetical (h)	0.81%	$1,000.00	$1,020.84	$4.07

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Research Bond Series

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 96.9%
Aerospace – 0.1%
Bombardier, Inc., 7.75%, 2020 (n)	$1,020,000	$1,134,750

Airlines – 0.3%
Continental Airlines, Inc., FRN, 0.816%, 2013	$2,440,896	$2,367,669

Apparel Manufacturers – 0.2%
Phillips-Van Heusen Corp., 7.375%, 2020	$1,455,000	$1,611,413

Asset-Backed & Securitized – 7.6%
Anthracite Ltd., “A”, CDO, FRN, 0.605%, 2019 (z)	$1,359,181	$1,162,100
Anthracite Ltd., “B”, CDO, 5.488%, 2037 (z)	700,000	714,000
Anthracite Ltd., “BFL”, CDO, FRN, 1.245%, 2037 (z)	1,160,000	1,154,200
Anthracite Ltd., “CFL”, CDO, FRN, 1.495%, 2037 (z)	263,618	230,007
Anthracite Ltd., CDO, FRN, 1.095%, 2037 (z)	1,977,382	1,848,852
ARCap REIT, Inc., CDO, “F”, FRN, 6.036%, 2045 (a)(d)(z)	252,518	126
ARI Fleet Lease Trust, “A”, FRN, 0.791%, 2020 (n)	1,942,477	1,942,481
Bayview Commercial Asset Trust, FRN, 2.93%, 2036 (i)(z)	304,783	6,127
Bayview Commercial Asset Trust, FRN, 3.838%, 2036 (i)(z)	449,610	19,646
Bayview Commercial Asset Trust, FRN, 4.084%, 2037 (i)(z)	980,762	53,385
Bayview Commercial Asset Trust, FRN, 2.87%, 2035 (i)(z)	485,011	3,055
Bayview Commercial Asset Trust, FRN, 3.927%, 2036 (i)(z)	898,032	33,617
Bayview Commercial Asset Trust, FRN, 3.174%, 2036 (i)(z)	345,084	8,530
Bayview Commercial Asset Trust, FRN, 2.816%, 2036 (i)(z)	447,835	7,782
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	31,162	31,265
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040 (z)	168,323	109,529
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	524,382	528,315
Capital Trust Realty Ltd., CDO, 5.267%, 2035 (z)	1,677,300	1,668,914
Chesapeake Funding LLC, “A”, FRN, 0.989%, 2023 (z)	2,121,000	2,120,975
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	4,500,342	4,998,611
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.393%, 2044	500,000	539,934
Commercial Mortgage Acceptance Corp., FRN, 2.064%, 2030 (i)	138,902	5,617
Commercial Mortgage Asset Trust, FRN, 0.964%, 2032 (i)(z)	2,914,139	23,674

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	$1,361,478	$1,529,536
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	939,000	941,798
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	2,250,000	2,496,445
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 2040	375,725	394,661
Credit-Based Asset Servicing & Securitization LLC, 5.303%, 2035	33,283	30,029
Crest Ltd., “A1”, CDO, FRN, 0.94%, 2018 (z)	894,424	804,981
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	193,434	179,893
Crest Ltd., “B”, CDO, FRN, 1.815%, 2035 (z)	189,829	188,880
CWCapital LLC, 5.223%, 2048	600,000	662,752
Falcon Franchise Loan LLC, FRN, 5.43%, 2025 (i)(z)	78,443	12,316
First Union National Bank Commercial Mortgage Trust, FRN, 1.819%, 2043 (i)(z)	256,168	408
GE Equipment Transportation LLC, “A2”, 0.77%, 2013	679,694	680,080
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	1,710,628	1,711,517
GMAC LLC, FRN, 7.997%, 2034 (d)(n)(q)	110,000	83,838
GMAC LLC, FRN, 6.02%, 2033 (z)	23,677	24,347
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	1,205,000	1,229,013
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	725,000	818,264
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.179%, 2051	4,621,335	4,909,101
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.009%, 2049	3,564,937	3,799,079
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.009%, 2049	7,019,635	7,706,183
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.613%, 2042 (n)	130,000	27,845
KKR Financial CLO Ltd., “A1”, FRN, 0.735%, 2017 (z)	563,851	552,526
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.111%, 2030 (i)	159,365	2,034
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040 (z)	851,000	836,108
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.041%, 2050	3,575,513	3,689,811
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	4,590,646	4,941,729
Morgan Stanley Capital I, Inc., FRN, 1.184%, 2030 (i)(n)	202,621	4,950
Preferred Term Securities XIX Ltd., CDO, FRN, 0.817%, 2035 (z)	453,071	253,720
Prudential Securities Secured Financing Corp., FRN, 7.266%, 2013 (z)	1,596,000	1,590,288

4

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	$174,000	$105,234
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	1,604,000	1,606,900
Smart Trust, “A2B”, FRN, 0.79%, 2014 (z)	2,681,000	2,681,257
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.096%, 2051	3,431,440	3,609,600
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.096%, 2051	4,231,834	4,742,307

		$70,058,172

Automotive – 1.3%
Ford Motor Credit Co. LLC, 8%, 2014	$1,350,000	$1,497,548
Ford Motor Credit Co. LLC, 5%, 2018	850,000	902,600
Ford Motor Credit Co. LLC, 8%, 2016	910,000	1,076,308
Ford Motor Credit Co. LLC, 3.984%, 2016 (z)	891,000	917,649
Harley-Davidson Financial Services, 3.875%, 2016 (n)	3,270,000	3,453,591
Lear Corp., 8.125%, 2020	1,495,000	1,674,400
Volkswagen International Finance N.V., 2.375%, 2017 (n)	2,763,000	2,806,727

		$12,328,823

Banks & Diversified Financials (Covered Bonds) – 0.1%
Compagnie de Financement Foncier, 2.125%, 2013 (n)	$900,000	$905,180

Biotechnology – 0.2%
Life Technologies Corp., 5%, 2021	$1,582,000	$1,758,103

Broadcasting – 0.9%
Discovery Communications, Inc., 4.95%, 2042	$1,423,000	$1,485,101
NBCUniversal Media LLC, 5.95%, 2041	2,838,000	3,350,194
News America, Inc., 8.5%, 2025	152,000	191,044
SIRIUS XM Radio, Inc., 13%, 2013 (n)	1,215,000	1,354,725
Vivendi S.A., 4.75%, 2022 (n)	1,607,000	1,585,895

		$7,966,959

Brokerage & Asset Managers – 0.4%
BlackRock, Inc., 3.375%, 2022	$977,000	$991,389
E*TRADE Financial Corp., 12.5%, 2017	1,874,000	2,148,073
TD AMERITRADE Holding Corp., 5.6%, 2019	859,000	976,355

		$4,115,817

Building – 0.3%
Owens Corning, Inc., 6.5%, 2016	$2,292,000	$2,548,523

Business Services – 0.1%
Corning, Inc., 4.75%, 2042	$570,000	$597,300

Cable TV – 1.8%
CCO Holdings LLC, 7.875%, 2018	$1,630,000	$1,772,625
CSC Holdings LLC, 8.5%, 2014	1,600,000	1,760,000
DIRECTV Holdings LLC, 3.8%, 2022	2,821,000	2,852,858
DIRECTV Holdings LLC, 5.2%, 2020	2,110,000	2,335,021
Myriad International Holdings B.V., 6.375%, 2017 (n)	782,000	861,730
Time Warner Cable, Inc., 4.125%, 2021	1,143,000	1,213,150

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – continued
Time Warner Cable, Inc., 4%, 2021	$660,000	$693,562
Time Warner Cable, Inc., 5%, 2020	2,000,000	2,246,062
Time Warner Entertainment Co. LP, 8.375%, 2033	290,000	392,832
Videotron Ltee, 5%, 2022 (n)	1,310,000	1,329,650
Virgin Media Finance PLC, 5.25%, 2022	705,000	720,862
Virgin Media Finance PLC, 9.5%, 2016	559,000	623,285

		$16,801,637

Chemicals – 0.9%
Ashland, Inc., 9.125%, 2017	$2,120,000	$2,332,000
Dow Chemical Co., 8.55%, 2019	3,139,000	4,175,102
LyondellBasell Industries N.V., 5.75%, 2024 (z)	1,790,000	1,915,300

		$8,422,402

Conglomerates – 0.3%
United Technologies Corp., 4.5%, 2042	$2,294,000	$2,519,741

Consumer Products – 0.3%
Mattel, Inc., 5.45%, 2041	$988,000	$1,079,928
Newell Rubbermaid, Inc., 5.5%, 2013	1,971,000	2,037,693

		$3,117,621

Consumer Services – 0.2%
Experian Finance PLC, 2.375%, 2017 (z)	$1,621,000	$1,622,816

Containers – 0.2%
Greif, Inc., 7.75%, 2019	$1,575,000	$1,795,500

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$500,000	$584,779

Electrical Equipment – 0.2%
Ericsson, Inc., 4.125%, 2022	$1,639,000	$1,643,532

Electronics – 0.1%
Tyco Electronics Group S.A., 3.5%, 2022	$349,000	$347,867
Tyco Electronics Group S.A., 6.55%, 2017	708,000	845,220

		$1,193,087

Emerging Market Quasi-Sovereign – 0.8%
CEZ A.S., 4.25%, 2022 (n)	$1,304,000	$1,336,039
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	1,659,000	1,774,106
Petrobras International Finance Co., 5.375%, 2021	1,471,000	1,585,401
Petroleos Mexicanos, 4.875%, 2022 (n)	770,000	831,600
Petroleos Mexicanos, 6.5%, 2041 (n)	1,358,000	1,585,465

		$7,112,611

Energy – Independent – 1.9%
Anadarko Petroleum Corp., 6.95%, 2019	$1,460,000	$1,789,299
Anadarko Petroleum Corp., 6.375%, 2017	653,000	758,547
Apache Corp., 4.75%, 2043	1,270,000	1,410,682
ConocoPhillips, 6%, 2020	740,000	930,588
Encana Corp., 5.15%, 2041	1,810,000	1,729,004
EQT Corp., 4.875%, 2021	575,000	587,325
Nexen, Inc., 7.5%, 2039	1,124,000	1,310,010

5

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
Noble Energy, Inc., 4.15%, 2021	$2,580,000	$2,712,986
Pioneer Natural Resources Co., 6.65%, 2017	1,760,000	2,044,185
Southwestern Energy Co., 4.1%, 2022 (n)	1,180,000	1,195,976
Southwestern Energy Co., 7.5%, 2018	2,144,000	2,572,148

		$17,040,750

Energy – Integrated – 0.5%
BG Energy Capital PLC, 2.875%, 2016 (n)	$1,855,000	$1,954,671
Total Capital International S.A., 1.55%, 2017	2,336,000	2,341,471

		$4,296,142

Financial Institutions – 1.0%
CIT Group, Inc., 5.5%, 2019 (n)	$1,969,000	$2,023,148
CIT Group, Inc., 5.25%, 2018	75,000	77,437
General Electric Capital Corp., 4.65%, 2021	1,733,000	1,924,542
International Lease Finance Corp., 7.125%, 2018 (n)	1,190,000	1,311,975
International Lease Finance Corp., 5.75%, 2016	1,205,000	1,222,571
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	465,000	491,737
SLM Corp., 6.25%, 2016	1,081,000	1,135,050
SLM Corp., 6%, 2017	540,000	557,834

		$8,744,294

Food & Beverages – 2.0%
Anheuser-Busch InBev S.A., 7.75%, 2019	$2,667,000	$3,522,451
Kraft Foods Group, Inc., 5%, 2042 (z)	1,703,000	1,802,414
Kraft Foods, Inc., 6.125%, 2018	719,000	861,589
Kraft Foods, Inc., 5.375%, 2020	859,000	1,016,502
Kraft Foods, Inc., 6.5%, 2040	1,500,000	1,926,885
Molson Coors Brewing Co., 5%, 2042	1,462,000	1,579,504
Pernod-Ricard S.A., 4.25%, 2022 (n)	3,500,000	3,589,128
Tyson Foods, Inc., 4.5%, 2022	1,271,000	1,309,130
Tyson Foods, Inc., 6.85%, 2016	2,065,000	2,361,844

		$17,969,447

Forest & Paper Products – 0.3%
Georgia-Pacific Corp., 5.4%, 2020 (n)	$2,281,000	$2,646,802

Gaming & Lodging – 0.3%
Wyndham Worldwide Corp., 4.25%, 2022	$2,177,000	$2,192,111
Wyndham Worldwide Corp., 6%, 2016	22,000	24,473
Wyndham Worldwide Corp., 7.375%, 2020	600,000	713,188

		$2,929,772

Insurance – 1.0%
American International Group, Inc., 6.4%, 2020	$2,142,000	$2,423,624
American International Group, Inc., 4.875%, 2016	1,168,000	1,238,937
American International Group, Inc., 3.8%, 2017	1,870,000	1,906,259
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	290,000	310,986
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	420,000	433,889

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – continued
Unum Group, 7.125%, 2016	$290,000	$334,477
UnumProvident Corp., 6.85%, 2015 (n)	2,243,000	2,505,303

		$9,153,475

Insurance – Health – 0.7%
CIGNA Corp., 4%, 2022	$2,665,000	$2,779,246
Humana, Inc., 7.2%, 2018	3,339,000	4,012,443

		$6,791,689

Insurance – Property & Casualty – 1.4%
Allied World Assurance, 5.5%, 2020	$740,000	$777,363
AXIS Capital Holdings Ltd., 5.75%, 2014	555,000	588,080
CNA Financial Corp., 5.875%, 2020	1,580,000	1,737,453
Liberty Mutual Group, Inc., 6.5%, 2042 (z)	1,629,000	1,648,867
Marsh & McLennan Cos., Inc., 4.8%, 2021	2,400,000	2,613,293
PartnerRe Ltd., 5.5%, 2020	1,083,000	1,142,534
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)	1,670,000	1,507,046
XL Group PLC, 6.5% to 2017, FRN to 2049	1,504,000	1,222,000
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	542,000	542,000
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	1,452,000	1,422,960

		$13,201,596

International Market Quasi-Sovereign – 0.6%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$699,000	$729,148
FIH Erhvervsbank A.S., 1.75%, 2012 (z)	766,000	769,930
ING Bank N.V., 3.9%, 2014 (n)	1,500,000	1,574,268
NIBC Bank N.V., 2.8%, 2014 (z)	1,500,000	1,556,252
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	842,000	874,803

		$5,504,401

Local Authorities – 0.5%
State of California (Build America Bonds), 7.6%, 2040	$1,740,000	$2,262,557
State of California (Build America Bonds), 7.625%, 2040	360,000	465,422
State of Illinois (Build America Bonds), 6.63%, 2035	1,825,000	1,982,972

		$4,710,951

Machinery & Tools – 0.3%
Case New Holland, Inc., 7.875%, 2017	$2,210,000	$2,552,550

Major Banks – 4.8%
ABN AMRO Bank N.V., 4.25%, 2017 (n)	$2,064,000	$2,101,462
Bank of America Corp., 5.625%, 2020	555,000	594,202
Bank of America Corp., 5.875%, 2021	1,670,000	1,823,318
Bank of America Corp., 5%, 2021	1,280,000	1,320,585
Bank of America Corp., 5.875%, 2042	1,383,000	1,514,911
Bank of America Corp., 5.65%, 2018	5,215,000	5,576,363
Bank of America Corp., 6.5%, 2016	85,000	93,341
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	1,508,000	1,510,924
Goldman Sachs Group, Inc., 7.5%, 2019	1,438,000	1,639,898

6

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Goldman Sachs Group, Inc., 5.625%, 2017	$336,000	$352,431
HSBC Holdings PLC, 4%, 2022	2,066,000	2,145,330
HSBC USA, Inc., 4.875%, 2020	1,090,000	1,121,275
JPMorgan Chase & Co., 4.25%, 2020	2,800,000	2,941,439
JPMorgan Chase & Co., 4.5%, 2022	1,800,000	1,938,992
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	274,161
JPMorgan Chase Capital XXII, 6.45%, 2087	845,000	845,000
JPMorgan Chase Capital XXVII, 7%, 2039	221,000	221,000
Macquarie Bank Ltd., 5%, 2017 (n)	2,002,000	2,039,043
Macquarie Group Ltd., 6%, 2020 (n)	448,000	445,683
Merrill Lynch & Co., Inc., 6.15%, 2013	1,170,000	1,210,956
Merrill Lynch & Co., Inc., 6.05%, 2016	1,569,000	1,622,172
Morgan Stanley, 5.5%, 2020	1,600,000	1,565,386
Morgan Stanley, 5.5%, 2021	3,541,000	3,488,795
Morgan Stanley, 5.75%, 2016	944,000	969,064
PNC Funding Corp., 5.625%, 2017	1,673,000	1,861,482
Wachovia Corp., 6.605%, 2025	164,000	194,341
Wells Fargo & Co., 3.5%, 2022	5,030,000	5,175,684

		$44,587,238

Medical & Health Technology & Services – 0.7%
Aristotle Holding, Inc., 3.9%, 2022 (n)	$2,649,000	$2,745,726
Aristotle Holding, Inc., 2.65%, 2017 (n)	1,811,000	1,842,455
HCA, Inc., 7.875%, 2020	1,505,000	1,670,550
McKesson Corp., 5.7%, 2017	510,000	597,161

		$6,855,892

Metals & Mining – 0.9%
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 2022	$2,624,000	$2,581,696
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	2,022,000	1,926,657
Southern Copper Corp., 6.75%, 2040	1,229,000	1,301,461
Teck Resources Ltd., 10.75%, 2019	584,000	702,260
Vale Overseas Ltd., 4.375%, 2022	2,152,000	2,191,431

		$8,703,505

Mortgage-Backed – 26.0%
Fannie Mae, 4.86%, 2012 - 2015	$189,796	$195,949
Fannie Mae, 4.501%, 2013	232,026	234,197
Fannie Mae, 4.845%, 2013	46,499	47,376
Fannie Mae, 5.156%, 2013	1,267,662	1,310,651
Fannie Mae, 4.561%, 2014	92,074	96,693
Fannie Mae, 4.6%, 2014 - 2019	850,557	966,871
Fannie Mae, 4.606%, 2014	61,786	64,544
Fannie Mae, 4.77%, 2014 - 2019	478,865	541,991
Fannie Mae, 4.88%, 2014 - 2020	197,585	212,474
Fannie Mae, 4.53%, 2015	97,899	105,748
Fannie Mae, 4.56%, 2015	51,031	54,627
Fannie Mae, 4.665%, 2015	34,970	37,592
Fannie Mae, 4.69%, 2015	151,902	163,029
Fannie Mae, 4.7%, 2015	320,912	347,715
Fannie Mae, 4.74%, 2015	45,820	49,477
Fannie Mae, 4.78%, 2015	97,837	106,185
Fannie Mae, 4.815%, 2015	51,496	55,701
Fannie Mae, 4.85%, 2015	162,563	174,887

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.87%, 2015	$31,682	$34,302
Fannie Mae, 4.89%, 2015	89,818	97,655
Fannie Mae, 4.894%, 2015	66,703	72,890
Fannie Mae, 4.94%, 2015	120,000	130,678
Fannie Mae, 5.1%, 2015	275,000	291,243
Fannie Mae, 5.466%, 2015	772,404	855,451
Fannie Mae, 5.08%, 2016	345,656	380,139
Fannie Mae, 5.09%, 2016	113,574	125,013
Fannie Mae, 5.152%, 2016	3,140,230	3,503,947
Fannie Mae, 5.35%, 2016	676,537	757,256
Fannie Mae, 5.395%, 2016	127,205	142,379
Fannie Mae, 5.423%, 2016	1,112,854	1,257,697
Fannie Mae, 5.724%, 2016	1,589,719	1,811,366
Fannie Mae, 2.71%, 2017	386,927	407,650
Fannie Mae, 3.308%, 2017	1,375,342	1,482,372
Fannie Mae, 4.989%, 2017	147,149	158,419
Fannie Mae, 5.05%, 2017	251,609	280,625
Fannie Mae, 5.28%, 2017	136,088	152,839
Fannie Mae, 5.482%, 2017	855,444	982,490
Fannie Mae, 5.5%, 2017 - 2040	32,795,512	35,856,443
Fannie Mae, 5.54%, 2017	103,834	116,943
Fannie Mae, 5.65%, 2017	155,508	174,223
Fannie Mae, 2.578%, 2018	4,500,000	4,691,871
Fannie Mae, 3.84%, 2018	688,418	755,284
Fannie Mae, 3.99%, 2018	600,000	663,544
Fannie Mae, 5.341%, 2018	496,563	573,027
Fannie Mae, 4.45%, 2019	531,373	600,360
Fannie Mae, 5.18%, 2019	128,846	147,905
Fannie Mae, 5.51%, 2019	192,815	222,278
Fannie Mae, 5%, 2020 - 2040	16,915,276	18,360,636
Fannie Mae, 5.19%, 2020	186,871	214,519
Fannie Mae, 6%, 2022 - 2038	11,441,871	12,653,242
Fannie Mae, 4.5%, 2024 - 2040	7,353,345	7,922,061
Fannie Mae, 4%, 2025	144,920	157,429
Fannie Mae, 4.5%, 2025	545,278	584,846
Fannie Mae, 3%, 2027	1,834,378	1,925,129
Fannie Mae, 6.5%, 2032 - 2033	23,327	26,701
Fannie Mae, 3.5%, 2041 - 2042	5,508,804	5,820,681
Fannie Mae, TBA, 3%, 2018	2,549,000	2,665,696
Fannie Mae, TBA, 3.5%, 2033	16,840,000	17,653,057
Freddie Mac, 1.655%, 2016	1,696,158	1,728,319
Freddie Mac, 3.882%, 2017	1,936,000	2,146,782
Freddie Mac, 2.323%, 2018	1,194,000	1,232,932
Freddie Mac, 2.412%, 2018 (n)	2,300,000	2,387,543
Freddie Mac, 3.154%, 2018	935,000	1,006,348
Freddie Mac, 5%, 2018 - 2040	3,832,045	4,151,960
Freddie Mac, 2.13%, 2019	4,704,000	4,797,972
Freddie Mac, 5.5%, 2019 - 2038	3,133,972	3,439,006
Freddie Mac, 2.757%, 2020	1,375,168	1,459,913
Freddie Mac, 3.32%, 2020	2,838,777	3,070,294
Freddie Mac, 4.251%, 2020	807,000	916,372
Freddie Mac, 4%, 2025 - 2040	10,367,428	11,004,741
Freddie Mac, 4.5%, 2025 - 2041	1,511,373	1,616,283
Freddie Mac, 3.5%, 2026 - 2042	5,663,749	5,968,026
Freddie Mac, 6%, 2034 - 2038	781,506	866,308

7

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, TBA, 3%, 2018	$21,340,000	$22,258,121
Ginnie Mae, 6%, 2036 - 2039	1,670,561	1,880,173
Ginnie Mae, 5.5%, 2038 - 2042	4,558,558	5,062,364
Ginnie Mae, 4.5%, 2039 - 2041	20,745,328	22,891,635
Ginnie Mae, 3.5%, 2040 - 2042	6,966,724	7,466,637
Ginnie Mae, 4%, 2040	3,933,757	4,304,348

		$239,132,070

Municipals – 0.8%
Kaiser Foundation Hospital, 3.5%, 2022	$1,870,000	$1,940,392
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 4%, 2022	4,625,000	5,332,717

		$7,273,109

Natural Gas – Pipeline – 1.1%
Energy Transfer Partners LP, 5.2%, 2022	$433,000	$463,705
Energy Transfer Partners LP, 4.65%, 2021	2,898,000	2,993,956
Enterprise Products Operating LP, 4.85%, 2042	2,000,000	1,991,422
Enterprise Products Operating LP, 5.65%, 2013	227,000	234,188
Kinder Morgan Energy Partners LP, 7.4%, 2031	103,000	125,433
Kinder Morgan Energy Partners LP, 6.375%, 2041	2,240,000	2,553,880
Kinder Morgan Energy Partners LP, 6.95%, 2038	681,000	805,381
Spectra Energy Capital LLC, 8%, 2019	613,000	785,288

		$9,953,253

Network & Telecom – 0.9%
AT&T, Inc., 5.35%, 2040	$1,770,000	$2,031,364
AT&T, Inc., 5.55%, 2041	920,000	1,096,600
Centurylink, Inc., 7.65%, 2042	1,321,000	1,282,111
Centurylink, Inc., 6.45%, 2021	3,162,000	3,290,301
Telefonica Emisiones S.A.U., 5.134%, 2020	1,045,000	900,146

		$8,600,522

Oil Services – 0.3%
Transocean, Inc., 6%, 2018	$610,000	$681,373
Transocean, Inc., 6.5%, 2020	1,726,000	1,957,783

		$2,639,156

Oils – 0.2%
Phillips 66, 4.3%, 2022 (n)	$1,668,000	$1,754,681

Other Banks & Diversified Financials – 2.6%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$1,500,000	$1,400,503
Capital One Financial Corp., 8.8%, 2019	893,000	1,124,601
Capital One Financial Corp., 6.15%, 2016	1,970,000	2,202,407
Citigroup, Inc., 4.45%, 2017	1,711,000	1,793,544
Citigroup, Inc., 6.125%, 2018	1,810,000	2,020,999
Citigroup, Inc., 8.5%, 2019	4,160,000	5,137,729
Discover Bank, 7%, 2020	3,709,000	4,316,798
Fifth Third Bancorp, 3.5%, 2022	1,080,000	1,091,418

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	$472,000	$475,106
Santander Holdings USA, Inc., 4.625%, 2016	1,021,000	986,647
Santander UK PLC, 8.963% to 2030, FRN to 2049	1,800,000	1,728,000
SunTrust Banks, Inc., 3.5%, 2017	932,000	964,832
Svenska Handelsbanken AB, 2.875%, 2017	904,000	916,413
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	122,000	114,680

		$24,273,677

Pharmaceuticals – 0.5%
Celgene Corp., 2.45%, 2015	$1,649,000	$1,689,095
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	2,720,000	2,860,836

		$4,549,931

Precious Metals & Minerals – 0.0%
Teck Resources Ltd., 3%, 2019	$217,000	$215,569

Printing & Publishing – 0.2%
Pearson Funding Four PLC, 3.75%, 2022 (n)	$1,784,000	$1,819,309

Railroad & Shipping – 0.0%
Canadian Pacific Railway Co., 4.45%, 2023	$362,000	$384,467

Real Estate – 1.6%
Alexandria Real Estate Equities, Inc., REIT, 4.6%, 2022	$1,261,000	$1,291,133
Boston Properties LP, REIT, 3.85%, 2023	470,000	474,415
Boston Properties LP, REIT, 3.7%, 2018	1,395,000	1,457,631
DDR Corp., REIT, 4.625%, 2022	275,000	271,404
HCP, Inc., REIT, 5.375%, 2021	1,134,000	1,253,981
HCP, Inc., REIT, 3.75%, 2019	1,264,000	1,261,782
HRPT Properties Trust, REIT, 6.25%, 2016	1,689,000	1,782,319
Kimco Realty Corp., REIT, 5.783%, 2016	1,794,000	1,971,854
Liberty Property LP, REIT, 5.5%, 2016	1,013,000	1,123,362
Simon Property Group, Inc., REIT, 10.35%, 2019	1,313,000	1,841,884
WEA Finance LLC, REIT, 6.75%, 2019 (n)	1,510,000	1,781,608

		$14,511,373

Retailers – 1.0%
Gap, Inc., 5.95%, 2021	$1,992,000	$2,064,724
Home Depot, Inc., 5.95%, 2041	1,118,000	1,454,572
Lowe’s Cos., Inc., 4.65%, 2042	1,843,000	1,957,082
Target Corp., 4%, 2042	2,500,000	2,462,562
Wesfarmers Ltd., 6.998%, 2013 (n)	1,000,000	1,038,916

		$8,977,856

Specialty Stores – 0.2%
Advance Auto Parts, Inc., 5.75%, 2020	$1,512,000	$1,708,717

Telecommunications – Wireless – 0.7%
American Tower Corp., 4.5%, 2018	$3,373,000	$3,565,308
Crown Castle Towers LLC, 4.883%, 2020 (n)	900,000	977,144
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,096,000	1,268,747
Rogers Cable, Inc., 5.5%, 2014	734,000	787,851

		$6,599,050

8

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Telephone Services – 0.2%
Oi S.A., 5.75%, 2022 (n)	$1,728,000	$1,760,832

Tobacco – 0.7%
Lorillard Tobacco Co., 7%, 2041	$321,000	$348,183
Lorillard Tobacco Co., 8.125%, 2019	2,222,000	2,757,662
Reynolds American, Inc., 6.75%, 2017	2,900,000	3,481,653

		$6,587,498

Transportation – Services – 0.4%
ERAC USA Finance Co., 2.75%, 2017 (n)	$812,000	$823,410
Erac USA Finance Co., 7%, 2037 (n)	2,589,000	3,120,882

		$3,944,292

U.S. Government Agencies and Equivalents – 1.3%
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	$396,000	$395,727
JPMorgan Chase & Co., FRN, 0.711%, 2012 (m)	5,650,000	5,665,724
National Credit Union Administration Guaranteed Note, 2.9%, 2020	980,000	1,044,925
Small Business Administration, 4.86%, 2025	170,297	189,579
Small Business Administration, 4.625%, 2025	167,896	185,311
Small Business Administration, 5.11%, 2025	131,271	146,701
Small Business Administration, 3.25%, 2030	870,946	925,770
Small Business Administration, 2.85%, 2031	1,788,036	1,852,138
Small Business Administration, 4.99%, 2024	78,246	87,235
Small Business Administration, 4.43%, 2029	973,247	1,093,952
Small Business Administration, 4.34%, 2024	97,472	106,971
Small Business Administration, 4.93%, 2024	70,911	78,648

		$11,772,681

U.S. Treasury Obligations – 22.8%
U.S. Treasury Bonds, 6.75%, 2026	$19,000	$29,800
U.S. Treasury Bonds, 4.5%, 2036	116,000	155,803
U.S. Treasury Bonds, 4.5%, 2039	22,598,600	30,663,475
U.S. Treasury Notes, 1.375%, 2013	41,455,000	41,796,672
U.S. Treasury Notes, 3.125%, 2013	201,000	208,098
U.S. Treasury Notes, 1.875%, 2014	41,959,000	43,035,836

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.875%, 2014	$31,684,000	$32,575,113
U.S. Treasury Notes, 2.125%, 2015	52,244,000	54,807,195
U.S. Treasury Notes, 0.875%, 2016	2,974,000	3,000,718
U.S. Treasury Notes, TIPS, 2%, 2014	781,973	811,908
U.S. Treasury Notes, TIPS, 1.625%, 2015	831,402	883,494
U.S. Treasury Notes, TIPS, 2%, 2016	1,425,828	1,577,545

		$209,545,657

Utilities – Electric Power – 2.1%
CenterPoint Energy, Inc., 5.95%, 2017	$540,000	$615,723
Constellation Energy Group, Inc., 5.15%, 2020	887,000	981,857
Duke Energy Corp., 5.05%, 2019	1,736,000	2,024,527
EDP Finance B.V., 6%, 2018 (n)	1,600,000	1,391,870
Enel Finance International S.A., 6%, 2039 (n)	2,000,000	1,570,116
Exelon Corp., 4.9%, 2015	2,042,000	2,219,411
FirstEnergy Solutions Corp., 6.8%, 2039	1,644,000	1,726,445
Oncor Electric Delivery Co., 4.1%, 2022 (n)	1,850,000	1,886,166
Pacific Gas & Electric Co., 4.45%, 2042	650,000	682,323
PPL WEM Holdings PLC, 5.375%, 2021 (n)	2,909,000	3,134,183
Progress Energy, Inc., 3.15%, 2022	979,000	987,975
TECO Energy, Inc., 5.15%, 2020	1,810,000	2,068,850
Waterford 3 Funding Corp., 8.09%, 2017	52,768	52,885

		$19,342,331

Total Bonds (Identified Cost, $854,501,366)		$891,240,970

MONEY MARKET FUNDS – 6.9%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	63,771,791	$63,771,791

Total Investments (Identified Cost, $918,273,157)		$955,012,761

OTHER ASSETS, LESS LIABILITIES – (3.8)%		(35,007,557)

Net Assets – 100.0%		$920,005,204

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $86,073,212 representing 9.4% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

9

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARCap REIT, Inc., CDO, “F”, FRN, 6.036%, 2045	12/07/06	$257,934	$126
Anthracite Ltd., “A”, CDO, FRN, 0.605%, 2019	1/15/10-8/11/11	1,049,203	1,162,100
Anthracite Ltd., “B”, CDO, 5.488%, 2037	12/09/10	689,929	714,000
Anthracite Ltd., “BFL”, CDO, FRN, 1.245%, 2037	12/09/10	1,060,825	1,154,200
Anthracite Ltd., “CFL”, CDO, FRN, 1.495%, 2037	3/03/11	248,975	230,007
Anthracite Ltd., CDO, FRN, 1.095%, 2037	2/24/10-3/03/11	1,803,699	1,848,852
Bayview Commercial Asset Trust, FRN, 2.87%, 2035	10/06/05	37,548	3,055
Bayview Commercial Asset Trust, FRN, 2.93%, 2036	3/29/06	27,306	6,127
Bayview Commercial Asset Trust, FRN, 2.816%, 2036	2/28/06	38,191	7,782
Bayview Commercial Asset Trust, FRN, 3.174%, 2036	5/16/06	25,974	8,530
Bayview Commercial Asset Trust, FRN, 3.927%, 2036	9/11/06	105,943	33,617
Bayview Commercial Asset Trust, FRN, 3.838%, 2036	10/25/06	59,956	19,646
Bayview Commercial Asset Trust, FRN, 4.084%, 2037	1/26/07	63,950	53,385
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040	3/01/06	168,323	109,529
Capital Trust Realty Ltd., CDO, 5.267%, 2035	9/14/10-3/25/11	1,546,811	1,668,914
Chesapeake Funding LLC, “A”, FRN, 0.989%, 2023	5/10/12	2,121,000	2,120,975
Commercial Mortgage Asset Trust, FRN, 0.964%, 2032	4/09/12	27,750	23,674
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	938,896	941,798
Crest Ltd., “A1” CDO, FRN, 0.94%, 2018	1/21/10-8/11/11	730,708	804,981
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	163,229	179,893
Crest Ltd., “B”, CDO, FRN, 1.815%, 2035	1/12/10	160,532	188,880
Experian Finance PLC, 2.375%, 2017	6/26/12	1,617,958	1,622,816
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	765,702	769,930
Falcon Franchise Loan LLC, FRN, 5.43%, 2025	1/29/03	6,100	12,316
First Union National Bank Commercial Mortgage Trust, FRN, 1.819%, 2043	4/09/12	8	408
Ford Motor Credit Co. LLC, 3.984%, 2016	5/14/12-5/15/12	886,152	917,649
GMAC LLC, FRN, 6.02%, 2033	3/20/02	14,038	24,347
KKR Financial CLO Ltd., “A1”, FRN, 0.735%, 2017	4/11/11	543,394	552,526
Kraft Foods Group, Inc., 5%, 2042	5/30/12	1,696,534	1,802,414
Liberty Mutual Group, Inc., 6.5%, 2042	5/01/12	1,625,179	1,648,867
LyondellBasell Industries N.V., 5.75%, 2024	3/26/12	1,790,000	1,915,300
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040	3/10/10	802,502	836,108
NIBC Bank N.V., 2.8%, 2014	11/24/09	1,498,359	1,556,252
Preferred Term Securities XIX Ltd., CDO, FRN, 0.817%, 2035	9/08/05-3/28/11	321,906	253,720
Prudential Securities Secured Financing Corp., FRN, 7.266%, 2013	12/06/04-8/11/11	1,590,385	1,590,288
Smart Trust, “A2B”, FRN, 0.79%, 2014	3/07/12	2,681,000	2,681,257
Total Restricted Securities			$27,464,269
% of Net assets			3.0%

10

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TBA	To Be Announced

TIPS	Treasury Inflation Protected Security

See Notes to Financial Statements

11

MFS Research Bond Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $854,501,366)	$891,240,970
Underlying affiliated funds, at cost and value	63,771,791
Total investments, at value (identified cost, $918,273,157)	$955,012,761
Cash	626,869
Receivables for
Investments sold	533,809
Fund shares sold	1,909,461
Interest	6,530,095
Other assets	3,464
Total assets		$964,616,459
Liabilities
Payables for
Investments purchased	$1,617,959
TBA purchase commitments	42,414,598
Fund shares reacquired	426,496
Payable to affiliates
Investment adviser	38,857
Shareholder servicing costs	762
Distribution and/or service fees	11,119
Payable for independent Trustees’ compensation	6
Accrued expenses and other liabilities	101,458
Total liabilities		$44,611,255
Net assets		$920,005,204
Net assets consist of
Paid-in capital	$834,900,218
Unrealized appreciation (depreciation) on investments	36,739,604
Accumulated net realized gain (loss) on investments	11,005,882
Undistributed net investment income	37,359,500
Net assets		$920,005,204
Shares of beneficial interest outstanding		68,866,641

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$377,412,074	28,027,883	$13.47
Service Class	542,593,130	40,838,758	13.29

See Notes to Financial Statements

12

MFS Research Bond Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Interest	$14,937,986
Dividends from underlying affiliated funds	17,597
Total investment income		$14,955,583
Expenses
Management fee	$2,103,216
Distribution and/or service fees	593,376
Shareholder servicing costs	43,257
Administrative services fee	67,735
Independent Trustees’ compensation	9,671
Custodian fee	43,167
Shareholder communications	35,855
Audit and tax fees	32,180
Legal fees	4,802
Miscellaneous	24,008
Total expenses		$2,957,267
Fees paid indirectly	(124)
Reduction of expenses by investment adviser	(2,129)
Net expenses		$2,955,014
Net investment income		$12,000,569
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)		$8,079,113
Change in unrealized appreciation (depreciation) on investments		$8,132,139
Net realized and unrealized gain (loss) on investments		$16,211,252
Change in net assets from operations		$28,211,821

See Notes to Financial Statements

13

MFS Research Bond Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited	)	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$12,000,569		$22,449,683
Net realized gain (loss) on investments	8,079,113		7,598,826
Net unrealized gain (loss) on investments	8,132,139		13,313,908
Change in net assets from operations	$28,211,821		$43,362,417
Distributions declared to shareholders
From net investment income	$—		$(18,525,349)
From net realized gain on investments	—		(8,107,984)
Total distributions declared to shareholders	$—		$(26,633,333)
Change in net assets from fund share transactions	$118,122,552		$173,999,741
Total change in net assets	$146,334,373		$190,728,825
Net assets
At beginning of period	773,670,831		582,942,006
At end of period (including undistributed net investment income of $37,359,500 and $25,358,931, respectively)	$920,005,204		$773,670,831

See Notes to Financial Statements

14

MFS Research Bond Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$13.01		$12.66	$12.20	$11.00	$11.60	$11.51
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.44	$0.44	$0.51	$0.52	$0.55
Net realized and unrealized gain (loss) on investments	0.26		0.41	0.45	1.20	(0.78)	(0.08)
Total from investment operations	$0.46		$0.85	$0.89	$1.71	$(0.26)	$0.47
Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.39)	$(0.51)	$(0.34)	$(0.38)
From net realized gain on investments	—		(0.15)	(0.04)	—	—	—
Total distributions declared to shareholders	$—		$(0.50)	$(0.43)	$(0.51)	$(0.34)	$(0.38)
Net asset value, end of period (x)	$13.47		$13.01	$12.66	$12.20	$11.00	$11.60
Total return (%) (k)(r)(s)(x)	3.54	(n)	6.75	7.47	16.16	(2.37)	4.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56	(a)	0.57	0.59	0.62	0.74	0.77
Expenses after expense reductions (f)	0.56	(a)	0.57	0.59	0.62	0.64	0.67
Net investment income	2.99	(a)	3.41	3.51	4.38	4.63	4.80
Portfolio turnover	54	(n)	60	66	113	115	74
Net assets at end of period (000 omitted)	$377,412		$367,398	$371,865	$317,851	$184,984	$139,275

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$12.85		$12.53	$12.10	$10.91	$11.51	$11.43
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.40	$0.40	$0.47	$0.49	$0.52
Net realized and unrealized gain (loss) on investments	0.26		0.41	0.45	1.20	(0.78)	(0.08)
Total from investment operations	$0.44		$0.81	$0.85	$1.67	$(0.29)	$0.44
Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.38)	$(0.48)	$(0.31)	$(0.36)
From net realized gain on investments	—		(0.15)	(0.04)	—	—	—
Total distributions declared to shareholders	$—		$(0.49)	$(0.42)	$(0.48)	$(0.31)	$(0.36)
Net asset value, end of period (x)	$13.29		$12.85	$12.53	$12.10	$10.91	$11.51
Total return (%) (k)(r)(s)(x)	3.42	(n)	6.48	7.20	15.91	(2.64)	3.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.82	0.84	0.87	0.99	1.03
Expenses after expense reductions (f)	0.81	(a)	0.82	0.84	0.87	0.89	0.93
Net investment income	2.74	(a)	3.13	3.20	4.07	4.37	4.55
Portfolio turnover	54(n	)	60	66	113	115	74
Net assets at end of period (000 omitted)	$542,593		$406,273	$211,077	$44,776	$14,518	$18,347

See Notes to Financial Statements

15

MFS Research Bond Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

16

MFS Research Bond Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research Bond Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

17

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$221,318,338	$—	$221,318,338
Non-U.S. Sovereign Debt	—	12,617,012	—	12,617,012
Municipal Bonds	—	7,273,109	—	7,273,109
Corporate Bonds	—	278,051,749	—	278,051,749
Residential Mortgage-Backed Securities	—	239,298,598	—	239,298,598
Commercial Mortgage-Backed Securities	—	46,745,472	—	46,745,472
Asset-Backed Securities (including CDOs)	—	23,146,172	—	23,146,172
Foreign Bonds	—	62,790,520	—	62,790,520
Mutual Funds	63,771,791	—	—	63,771,791
Total Investments	$63,771,791	$891,240,970	$—	$955,012,761

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to

18

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$24,586,584
Long-term capital gains	2,046,749
Total distributions	$26,633,333

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$921,507,948
Gross appreciation	36,808,861
Gross depreciation	(3,304,048)
Net unrealized appreciation (depreciation)	$33,504,813

As of 12/31/11
Undistributed ordinary income	27,594,420
Undistributed long-term capital gain	4,038,287
Other temporary differences	(120,559)
Net unrealized appreciation (depreciation)	25,381,017

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/12	Year ended 12/31/11	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$9,511,956	$—	$4,094,590
Service Class	—	9,013,393	—	4,013,394
Total	$—	$18,525,349	$—	$8,107,984

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

19

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.70% of average daily net assets for the Initial Class shares and 0.95% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until April 30, 2013. For the six months ended June 30, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $43,039, which equated to 0.0102% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $218.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0161% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,218 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,129, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$404,462,586	$270,228,096
Investments (non-U.S. Government securities)	$201,808,846	$161,583,296

20

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,511,716	$33,380,103	5,485,570	$70,722,201
Service Class	11,081,116	145,010,494	17,888,039	228,414,619
	13,592,832	$178,390,597	23,373,609	$299,136,820
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,058,875	$13,606,546
Service Class	—	—	1,024,924	13,026,787
	—	$—	2,083,799	$26,633,333
Shares reacquired
Initial Class	(2,720,874)	$(36,003,325)	(7,675,364)	$(98,873,980)
Service Class	(1,849,456)	(24,264,720)	(4,145,419)	(52,896,432)
	(4,570,330)	$(60,268,045)	(11,820,783)	$(151,770,412)
Net change
Initial Class	(209,158)	$(2,623,222)	(1,130,919)	$(14,545,233)
Service Class	9,231,660	120,745,774	14,767,544	188,544,974
	9,022,502	$118,122,552	13,636,625	$173,999,741

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $2,685 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	27,904,931	344,430,534	(308,563,674)	63,771,791

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$17,597	$63,771,791

21

MFS Research Bond Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

22

SEMIANNUAL REPORT

June 30, 2012

MFS® HIGH INCOME SERIES

MFS® Variable Insurance Trust

VHI-SEM

MFS® HIGH INCOME SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS High Income Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS High Income Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy – Independent	8.5%
Medical & Health Technology & Services	6.0%
Broadcasting	5.8%
Utilities – Electric Power	5.2%
Gaming & Lodging	4.3%

Composition including fixed income credit quality (a)(i)
A	0.3%
BBB	5.8%
BB	32.4%
B	43.5%
CCC	14.2%
CC	0.1%
C	0.1%
D	0.1%
Not Rated	0.3%
Non-Fixed Income	1.3%
Cash & Other	1.9%

Portfolio facts (i)
Average Duration (d)	4.1
Average Effective Maturity (m)	7.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

2

MFS High Income Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.80%	$1,000.00	$1,067.55	$4.11
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
Service Class	Actual	1.05%	$1,000.00	$1,066.67	$5.40
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS High Income Series

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 94.7%
Aerospace – 2.0%
BE Aerospace, Inc., 8.5%, 2018		$410,000	$448,400
Bombardier, Inc., 7.5%, 2018 (n)		1,370,000	1,501,863
Bombardier, Inc., 7.75%, 2020 (n)		550,000	611,875
CPI International, Inc., 8%, 2018		1,040,000	937,300
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	386,000	356,592
Huntington Ingalls Industries, Inc., 7.125%, 2021		$1,090,000	1,139,050
Kratos Defense & Security Solutions, Inc., 10%, 2017		1,040,000	1,120,600

			$6,115,680

Apparel Manufacturers – 0.9%
Hanesbrands, Inc., 8%, 2016		$230,000	$253,288
Hanesbrands, Inc., 6.375%, 2020		535,000	563,088
Jones Group, Inc., 6.875%, 2019		610,000	585,600
Levi Strauss & Co., 6.875%, 2022 (n)		165,000	169,331
Phillips-Van Heusen Corp., 7.375%, 2020		1,065,000	1,179,488

			$2,750,795

Asset-Backed & Securitized – 0.5%
Arbor Realty Mortgage Securities, CDO, FRN, 2.765%, 2038 (z)		$568,229	$142,057
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049		985,952	254,434
Crest Ltd., CDO, 7%, 2040 (a)(p)		972,241	48,612
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)		1,164,584	11,646
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.765%, 2050 (z)		521,248	10,425
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		726,303	392,360
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		572,913	547,132
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.251%, 2051		750,000	171,789

			$1,578,455

Automotive – 3.4%
Accuride Corp., 9.5%, 2018		$1,515,000	$1,560,450
Allison Transmission, Inc., 7.125%, 2019 (n)		900,000	938,250
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021		345,000	354,488
Ford Motor Co., 7.45%, 2031		320,000	400,800
Ford Motor Credit Co. LLC, 12%, 2015		1,926,000	2,393,055
Ford Motor Credit Co. LLC, 8.125%, 2020		395,000	482,460
General Motors Financial Co., Inc., 6.75%, 2018		905,000	989,278
Goodyear Tire & Rubber Co., 7%, 2022		425,000	424,469
IDQ Holdings, Inc., 11.5%, 2017 (z)		360,000	374,400
Jaguar Land Rover PLC, 7.75%, 2018 (n)		200,000	206,000
Jaguar Land Rover PLC, 8.125%, 2021 (n)		1,640,000	1,693,300

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Lear Corp., 8.125%, 2020	$625,000	$700,000

		$10,516,950

Basic Industry – 0.3%
Trimas Corp., 9.75%, 2017	$840,000	$924,000

Broadcasting – 5.4%
Allbritton Communications Co., 8%, 2018	$490,000	$512,050
AMC Networks, Inc., 7.75%, 2021 (n)	631,000	695,678
Clear Channel Communications, Inc., 9%, 2021	763,000	663,810
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (n)	535,000	522,963
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (n)	50,000	47,875
Hughes Network Systems LLC, 7.625%, 2021	645,000	701,438
Inmarsat Finance PLC, 7.375%, 2017 (n)	860,000	918,050
Intelsat Bermuda Ltd., 11.25%, 2017	1,735,000	1,787,050
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	1,360,000	1,404,200
Intelsat Jackson Holdings Ltd., 11.25%, 2016	481,000	503,848
LBI Media, Inc., 8.5%, 2017 (z)	645,000	133,838
Liberty Media Corp., 8.5%, 2029	1,215,000	1,251,450
Liberty Media Corp., 8.25%, 2030	160,000	164,400
Local TV Finance LLC, 9.25%, 2015 (p)(z)	772,946	779,709
Newport Television LLC, 13%, 2017 (n)(p)	542,770	561,767
Nexstar Broadcasting Group, Inc., 8.875%, 2017	430,000	454,188
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	585,000	646,425
Sinclair Broadcast Group, Inc., 8.375%, 2018	175,000	190,750
SIRIUS XM Radio, Inc., 13%, 2013 (n)	300,000	334,500
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	595,000	669,375
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	835,000	897,625
Townsquare Radio LLC, 9%, 2019 (z)	410,000	428,450
Univision Communications, Inc., 6.875%, 2019 (n)	595,000	612,850
Univision Communications, Inc., 7.875%, 2020 (n)	820,000	877,400
Univision Communications, Inc., 8.5%, 2021 (n)	675,000	680,063

		$16,439,752

Brokerage & Asset Managers – 0.5%
E*TRADE Financial Corp., 12.5%, 2017	$1,400,000	$1,604,750

Building – 2.0%
Building Materials Holding Corp., 6.875%, 2018 (n)	$815,000	$865,938
Building Materials Holding Corp., 7%, 2020 (n)	480,000	517,200

4

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Building – continued
Building Materials Holding Corp., 6.75%, 2021 (n)		$445,000	$476,150
CEMEX S.A., 9.25%, 2020		1,110,000	933,788
HD Supply, Inc., 8.125%, 2019 (n)		325,000	351,000
Masonite International Corp., 8.25%, 2021 (n)		960,000	988,800
Nortek, Inc., 8.5%, 2021		1,300,000	1,270,750
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (z)		320,000	334,400
USG Corp., 7.875%, 2020 (n)		490,000	507,150

			$6,245,176

Business Services – 1.5%
Ceridian Corp., 12.25%, 2015 (p)		$620,000	$601,400
Ceridian Corp., 8.875%, 2019 (z)		200,000	206,500
Fidelity National Information Services, Inc., 7.625%, 2017		425,000	468,563
Fidelity National Information Services, Inc., 5%, 2022 (n)		415,000	422,263
iGate Corp., 9%, 2016		1,072,000	1,147,040
Iron Mountain, Inc., 8.375%, 2021		1,170,000	1,269,450
SunGard Data Systems, Inc., 10.25%, 2015		139,000	142,823
SunGard Data Systems, Inc., 7.375%, 2018		315,000	337,838

			$4,595,877

Cable TV – 3.8%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$270,000	$282,150
CCH II LLC, 13.5%, 2016		620,000	691,300
CCO Holdings LLC, 7.875%, 2018		1,135,000	1,234,313
CCO Holdings LLC, 8.125%, 2020		1,640,000	1,828,600
Cequel Communications Holdings, 8.625%, 2017 (n)		585,000	630,338
DISH DBS Corp., 6.75%, 2021		530,000	572,400
EchoStar Corp., 7.125%, 2016		825,000	905,438
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	270,000	339,122
UPC Holding B.V., 9.875%, 2018 (n)		$685,000	750,075
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,472,000	1,494,080
Videotron Ltee, 5%, 2022 (n)		530,000	537,950
Virgin Media Finance PLC, 9.5%, 2016		170,000	189,550
Virgin Media Finance PLC, 8.375%, 2019		120,000	134,850
Virgin Media Finance PLC, 5.25%, 2022		1,020,000	1,042,950
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	700,000	961,147

			$11,594,263

Chemicals – 3.0%
Celanese U.S. Holdings LLC, 6.625%, 2018		$835,000	$908,063
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,025,000	1,045,500
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		270,000	232,875

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – continued
Huntsman International LLC, 8.625%, 2021	$730,000	$823,075
INEOS Finance PLC, 8.375%, 2019 (n)	660,000	683,100
INEOS Group Holdings PLC, 8.5%, 2016 (n)	880,000	807,400
LyondellBasell Industries N.V., 5%, 2019 (n)	455,000	477,181
LyondellBasell Industries N.V., 6%, 2021 (n)	805,000	883,488
Momentive Performance Materials, Inc., 12.5%, 2014	1,505,000	1,568,963
Momentive Performance Materials, Inc., 11.5%, 2016	907,000	675,715
Polypore International, Inc., 7.5%, 2017	975,000	1,034,719

		$9,140,079

Computer Software – 1.1%
Lawson Software, Inc., 11.5%, 2018 (n)	$1,100,000	$1,243,000
Lawson Software, Inc., 9.375%, 2019 (n)	280,000	298,900
Syniverse Holdings, Inc., 9.125%, 2019	1,075,000	1,166,375
TransUnion Holding Co., Inc., 9.625%, 2018 (n)(p)	410,000	442,800
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	195,000	229,369

		$3,380,444

Computer Software – Systems – 1.0%
Audatex North America, Inc., 6.75%, 2018 (n)	$645,000	$678,863
CDW LLC/CDW Finance Corp., 12.535%, 2017	465,000	504,525
CDW LLC/CDW Finance Corp., 8.5%, 2019	1,295,000	1,379,175
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	560,000	616,000

		$3,178,563

Conglomerates – 1.5%
Amsted Industries, Inc., 8.125%, 2018 (n)	$1,710,000	$1,808,325
Dynacast International LLC, 9.25%, 2019 (z)	745,000	772,938
Griffon Corp., 7.125%, 2018	1,280,000	1,299,200
Tomkins LLC/Tomkins, Inc., 9%, 2018	577,000	641,913

		$4,522,376

Consumer Products – 1.1%
ACCO Brands Corp., 6.75%, 2020	$165,000	$174,075
Easton-Bell Sports, Inc., 9.75%, 2016	890,000	975,663
Elizabeth Arden, Inc., 7.375%, 2021	910,000	998,725
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (z)	85,000	88,613
Jarden Corp., 7.5%, 2020	770,000	841,225
Libbey Glass, Inc., 6.875%, 2020 (z)	320,000	328,800
Prestige Brands, Inc., 8.125%, 2020 (z)	95,000	104,263

		$3,511,364

Consumer Services – 0.6%
Service Corp. International, 6.75%, 2015	$565,000	$613,025
Service Corp. International, 7%, 2017	1,015,000	1,129,188

		$1,742,213

5

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Containers – 1.9%
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	$690,000	$724,500
Ball Corp., 5%, 2022	521,000	541,840
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020 (z)	225,000	231,750
Exopack Holding Corp., 10%, 2018	545,000	546,363
Greif, Inc., 6.75%, 2017	1,070,000	1,160,950
Reynolds Group, 7.75%, 2016 (n)	470,000	494,675
Reynolds Group, 7.125%, 2019 (n)	695,000	728,013
Reynolds Group, 9.875%, 2019 (n)	330,000	342,375
Reynolds Group, 8.5%, 2021 (n)	615,000	584,250
Sealed Air Corp., 8.125%, 2019 (n)	165,000	183,975
Sealed Air Corp., 8.375%, 2021 (n)	165,000	186,450

		$5,725,141

Defense Electronics – 0.7%
Ducommun, Inc., 9.75%, 2018	$845,000	$889,363
ManTech International Corp., 7.25%, 2018	720,000	756,000
MOOG, Inc., 7.25%, 2018	540,000	572,400

		$2,217,763

Electrical Equipment – 0.2%
Avaya, Inc., 9.75%, 2015	$615,000	$508,913
Avaya, Inc., 7%, 2019 (z)	250,000	231,875

		$740,788

Electronics – 0.9%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$1,170,000	$1,251,900
Nokia Corp., 5.375%, 2019	335,000	263,813
NXP B.V., 9.75%, 2018 (n)	108,000	123,120
Sensata Technologies B.V., 6.5%, 2019 (n)	960,000	991,200

		$2,630,033

Energy – Independent – 8.4%
ATP Oil & Gas Corp., 11.875%, 2015	$400,000	$186,000
BreitBurn Energy Partners LP, 8.625%, 2020	445,000	470,588
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	515,000	515,000
Carrizo Oil & Gas, Inc., 8.625%, 2018	385,000	402,325
Chaparral Energy, Inc., 7.625%, 2022 (n)	505,000	515,100
Chesapeake Energy Corp., 6.875%, 2020	525,000	517,125
Concho Resources, Inc., 8.625%, 2017	625,000	689,063
Concho Resources, Inc., 6.5%, 2022	770,000	800,800
Continental Resources, Inc., 8.25%, 2019	925,000	1,033,688
Denbury Resources, Inc., 8.25%, 2020	1,270,000	1,390,650
Energy XXI Gulf Coast, Inc., 9.25%, 2017	1,425,000	1,524,750
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	1,990,000	2,062,138
EXCO Resources, Inc., 7.5%, 2018	1,305,000	1,128,825
Harvest Operations Corp., 6.875%, 2017 (n)	1,245,000	1,322,813
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	350,000	377,125
Laredo Petroleum, Inc., 9.5%, 2019	615,000	685,725
LINN Energy LLC, 6.5%, 2019 (n)	445,000	440,550

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
LINN Energy LLC, 8.625%, 2020	$535,000	$576,463
LINN Energy LLC, 7.75%, 2021	546,000	570,570
Newfield Exploration Co., 6.625%, 2016	855,000	876,375
Newfield Exploration Co., 6.875%, 2020	1,150,000	1,224,750
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	1,659,000	1,476,510
Pioneer Natural Resources Co., 7.5%, 2020	605,000	748,562
Plains Exploration & Production Co., 8.625%, 2019	675,000	745,031
QEP Resources, Inc., 6.875%, 2021	1,265,000	1,404,150
Range Resources Corp., 8%, 2019	1,045,000	1,141,663
SandRidge Energy, Inc., 8%, 2018 (n)	1,595,000	1,614,938
SM Energy Co., 6.5%, 2021	890,000	905,575
Whiting Petroleum Corp., 6.5%, 2018	245,000	260,925

		$25,607,777

Energy – Integrated – 0.1%
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	$405,000	$439,425

Engineering – Construction – 0.3%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$800,000	$794,000

Entertainment – 1.1%
AMC Entertainment, Inc., 8.75%, 2019	$440,000	$471,900
AMC Entertainment, Inc., 9.75%, 2020	725,000	783,000
Cedar Fair LP, 9.125%, 2018	595,000	660,450
Cinemark USA, Inc., 8.625%, 2019	760,000	841,700
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	450,000	497,250

		$3,254,300

Financial Institutions – 4.6%
Ally Financial, Inc., 5.5%, 2017	$1,295,000	$1,315,385
CIT Group, Inc., 5.25%, 2014 (n)	795,000	822,825
CIT Group, Inc., 7%, 2017 (z)	380,072	380,784
CIT Group, Inc., 5.25%, 2018	680,000	702,100
CIT Group, Inc., 6.625%, 2018 (n)	1,189,000	1,281,148
CIT Group, Inc., 5.5%, 2019 (n)	1,086,000	1,115,865
Credit Acceptance Corp., 9.125%, 2017	815,000	884,275
GMAC, Inc., 8%, 2031	175,000	205,188
Icahn Enterprises LP, 8%, 2018	926,000	983,875
International Lease Finance Corp., 4.875%, 2015	415,000	417,054
International Lease Finance Corp., 8.625%, 2015	420,000	464,100
International Lease Finance Corp., 7.125%, 2018 (n)	928,000	1,023,120
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	1,325,000	1,431,000
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	350,000	370,125
PHH Corp., 9.25%, 2016	865,000	919,063
SLM Corp., 8.45%, 2018	295,000	330,400
SLM Corp., 8%, 2020	1,220,000	1,335,900

6

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Financial Institutions – continued
SLM Corp., 7.25%, 2022		$210,000	$222,075

			$14,204,282

Food & Beverages – 1.6%
ARAMARK Corp., 8.5%, 2015		$355,000	$363,435
B&G Foods, Inc., 7.625%, 2018		1,365,000	1,467,375
Constellation Brands, Inc., 7.25%, 2016		240,000	271,800
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		520,000	505,700
Pinnacle Foods Finance LLC, 9.25%, 2015		1,195,000	1,227,863
Pinnacle Foods Finance LLC, 8.25%, 2017		275,000	290,813
TreeHouse Foods, Inc., 7.75%, 2018		850,000	921,188

			$5,048,174

Forest & Paper Products – 1.6%
Boise, Inc., 8%, 2020		$665,000	$734,825
Cascades, Inc., 7.75%, 2017		695,000	700,213
Georgia-Pacific Corp., 8%, 2024		590,000	788,062
Graphic Packaging Holding Co., 7.875%, 2018		415,000	456,500
Millar Western Forest Products Ltd., 8.5%, 2021		200,000	153,000
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	715,000	970,432
Tembec Industries, Inc., 11.25%, 2018		$480,000	478,800
Xerium Technologies, Inc., 8.875%, 2018		735,000	578,813

			$4,860,645

Gaming & Lodging – 4.2%
Boyd Gaming Corp., 7.125%, 2016		$620,000	$598,300
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		250,000	251,875
Choice Hotels International, Inc., 5.75%, 2022		150,000	156,837
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		1,190,000	744
GWR Operating Partnership LLP, 10.875%, 2017		470,000	526,400
Harrah’s Operating Co., Inc., 11.25%, 2017		1,945,000	2,122,481
Harrah’s Operating Co., Inc., 10%, 2018		461,000	305,413
Host Hotels & Resorts, Inc., 5.25%, 2022 (z)		495,000	507,375
MGM Mirage, 10.375%, 2014		670,000	755,425
MGM Mirage, 6.625%, 2015		360,000	370,800
MGM Mirage, 7.5%, 2016		180,000	186,300
MGM Resorts International, 11.375%, 2018		1,100,000	1,295,250
MGM Resorts International, 9%, 2020		520,000	577,200
Penn National Gaming, Inc., 8.75%, 2019		1,450,000	1,605,875
Pinnacle Entertainment, Inc., 8.75%, 2020		700,000	766,500
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (z)		160,000	166,200
Seven Seas Cruises S. de R.L., 9.125%, 2019		1,180,000	1,218,350

Issuer	Shares/Par	Value ($)

BONDS – continued
Gaming & Lodging – continued
Wyndham Worldwide Corp., 7.375%, 2020	$535,000	$635,926
Wynn Las Vegas LLC, 7.75%, 2020	820,000	908,150

		$12,955,401

Industrial – 1.6%
Altra Holdings, Inc., 8.125%, 2016	$710,000	$762,363
Dematic S.A., 8.75%, 2016 (z)	1,450,000	1,518,875
Hillman Group, Inc., 10.875%, 2018	565,000	597,488
Hyva Global B.V., 8.625%, 2016 (n)	695,000	590,750
Mueller Water Products, Inc., 8.75%, 2020	779,000	864,690
Rexel S.A., 6.125%, 2019 (n)	545,000	549,088

		$4,883,254

Insurance – 1.4%
American International Group, Inc., 8.25%, 2018	$890,000	$1,074,396
American International Group, Inc., 8.175% to 2038, FRN to 2068	2,420,000	2,625,700
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	500,000	612,500

		$4,312,596

Insurance – Health – 0.2%
AMERIGROUP Corp., 7.5%, 2019	$555,000	$596,625

Insurance – Property & Casualty – 0.9%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$1,075,000	$1,462,000
XL Group PLC, 6.5% to 2017, FRN to 2049	1,415,000	1,149,688

		$2,611,688

Machinery & Tools – 1.7%
Ashtead Capital, Inc., 6.5%, 2022 (z)	$235,000	$235,000
Case Corp., 7.25%, 2016	545,000	599,500
Case New Holland, Inc., 7.875%, 2017	1,390,000	1,605,450
CNH Capital LLC, 6.25%, 2016 (n)	255,000	272,850
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (z)	625,000	640,625
RSC Equipment Rental, Inc., 8.25%, 2021	930,000	990,450
UR Financing Escrow Corp., 5.75%, 2018 (n)	455,000	473,200
UR Financing Escrow Corp., 7.625%, 2022 (n)	454,000	475,565

		$5,292,640

Major Banks – 0.9%
Bank of America Corp., 5.65%, 2018	$930,000	$994,442
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	530,000	408,100
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	1,580,000	1,264,000

		$2,666,542

Medical & Health Technology & Services – 5.9%
Biomet, Inc., 10%, 2017	$835,000	$891,884
Biomet, Inc., 10.375%, 2017 (p)	375,000	400,781
Biomet, Inc., 11.625%, 2017	605,000	652,644
Davita, Inc., 6.375%, 2018	1,550,000	1,600,375

7

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
Davita, Inc., 6.625%, 2020	$950,000	$990,375
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	865,000	993,669
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	735,000	766,238
HCA, Inc., 8.5%, 2019	2,765,000	3,096,800
HCA, Inc., 7.5%, 2022	620,000	675,800
HCA, Inc., 5.875%, 2022	435,000	454,575
HealthSouth Corp., 8.125%, 2020	1,385,000	1,513,113
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	670,000	663,300
Physio-Control International, Inc., 9.875%, 2019 (z)	595,000	633,675
Select Medical Corp., 7.625%, 2015	320,000	320,400
Teleflex, Inc., 6.875%, 2019	545,000	579,063
Tenet Healthcare Corp., 9.25%, 2015	575,000	639,688
Truven Health Analytics, Inc., 10.625%, 2020 (z)	410,000	426,400
Universal Health Services, Inc., 7%, 2018	715,000	768,625
Universal Hospital Services, Inc., 8.5%, 2015 (p)	980,000	998,988
Universal Hospital Services, Inc., FRN, 4.111%, 2015	310,000	294,500
Vanguard Health Systems, Inc., 0%, 2016	4,000	2,660
Vanguard Health Systems, Inc., 8%, 2018	535,000	547,038

		$17,910,591

Metals & Mining – 1.7%
Arch Coal, Inc., 7.25%, 2020	$570,000	$481,650
Cloud Peak Energy, Inc., 8.25%, 2017	1,505,000	1,557,675
Cloud Peak Energy, Inc., 8.5%, 2019	755,000	783,313
Consol Energy, Inc., 8%, 2017	595,000	617,313
Consol Energy, Inc., 8.25%, 2020	130,000	136,500
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	835,000	885,100
Peabody Energy Corp., 6%, 2018 (n)	420,000	417,900
Peabody Energy Corp., 6.25%, 2021 (n)	420,000	415,800

		$5,295,251

Natural Gas – Distribution – 0.4%
AmeriGas Finance LLC, 6.75%, 2020	$715,000	$729,300
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	540,000	492,750

		$1,222,050

Natural Gas – Pipeline – 2.7%
Atlas Pipeline Partners LP, 8.75%, 2018	$1,165,000	$1,243,638
Crosstex Energy, Inc., 8.875%, 2018	1,435,000	1,515,719
El Paso Corp., 7%, 2017	985,000	1,117,341
El Paso Corp., 7.75%, 2032	1,415,000	1,590,955
Energy Transfer Equity LP, 7.5%, 2020	1,150,000	1,262,125
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	750,000	812,813
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	391,000	418,370

Issuer	Shares/Par		Value ($)

BONDS – continued
Natural Gas – Pipeline – continued
Rockies Express Pipeline LLC, 5.625%, 2020 (n)		$461,000	$419,510

			$8,380,471

Network & Telecom – 1.6%
Cincinnati Bell, Inc., 8.25%, 2017		$315,000	$327,600
Citizens Communications Co., 9%, 2031		650,000	620,750
Eileme 2 AB, 11.625%, 2020 (n)		686,000	704,865
Frontier Communications Corp., 8.125%, 2018		190,000	201,875
Qwest Communications International, Inc., 7.125%, 2018 (n)		695,000	733,225
Telefonica S.A., 5.877%, 2019		230,000	205,720
Windstream Corp., 8.125%, 2018		215,000	231,125
Windstream Corp., 7.75%, 2020		1,420,000	1,505,200
Windstream Corp., 7.75%, 2021		440,000	466,400

			$4,996,760

Oil Services – 1.2%
Chesapeake Energy Corp., 6.625%, 2019 (n)		$325,000	$292,500
Dresser-Rand Group, Inc., 6.5%, 2021		415,000	430,563
Edgen Murray Corp., 12.25%, 2015		645,000	641,775
Pioneer Energy Services Corp., 9.875%, 2018		1,375,000	1,443,750
Pioneer Energy Services Corp., 9.875%, 2018 (n)		80,000	84,000
Unit Corp., 6.625%, 2021		640,000	636,800

			$3,529,388

Other Banks & Diversified Financials – 1.7%
Capital One Financial Corp., 10.25%, 2039		$1,605,000	$1,637,100
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		710,000	714,672
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		900,000	814,500
Santander UK PLC, 8.963% to 2030, FRN to 2049		1,965,000	1,886,400

			$5,052,672

Pharmaceuticals – 0.7%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	385,000	$521,322
Endo Health Solutions, Inc., 7%, 2019		610,000	663,375
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)		345,000	360,525
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		670,000	676,700

			$2,221,922

Pollution Control – 0.2%
Heckmann Corp., 9.875%, 2018 (z)		$580,000	$551,000

Printing & Publishing – 0.5%
American Media, Inc., 13.5%, 2018 (z)		$94,618	$88,941
Nielsen Finance LLC, 11.5%, 2016		501,000	569,888
Nielsen Finance LLC, 7.75%, 2018		885,000	980,138

			$1,638,967

8

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Railroad & Shipping – 0.2%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$455,000	$500,500

Real Estate – 1.1%
CB Richard Ellis Group, Inc., 11.625%, 2017	$335,000	$380,225
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	465,000	427,800
Entertainment Properties Trust, REIT, 7.75%, 2020	1,015,000	1,115,981
Kennedy Wilson, Inc., 8.75%, 2019	390,000	401,700
MPT Operating Partnership LP, REIT, 6.875%, 2021	780,000	813,150
MPT Operating Partnership LP, REIT, 6.375%, 2022	275,000	275,688

		$3,414,544

Retailers – 2.5%
Academy Ltd., 9.25%, 2019 (n)	$665,000	$721,525
Burlington Coat Factory Warehouse Corp., 10%, 2019	915,000	969,900
J. Crew Group, Inc., 8.125%, 2019	750,000	774,375
Limited Brands, Inc., 6.9%, 2017	760,000	843,600
Limited Brands, Inc., 7%, 2020	300,000	333,000
Limited Brands, Inc., 6.95%, 2033	415,000	402,550
QVC, Inc., 7.375%, 2020 (n)	705,000	780,788
Rite Aid Corp., 9.25%, 2020 (z)	430,000	430,000
Sally Beauty Holdings, Inc., 6.875%, 2019	420,000	456,750
Toys “R” Us Property Co. II LLC, 8.5%, 2017	355,000	369,644
Toys “R” Us, Inc., 10.75%, 2017	1,060,000	1,158,050
Yankee Acquisition Corp., 8.5%, 2015	6,000	6,120
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	445,000	452,788

		$7,699,090

Specialty Chemicals – 0.1%
Koppers, Inc., 7.875%, 2019	$355,000	$382,513

Specialty Stores – 0.4%
Gymboree Corp., 9.125%, 2018	$155,000	$143,763
Michaels Stores, Inc., 11.375%, 2016	440,000	467,504
Michaels Stores, Inc., 7.75%, 2018	510,000	538,050

		$1,149,317

Telecommunications – Wireless – 3.8%
Clearwire Corp., 12%, 2015 (n)	$605,000	$550,550
Cricket Communications, Inc., 7.75%, 2016	275,000	291,844
Cricket Communications, Inc., 7.75%, 2020	1,165,000	1,112,575
Crown Castle International Corp., 9%, 2015	915,000	998,494
Crown Castle International Corp., 7.125%, 2019	1,315,000	1,410,338
Digicel Group Ltd., 12%, 2014 (n)	200,000	222,000
Digicel Group Ltd., 8.25%, 2017 (n)	655,000	666,463
Digicel Group Ltd., 10.5%, 2018 (n)	930,000	971,850
MetroPCS Wireless, Inc., 7.875%, 2018	465,000	482,438
Sprint Capital Corp., 6.875%, 2028	735,000	591,675
Sprint Nextel Corp., 6%, 2016	1,050,000	1,005,375
Sprint Nextel Corp., 8.375%, 2017	825,000	845,625

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – continued
Sprint Nextel Corp., 9%, 2018 (n)	$440,000	$491,700
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,570,000	1,267,775
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	650,000	568,750

		$11,477,452

Telephone Services – 0.7%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$470,000	$501,725
Level 3 Financing, Inc., 9.375%, 2019	815,000	880,200
Level 3 Financing, Inc., 8.625%, 2020	415,000	435,750
Sable International Finance Ltd., 8.75%, 2020 (n)	200,000	214,000

		$2,031,675

Transportation – 0.2%
Navios South American Logistics, Inc., 9.25%, 2019	$779,000	$716,680

Transportation – Services – 3.2%
ACL I Corp., 10.625%, 2016 (p)	$1,033,986	$988,246
Aguila American Resources Ltd., 7.875%, 2018 (n)	890,000	916,700
Avis Budget Car Rental LLC, 8.25%, 2019 (n)	205,000	219,863
Avis Budget Car Rental LLC, 8.25%, 2019	420,000	450,450
Avis Budget Car Rental LLC, 9.75%, 2020	365,000	405,606
CEVA Group PLC, 8.375%, 2017 (n)	1,185,000	1,149,450
Commercial Barge Line Co., 12.5%, 2017	1,890,000	2,135,700
Navios Maritime Acquisition Corp., 8.625%, 2017	1,065,000	990,450
Navios Maritime Holdings, Inc., 8.875%, 2017 (z)	270,000	270,653
Navios Maritime Holdings, Inc., 8.875%, 2017	650,000	654,875
Swift Services Holdings, Inc., 10%, 2018	1,370,000	1,486,450

		$9,668,443

Utilities – Electric Power – 5.0%
AES Corp., 8%, 2017	$890,000	$1,012,375
Atlantic Power Corp., 9%, 2018 (z)	565,000	577,713
Calpine Corp., 8%, 2016 (n)	805,000	869,400
Calpine Corp., 7.875%, 2020 (n)	1,210,000	1,334,025
Covanta Holding Corp., 7.25%, 2020	1,165,000	1,262,176
Covanta Holding Corp., 6.375%, 2022	275,000	290,673
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	670,000	743,700
Edison Mission Energy, 7%, 2017	795,000	445,200
EDP Finance B.V., 6%, 2018 (n)	1,660,000	1,444,066
Energy Future Holdings Corp., 10%, 2020	1,140,000	1,216,950
Energy Future Holdings Corp., 10%, 2020	1,810,000	1,968,375
Energy Future Holdings Corp., 11.75%, 2022 (n)	600,000	613,500
GenOn Energy, Inc., 9.5%, 2018	65,000	64,269
GenOn Energy, Inc., 9.875%, 2020	1,445,000	1,408,875
NRG Energy, Inc., 7.375%, 2017	590,000	613,600

9

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
NRG Energy, Inc., 8.25%, 2020	$960,000	$993,600
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	470,000	320,775

		$15,179,272

Total Bonds (Identified Cost, $288,481,335)		$289,700,369

FLOATING RATE LOANS (g)(r) – 0.2%
Financial Institutions – 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$452,233	$425,018

Utilities – Electric Power – 0.1%
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 2016	$120,675	$123,088
Dynegy Power LLC, Term Loan, 9.25%, 2016	181,012	185,940

		$309,028

Total Floating Rate Loans (Identified Cost, $746,563)		$734,046

COMMON STOCKS – 0.2%
Automotive – 0.1%
Accuride Corp. (a)	24,851	$149,106

Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (a)	115	$333,500

Printing & Publishing – 0.0%
American Media Operations, Inc. (a)	24,246	$134,565

Total Common Stocks (Identified Cost, $957,811)		$617,171

CONVERTIBLE PREFERRED STOCKS – 0.2%
Automotive – 0.2%
General Motors Co., 4.75% (Identified Cost, $791,000)	15,820	$525,224

Issuer	Shares/Par	Value ($)

PREFERRED STOCKS – 0.4%
Other Banks & Diversified Financials – 0.4%
Ally Financial, Inc., 7% (z)	511	$455,253
GMAC Capital Trust I, 8.125%	28,350	681,818

Total Preferred Stocks (Identified Cost, $1,193,270)		$1,137,071

	Strike Price	First Exercise

WARRANTS – 0.2%
Broadcasting – 0.2%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $399,986) (a)	$0.01	7/14/10	209	$606,100

CONVERTIBLE BONDS – 0.3%
Network & Telecom – 0.3%
Nortel Networks Corp., 2.125%, 2014 (Identified Cost, $947,481) (a)(d)	$960,000	$950,400

MONEY MARKET FUNDS – 1.9%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	5,674,903	$5,674,903

Total Investments (Identified Cost, $299,192,349)		$299,945,284

OTHER ASSETS, LESS LIABILITIES – 1.9%		5,787,825

Net Assets – 100.0%		$305,733,109

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $79,251,935, representing 25.9% of net assets.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

10

MFS High Income Series

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock),	4/13/11-4/14/11	$479,063	$455,253
American Media, Inc., 13.5%, 2018	12/22/10	95,929	88,941
Arbor Realty Mortgage Securities, CDO, FRN, 2.765%, 2038	12/20/05	568,229	142,057
Ashtead Capital, Inc., 6.5%, 2022	6/29/12	235,000	235,000
Atlantic Power Corp., 9%, 2018	10/26/11-3/02/12	561,866	577,713
Avaya, Inc., 7%, 2019	5/24/12	228,955	231,875
CIT Group, Inc., 7%, 2017	6/26/12	381,496	380,784
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	1,107,321	11,646
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.765%, 2050	4/12/06	521,470	10,425
Ceridian Corp., 8.875%, 2019	6/28/12	200,000	206,500
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020	6/28/12	225,000	231,750
Dematic S.A., 8.75%, 2016	4/19/11-1/24/12	1,461,044	1,518,875
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	752,721	772,938
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020	4/12/12	85,000	88,613
G-Force LLC, CDO, “A2”, 4.83%, 2036	2/14/11	557,798	547,132
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-5/10/11	547,583	356,592
Heckmann Corp., 9.875%, 2018	4/4/12	576,855	551,000
Host Hotels & Resorts, Inc., 5.25%, 2022	6/26/12-6/27/12	510,753	507,375
IDQ Holdings, Inc., 11.5%, 2017	3/20/12	353,086	374,400
LBI Media, Inc., 8.5%, 2017	7/18/07	638,481	133,838
Libbey Glass, Inc., 6.875%, 2020	5/11/12	320,000	328,800
Local TV Finance LLC, 9.25%, 2015	12/10/07-2/16/11	765,781	779,709
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017	4/05/12-6/15/12	620,501	640,625
Navios Maritime Holdings, Inc., 8.875%, 2017	6/27/12	270,000	270,653
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	604,342	633,675
Prestige Brands, Inc., 8.125%, 2020	1/24/12	95,000	104,263
Rite Aid Corp., 9.25%, 2020	5/03/12-5/21/12	426,140	430,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019	5/30/12	160,000	166,200
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020	5/24/12	320,000	334,400
Townsquare Radio LLC, 9%, 2019	3/30/12	406,004	428,450
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12-6/15/12	416,074	426,400
Total Restricted Securities			$11,965,882
% of Net Assets			3.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

11

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/12

Forward Foreign Currency Exchange Contracts at 6/30/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	JPMORGAN CHASE BANK N.A	2,608,980	7/13/12	$3,411,189	$3,301,923	$109,266

See Notes to Financial Statements

12

MFS High Income Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $293,517,446)	$294,270,381
Underlying affiliated funds, at cost and value	5,674,903
Total investments, at value (identified cost, $299,192,349)	$299,945,284
Receivables for
Forward foreign currency exchange contracts	109,266
Investments sold	2,175,158
Fund shares sold	312,252
Interest	5,811,137
Other assets	1,583
Total assets		$308,354,680
Liabilities
Payable to custodian	$2,281
Payables for
Investments purchased	2,230,520
Fund shares reacquired	282,193
Payable to affiliates
Investment adviser	17,902
Shareholder servicing costs	297
Distribution and/or service fees	135
Payable for independent Trustees’ compensation	42
Accrued expenses and other liabilities	88,201
Total liabilities		$2,621,571
Net assets		$305,733,109
Net assets consist of
Paid-in capital	$297,572,235
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	861,839
Accumulated net realized gain (loss) on investments and foreign currency	(28,682,927)
Undistributed net investment income	35,981,962
Net assets		$305,733,109
Shares of beneficial interest outstanding		34,546,752

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$299,133,883	33,796,616	$8.85
Service Class	6,599,226	750,136	8.80

See Notes to Financial Statements

13

MFS High Income Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Interest	$12,397,346
Dividends	139,902
Dividends from underlying affiliated funds	4,796
Total investment income		$12,542,044
Expenses
Management fee	$1,136,248
Distribution and/or service fees	8,386
Shareholder servicing costs	16,851
Administrative services fee	29,267
Independent Trustees’ compensation	5,418
Custodian fee	21,552
Shareholder communications	28,168
Audit and tax fees	34,310
Legal fees	2,990
Miscellaneous	18,736
Total expenses		$1,301,926
Fees paid indirectly	(141)
Reduction of expenses by investment adviser	(840)
Net expenses		$1,300,945
Net investment income		$11,241,099
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$400,866
Foreign currency	104,048
Net realized gain (loss) on investments and foreign currency		$504,914
Change in unrealized appreciation (depreciation)
Investments	$9,299,471
Translation of assets and liabilities in foreign currencies	(24,386)
Net unrealized gain (loss) on investments and foreign currency translation		$9,275,085
Net realized and unrealized gain (loss) on investments and foreign currency		$9,779,999
Change in net assets from operations		$21,021,098

See Notes to Financial Statements

14

MFS High Income Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$11,241,099	$23,913,403
Net realized gain (loss) on investments and foreign currency	504,914	4,671,000
Net unrealized gain (loss) on investments and foreign currency translation	9,275,085	(14,447,125)
Change in net assets from operations	$21,021,098	$14,137,278
Distributions declared to shareholders
From net investment income	$—	$(28,856,819)
Change in net assets from fund share transactions	$(35,697,069)	$(44,715,689)
Total change in net assets	$(14,675,971)	$(59,435,230)
Net assets
At beginning of period	320,409,080	379,844,310
At end of period (including undistributed net investment income of $35,981,962 and $24,740,863, respectively)	$305,733,109	$320,409,080

See Notes to Financial Statements

15

MFS High Income Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$8.29		$8.78	$8.25	$6.25	$9.52	$10.04
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.61	$0.63	$0.63	$0.71	$0.71
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		(0.28)	0.53	1.98	(3.18)	(0.52)
Total from investment operations	$0.56		$0.33	$1.16	$2.61	$(2.47)	$0.19
Less distributions declared to shareholders
From net investment income	$—		$(0.82)	$(0.63)	$(0.61)	$(0.80)	$(0.71)
Net asset value, end of period (x)	$8.85		$8.29	$8.78	$8.25	$6.25	$9.52
Total return (%) (k)(r)(s)(x)	6.76	(n)	4.10	14.73	45.08	(28.26)	1.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.79	0.80	0.81	0.87	0.88
Expenses after expense reductions (f)	0.80	(a)	0.79	0.80	0.81	0.82	0.83
Net investment income	6.93	(a)	7.01	7.55	8.89	8.66	7.21
Portfolio turnover	22	(n)	59	70	52	60	73
Net assets at end of period (000 omitted)	$299,134		$313,703	$372,412	$344,186	$203,800	$324,081

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$8.25		$8.74	$8.22	$6.22	$9.47	$9.99
Income (loss) from investment operations
Net investment income (d)	$0.29		$0.59	$0.61	$0.62	$0.69	$0.68
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		(0.28)	0.53	1.96	(3.17)	(0.52)
Total from investment operations	$0.55		$0.31	$1.14	$2.58	$(2.48)	$0.16
Less distributions declared to shareholders
From net investment income	$—		$(0.80)	$(0.62)	$(0.58)	$(0.77)	$(0.68)
Net asset value, end of period (x)	$8.80		$8.25	$8.74	$8.22	$6.22	$9.47
Total return (%) (k)(r)(s)(x)	6.67	(n)	3.85	14.40	44.75	(28.43)	1.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.04	1.05	1.07	1.12	1.13
Expenses after expense reductions (f)	1.05	(a)	1.04	1.05	1.06	1.07	1.08
Net investment income	6.68	(a)	6.77	7.31	8.78	8.40	6.96
Portfolio turnover	22	(n)	59	70	52	60	73
Net assets at end of period (000 omitted)	$6,599		$6,706	$7,432	$7,210	$6,442	$11,086

See Notes to Financial Statements

16

MFS High Income Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

17

MFS High Income Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS High Income Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is

18

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,356,148	$1,394,853	$134,565	$2,885,566
Corporate Bonds	—	241,024,142	—	241,024,142
Commercial Mortgage-Backed Securities	—	818,583	—	818,583
Asset-Backed Securities (including CDOs)	—	759,872	—	759,872
Foreign Bonds	—	48,048,172	—	48,048,172
Floating Rate Loans	—	734,046	—	734,046
Mutual Funds	5,674,903	—	—	5,674,903
Total Investments	$7,031,051	$292,779,668	$134,565	$299,945,284

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$109,266	$—	$109,266

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/11	$288,285
Change in unrealized appreciation (depreciation)	(153,720)
Balance as of 6/30/12	$134,565

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2012 is $(153,720).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

19

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$109,266

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Foreign Currency Transactions	Investment Transactions (Purchased Options)
Foreign Exchange	$109,703	$—
Equity	—	(161,611)
Total	$109,703	$(161,611)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Foreign Exchange	$(25,847)	$—
Equity	—	131,872
Total	$(25,847)	$131,872

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in

20

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income,

21

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$28,856,819

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$300,841,720
Gross appreciation	10,828,529
Gross depreciation	(11,724,965)
Net unrealized appreciation (depreciation)	$(896,436)

As of 12/31/11
Undistributed ordinary income	25,018,410
Capital loss carryforwards	(27,951,482)
Other temporary differences	(12,385)
Net unrealized appreciation (depreciation)	(9,914,767)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/16	$(20,426,634)
12/31/17	(7,524,848)
Total	$(27,951,482)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$28,197,014
Service Class	—	659,805
Total	$—	$28,856,819

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

22

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.85% of average daily net assets for the Initial Class shares and 1.10% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $16,647, which equated to 0.0103% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $204.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0180% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,699 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $840, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $68,734,204 and $85,516,448, respectively.

23

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,763,067	$24,030,863	7,341,306	$62,780,029
Service Class	18,975	164,590	108,386	967,172
	2,782,042	$24,195,453	7,449,692	$63,747,201
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,507,091	$28,197,014
Service Class	—	—	82,373	659,805
	—	$—	3,589,464	$28,856,819
Shares reacquired
Initial Class	(6,826,352)	$(59,183,968)	(15,422,605)	$(135,365,132)
Service Class	(82,086)	(708,554)	(228,069)	(1,954,577)
	(6,908,438)	$(59,892,522)	(15,650,674)	$(137,319,709)
Net change
Initial Class	(4,063,285)	$(35,153,105)	(4,574,208)	$(44,388,089)
Service Class	(63,111)	(543,964)	(37,310)	(327,600)
	(4,126,396)	$(35,697,069)	(4,611,518)	$(44,715,689)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $1,140 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,895,508	58,326,062	(63,546,667)	5,674,903

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,796	$5,674,903

24

MFS High Income Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

25

SEMIANNUAL REPORT

June 30, 2012

MFS® STRATEGIC INCOME SERIES

MFS® Variable Insurance Trust

VWG-SEM

MFS® STRATEGIC INCOME SERIES

Note to Contract Owners: At a meeting held June 19, 2012, the Board of Trustees of the MFS Strategic Income Series (the fund) approved investing some or all of the fund’s assets currently invested in high income debt instruments in the MFS High Yield Pooled Portfolio, a mutual fund advised by MFS that normally invests at least 80% of its assets in high income debt instruments (the “High Yield Pooled Portfolio”). The High Yield Pooled Portfolio will not charge a management fee, distribution and/or services fees, or sales charges. The investment in the MFS High Yield Pooled Portfolio is anticipated to occur in late 2012 or early 2013.

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Strategic Income Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Strategic Income Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	47.1%
High Yield Corporates	30.2%
Non-U.S. Government Bonds	13.2%
Emerging Markets Bonds	3.4%
U.S. Government Agencies	1.7%
Mortgage-Backed Securities	1.3%
Commercial Mortgage-Backed Securities	1.2%
Asset-Backed Securities	0.7%
Collateralized Debt Obligations	0.4%
Floating Rate Loans (o)	0.0%
U.S. Treasury Securities	(3.0)%

Composition including fixed income credit quality (a)(i)
AAA	6.3%
AA	3.9%
A	19.6%
BBB	33.3%
BB	14.1%
B	14.1%
CCC	4.4%
CC (o)	0.0%
C	0.4%
Federal Agencies	3.0%
Not Rated	(2.9)%
Non-Fixed Income	0.5%
Cash & Other	3.3%

Portfolio facts (i)
Average Duration (d)	4.8
Average Effective Maturity (m)	7.4 yrs.

Issuer country weightings (i)(x)
United States	67.5%
United Kingdom	5.2%
Japan	3.3%
Netherlands	3.1%
France	2.9%
Canada	2.5%
Germany	2.0%
Italy	1.9%
Australia	1.3%
Other Countries	10.3%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 6/30/12.

The portfolio is actively managed and current holdings may be different.

MFS Strategic Income Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2012 through June 30, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During Period (p) 1/01/12-6/30/12
Initial Class	Actual	0.80%	$1,000.00	$1,049.80	$4.08
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
Service Class	Actual	1.05%	$1,000.00	$1,048.63	$5.35
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

MFS Strategic Income Series

PORTFOLIO OF INVESTMENTS – 6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 97.8%
Aerospace – 0.8%
BE Aerospace, Inc., 8.5%, 2018	$30,000	$32,813
Bombardier, Inc., 7.5%, 2018 (n)	55,000	60,294
Bombardier, Inc., 7.75%, 2020 (n)	20,000	22,250
CPI International, Inc., 8%, 2018	35,000	31,544
Huntington Ingalls Industries, Inc., 7.125%, 2021	60,000	62,700
Kratos Defense & Security Solutions, Inc., 10%, 2017	35,000	37,713

		$247,314

Airlines – 0.3%
Continental Airlines, Inc., FRN, 0.816%, 2013	$94,866	$92,020

Apparel Manufacturers – 0.3%
Hanesbrands, Inc., 8%, 2016	$20,000	$22,025
Hanesbrands, Inc., 6.375%, 2020	20,000	21,050
Jones Group, Inc., 6.875%, 2019	20,000	19,200
Levi Strauss & Co., 6.875%, 2022 (n)	5,000	5,131
Phillips-Van Heusen Corp., 7.375%, 2020	35,000	38,763

		$106,169

Asset-Backed & Securitized – 2.2%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040 (z)	$168,323	$109,529
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	72,528	73,072
Crest Ltd., “A1” CDO, FRN, 0.94%, 2018 (z)	49,598	44,639
Crest Ltd., CDO, 7%, 2040 (a)(p)	157,397	7,870
Falcon Franchise Loan LLC, FRN, 5.43%, 2025 (i)(z)	127,750	20,057
First Union National Bank Commercial Mortgage Trust, FRN, 1.819%, 2043 (i)(z)	68,225	109
First Union-Lehman Brothers Bank of America, FRN, 0.606%, 2035 (i)	983,609	13,662
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	100,000	101,802
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.111%, 2030 (i)	260,482	3,325
Morgan Stanley Capital I, Inc., FRN, 1.333%, 2039 (i)(z)	497,098	10,439
Prudential Securities Secured Financing Corp., FRN, 7.266%, 2013 (z)	171,000	170,388
Salomon Brothers Mortgage Securities, Inc., FRN, 7.271%, 2032 (z)	134,174	138,707

		$693,599

Automotive – 1.5%
Accuride Corp., 9.5%, 2018	$60,000	$61,800
Allison Transmission, Inc., 7.125%, 2019 (n)	45,000	46,913
Ford Motor Co., 7.45%, 2031	15,000	18,788
Ford Motor Credit Co. LLC, 12%, 2015	100,000	124,250
General Motors Financial Co., Inc., 6.75%, 2018	30,000	32,794
Goodyear Tire & Rubber Co., 7%, 2022	15,000	14,981

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Harley-Davidson Financial Services, 3.875%, 2016 (n)	$130,000	$137,299
Lear Corp., 8.125%, 2020	20,000	22,400

		$459,225

Basic Industry – 0.1%
Trimas Corp., 9.75%, 2017	$28,000	$30,800

Broadcasting – 3.0%
Allbritton Communications Co., 8%, 2018	$20,000	$20,900
AMC Networks, Inc., 7.75%, 2021 (n)	21,000	23,153
CBS Corp., 5.75%, 2020	20,000	23,262
CBS Corp., 3.375%, 2022	94,000	93,652
Clear Channel Communications, Inc., 9%, 2021	32,000	27,840
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (n)	15,000	14,660
Hughes Network Systems LLC, 7.625%, 2021	20,000	21,750
Intelsat Bermuda Ltd., 11.25%, 2017	55,000	56,650
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	50,000	51,625
Intelsat Jackson Holdings Ltd., 11.25%, 2016	9,000	9,428
LBI Media, Inc., 8.5%, 2017 (z)	30,000	6,225
Liberty Media Corp., 8.5%, 2029	30,000	30,900
Liberty Media Corp., 8.25%, 2030	15,000	15,413
Local TV Finance LLC, 9.25%, 2015 (p)(z)	26,074	26,302
NBCUniversal Media LLC, 5.95%, 2041	113,000	133,394
Newport Television LLC, 13%, 2017 (n)(p)	18,578	19,228
Nexstar Broadcasting Group, Inc., 8.875%, 2017	15,000	15,844
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	15,000	16,575
Sinclair Broadcast Group, Inc., 8.375%, 2018	5,000	5,450
SIRIUS XM Radio, Inc., 13%, 2013 (n)	20,000	22,300
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	20,000	22,500
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	50,000	53,750
Townsquare Radio LLC, 9%, 2019 (z)	10,000	10,450
Univision Communications, Inc., 6.875%, 2019 (n)	45,000	46,350
Univision Communications, Inc., 7.875%, 2020 (n)	15,000	16,050
Univision Communications, Inc., 8.5%, 2021 (n)	30,000	30,225
Vivendi S.A., 4.75%, 2022 (n)	100,000	98,687

		$912,563

Brokerage & Asset Managers – 0.7%
BlackRock, Inc., 3.375%, 2022	$36,000	$36,530
E*TRADE Financial Corp., 7.875%, 2015	30,000	30,450
E*TRADE Financial Corp., 12.5%, 2017	20,000	22,925
TD AMERITRADE Holding Corp., 5.6%, 2019	110,000	125,028

		$214,933

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Building – 0.9%
Building Materials Holding Corp., 6.875%, 2018 (n)		$15,000	$15,938
Building Materials Holding Corp., 7%, 2020 (n)		15,000	16,163
Building Materials Holding Corp., 6.75%, 2021 (n)		10,000	10,700
CRH PLC, 8.125%, 2018		80,000	95,295
HD Supply, Inc., 8.125%, 2019 (n)		10,000	10,800
Masonite International Corp., 8.25%, 2021 (n)		35,000	36,050
Nortek, Inc., 8.5%, 2021		55,000	53,760
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (z)		10,000	10,450
USG Corp., 7.875%, 2020 (n)		15,000	15,525

			$264,681

Business Services – 0.5%
Ceridian Corp., 12.25%, 2015 (p)		$20,000	$19,400
Ceridian Corp., 8.875%, 2019 (z)		5,000	5,163
Fidelity National Information Services, Inc., 7.625%, 2017		15,000	16,538
Fidelity National Information Services, Inc., 5%, 2022 (n)		10,000	10,175
iGate Corp., 9%, 2016		40,000	42,800
Iron Mountain, Inc., 8.375%, 2021		40,000	43,400
SunGard Data Systems, Inc., 10.25%, 2015		8,000	8,220
SunGard Data Systems, Inc., 7.375%, 2018		10,000	10,725

			$156,421

Cable TV – 2.1%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$5,000	$5,225
CCH II LLC, 13.5%, 2016		35,000	39,025
CCO Holdings LLC, 7.875%, 2018		55,000	59,813
CCO Holdings LLC, 8.125%, 2020		35,000	39,025
Cequel Communications Holdings, 8.625%, 2017 (n)		15,000	16,163
CSC Holdings LLC, 8.5%, 2014		20,000	22,000
DIRECTV Holdings LLC, 5.875%, 2019		40,000	45,888
DIRECTV Holdings LLC, 3.8%, 2022		140,000	141,581
DISH DBS Corp., 6.75%, 2021		15,000	16,200
EchoStar Corp., 7.125%, 2016		20,000	21,950
Time Warner Cable, Inc., 8.25%, 2019		120,000	156,804
Videotron Ltee, 5%, 2022 (n)		15,000	15,225
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	50,000	68,653

			$647,552

Chemicals – 1.5%
Celanese U.S. Holdings LLC, 6.625%, 2018		$55,000	$59,813
Dow Chemical Co., 8.55%, 2019		170,000	226,113
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		40,000	40,800
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		5,000	4,313
Huntsman International LLC, 8.625%, 2021		30,000	33,825

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – continued
Momentive Performance Materials, Inc., 12.5%, 2014	$54,000	$56,295
Momentive Performance Materials, Inc., 11.5%, 2016	32,000	23,840
Polypore International, Inc., 7.5%, 2017	30,000	31,838

		$476,837

Computer Software – 0.6%
Lawson Software, Inc., 11.5%, 2018 (n)	$35,000	$39,550
Lawson Software, Inc., 9.375%, 2019 (n)	10,000	10,675
Oracle Corp., 5.375%, 2040	66,000	80,865
Syniverse Holdings, Inc., 9.125%, 2019	40,000	43,400
TransUnion Holding Co., Inc., 9.625%, 2018 (n)(p)	10,000	10,800
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	5,000	5,881

		$191,171

Computer Software – Systems – 0.3%
Audatex North America, Inc., 6.75%, 2018 (n)	$10,000	$10,525
CDW LLC/CDW Finance Corp., 12.535%, 2017	10,000	10,850
CDW LLC/CDW Finance Corp., 8.5%, 2019	50,000	53,250
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	30,000	33,000

		$107,625

Conglomerates – 0.5%
Amsted Industries, Inc., 8.125%, 2018 (n)	$55,000	$58,163
Dynacast International LLC, 9.25%, 2019 (z)	20,000	20,750
Griffon Corp., 7.125%, 2018	45,000	45,675
Tomkins LLC/Tomkins, Inc., 9%, 2018	29,000	32,262

		$156,850

Consumer Products – 0.5%
ACCO Brands Corp., 6.75%, 2020	$5,000	$5,275
Easton-Bell Sports, Inc., 9.75%, 2016	30,000	32,888
Elizabeth Arden, Inc., 7.375%, 2021	30,000	32,925
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (z)	5,000	5,211
Libbey Glass, Inc., 6.875%, 2020 (z)	5,000	5,136
Mattel, Inc., 5.45%, 2041	53,000	57,931

		$139,366

Consumer Services – 0.9%
Experian Finance PLC, 2.375%, 2017 (z)	$200,000	$200,224
Service Corp. International, 7%, 2017	80,000	89,000

		$289,224

Containers – 1.0%
Ball Corp., 5%, 2022	$16,000	$16,640
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020 (z)	5,000	5,150
Greif, Inc., 6.75%, 2017	145,000	157,325
Reynolds Group, 7.125%, 2019 (n)	110,000	115,225
Sealed Air Corp., 8.125%, 2019 (n)	5,000	5,575

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Containers – continued
Sealed Air Corp., 8.375%, 2021 (n)	$5,000	$5,650

		$305,565

Defense Electronics – 0.8%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$169,000	$183,874
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	40,000	46,782
ManTech International Corp., 7.25%, 2018	30,000	31,500

		$262,156

Electrical Equipment – 0.3%
Avaya, Inc., 9.75%, 2015	$25,000	$20,688
Avaya, Inc., 7%, 2019 (z)	10,000	9,275
Ericsson, Inc., 4.125%, 2022	73,000	73,202

		$103,165

Electronics – 0.4%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$30,000	$32,100
Nokia Corp., 5.375%, 2019	10,000	7,875
Sensata Technologies B.V., 6.5%, 2019 (n)	60,000	61,950
Tyco Electronics Group S.A., 3.5%, 2022	31,000	30,899

		$132,824

Emerging Market Quasi-Sovereign – 1.3%
IIRSA Norte Finance Ltd., 8.75%, 2024	$102,522	$122,514
Petrobras International Finance Co., 7.875%, 2019	51,000	62,034
Petrobras International Finance Co., 6.75%, 2041	48,000	56,303
Petroleos Mexicanos, 5.5%, 2021	100,000	113,000
Petroleos Mexicanos, 4.875%, 2022 (n)	10,000	10,800
Petroleos Mexicanos, 6.5%, 2041 (n)	31,000	36,190

		$400,841

Emerging Market Sovereign – 0.5%
Republic of Poland, 5%, 2022	$41,000	$44,750
Republic of South Africa, 5.5%, 2020	100,000	115,250

		$160,000

Energy – Independent – 3.7%
ATP Oil & Gas Corp., 11.875%, 2015	$15,000	$6,975
BreitBurn Energy Partners LP, 8.625%, 2020	15,000	15,863
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	15,000	15,000
Carrizo Oil & Gas, Inc., 8.625%, 2018	20,000	20,900
Chaparral Energy, Inc., 7.625%, 2022 (n)	20,000	20,400
Chesapeake Energy Corp., 6.875%, 2020	20,000	19,700
Concho Resources, Inc., 8.625%, 2017	20,000	22,050
Concho Resources, Inc., 6.5%, 2022	40,000	41,600
Continental Resources, Inc., 8.25%, 2019	30,000	33,525
Denbury Resources, Inc., 8.25%, 2020	55,000	60,225
Energy XXI Gulf Coast, Inc., 9.25%, 2017	50,000	53,500
EQT Corp., 4.875%, 2021	48,000	49,029
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	80,000	82,900
EXCO Resources, Inc., 7.5%, 2018	45,000	38,925

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
Harvest Operations Corp., 6.875%, 2017 (n)	$50,000	$53,125
Hess Corp., 8.125%, 2019	30,000	38,616
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	15,000	16,163
Laredo Petroleum, Inc., 9.5%, 2019	20,000	22,300
LINN Energy LLC, 6.5%, 2019 (n)	10,000	9,900
LINN Energy LLC, 8.625%, 2020	20,000	21,550
LINN Energy LLC, 7.75%, 2021	23,000	24,035
Newfield Exploration Co., 6.625%, 2016	30,000	30,750
Newfield Exploration Co., 6.875%, 2020	35,000	37,275
Pioneer Natural Resources Co., 7.5%, 2020	80,000	98,983
Plains Exploration & Production Co., 8.625%, 2019	25,000	27,594
QEP Resources, Inc., 6.875%, 2021	60,000	66,600
Range Resources Corp., 8%, 2019	25,000	27,313
SandRidge Energy, Inc., 8%, 2018 (n)	55,000	55,688
SM Energy Co., 6.5%, 2021	30,000	30,525
Southwestern Energy Co., 4.1%, 2022 (n)	63,000	63,853
Talisman Energy, Inc., 7.75%, 2019	10,000	12,270
Whiting Petroleum Corp., 6.5%, 2018	15,000	15,975

		$1,133,107

Energy – Integrated – 0.9%
BP Capital Markets PLC, 4.5%, 2020	$29,000	$32,649
BP Capital Markets PLC, 4.742%, 2021	90,000	103,013
Cenovus Energy, Inc., 4.5%, 2014	30,000	32,032
Petro-Canada Financial Partnership, 5%, 2014	110,000	118,774

		$286,468

Engineering – Construction – 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$25,000	$24,813

Entertainment – 0.5%
AMC Entertainment, Inc., 8.75%, 2019	$55,000	$58,988
AMC Entertainment, Inc., 9.75%, 2020	30,000	32,400
Cedar Fair LP, 9.125%, 2018	20,000	22,200
Cinemark USA, Inc., 8.625%, 2019	45,000	49,838

		$163,426

Financial Institutions – 2.0%
Ally Financial, Inc., 5.5%, 2017	$25,000	$25,392
CIT Group, Inc., 5.25%, 2014 (n)	45,000	46,575
CIT Group, Inc., 7%, 2017 (z)	13,437	13,462
CIT Group, Inc., 5.25%, 2018	20,000	20,650
CIT Group, Inc., 6.625%, 2018 (n)	35,000	37,713
CIT Group, Inc., 5.5%, 2019 (n)	36,000	36,990
General Electric Capital Corp., 6%, 2019	30,000	35,102
General Electric Capital Corp., 5.5%, 2020	95,000	108,731
GMAC, Inc., 8%, 2031	5,000	5,863
Icahn Enterprises LP, 8%, 2018	15,000	15,938
International Lease Finance Corp., 4.875%, 2015	10,000	10,049
International Lease Finance Corp., 8.625%, 2015	15,000	16,575

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Financial Institutions – continued
International Lease Finance Corp., 7.125%, 2018 (n)	$47,000	$51,818
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	50,000	54,000
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	10,000	10,575
PHH Corp., 9.25%, 2016	30,000	31,875
SLM Corp., 8.45%, 2018	15,000	16,800
SLM Corp., 8%, 2020	70,000	76,650
SLM Corp., 7.25%, 2022	5,000	5,286

		$620,044

Food & Beverages – 3.3%
Anheuser-Busch InBev S.A., 7.75%, 2019	$140,000	$184,906
ARAMARK Corp., 8.5%, 2015	30,000	30,713
B&G Foods, Inc., 7.625%, 2018	55,000	59,125
Conagra Foods, Inc., 5.875%, 2014	150,000	161,974
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)	15,000	14,586
Kraft Foods, Inc., 6.125%, 2018	80,000	97,352
Kraft Foods, Inc., 3.5%, 2022 (n)	101,000	103,642
Pernod-Ricard S.A., 2.95%, 2017 (n)	150,000	151,837
Pinnacle Foods Finance LLC, 9.25%, 2015	45,000	46,238
Pinnacle Foods Finance LLC, 8.25%, 2017	10,000	10,575
TreeHouse Foods, Inc., 7.75%, 2018	30,000	32,513
Tyson Foods, Inc., 6.85%, 2016	70,000	80,063
Tyson Foods, Inc., 4.5%, 2022	49,000	50,470

		$1,023,994

Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2041	$110,000	$130,946

Forest & Paper Products – 0.8%
Boise, Inc., 8%, 2020	$30,000	$33,150
Cascades, Inc., 7.75%, 2017	25,000	25,188
Georgia-Pacific Corp., 8%, 2024	25,000	33,392
Graphic Packaging Holding Co., 7.875%, 2018	20,000	22,000
Tembec Industries, Inc., 11.25%, 2018 (n)	10,000	9,975
Votorantim Participacoes S.A., 6.75%, 2021 (n)	100,000	109,000

		$232,705

Gaming & Lodging – 2.0%
Boyd Gaming Corp., 7.125%, 2016	$25,000	$24,125
Caesars Operating Escrow LLC, 8.5%, 2020 (n)	5,000	5,036
Choice Hotels International, Inc., 5.75%, 2022	5,000	5,228
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)	65,000	41
GWR Operating Partnership LLP, 10.875%, 2017	20,000	22,400
Harrah’s Operating Co., Inc., 11.25%, 2017	75,000	81,844
Harrah’s Operating Co., Inc., 10%, 2018	2,000	1,325
Host Hotels & Resorts, Inc., 5.25%, 2022 (z)	20,000	20,500

Issuer	Shares/Par		Value ($)

BONDS – continued
Gaming & Lodging – continued
Marriott International, Inc., 5.625%, 2013		$80,000	$82,190
MGM Mirage, 10.375%, 2014		5,000	5,638
MGM Mirage, 6.625%, 2015		10,000	10,300
MGM Mirage, 7.5%, 2016		5,000	5,175
MGM Resorts International, 11.375%, 2018		35,000	41,213
MGM Resorts International, 9%, 2020		30,000	33,300
Penn National Gaming, Inc., 8.75%, 2019		50,000	55,375
Pinnacle Entertainment, Inc., 8.75%, 2020		25,000	27,375
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (z)		5,000	5,194
Seven Seas Cruises S. de R.L., 9.125%, 2019		35,000	36,136
Wyndham Worldwide Corp., 5.75%, 2018		90,000	100,067
Wyndham Worldwide Corp., 7.375%, 2020		20,000	23,773
Wynn Las Vegas LLC, 7.75%, 2020		30,000	33,225

			$619,460

Industrial – 0.2%
Altra Holdings, Inc., 8.125%, 2016		$25,000	$26,844
Mueller Water Products, Inc., 8.75%, 2020		23,000	25,530

			$52,374

Insurance – 1.9%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	105,000	$129,994
American International Group, Inc., 3%, 2015		$40,000	40,202
American International Group, Inc., 8.175% to 2038, FRN to 2068		85,000	92,225
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		40,000	42,895
Principal Financial Group, Inc., 8.875%, 2019		80,000	103,695
Prudential Financial, Inc., 6.2%, 2015		80,000	87,817
Unum Group, 7.125%, 2016		90,000	103,803

			$600,631

Insurance – Health – 0.1%
AMERIGROUP Corp., 7.5%, 2019		$15,000	$16,125

Insurance – Property & Casualty – 2.6%
Aon Corp., 3.5%, 2015		$130,000	$135,854
AXIS Capital Holdings Ltd., 5.75%, 2014		130,000	137,749
AXIS Capital Holdings Ltd., 5.875%, 2020		40,000	43,319
CNA Financial Corp., 5.875%, 2020		100,000	109,965
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		73,000	72,547
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		45,000	61,200
PartnerRe Ltd., 5.5%, 2020		66,000	69,628
Travelers Cos., Inc., 3.9%, 2020		150,000	166,281

			$796,543

International Market Quasi-Sovereign – 2.6%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$120,000	$141,238
ING Bank N.V., 3.9%, 2014 (n)		150,000	157,427
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		400,000	387,638
Westpac Banking Corp., 3.45%, 2014 (n)		100,000	105,509

			$791,812

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – 10.1%
Commonwealth of Australia, 5.75%, 2021	AUD	27,000	$33,656
Federal Republic of Germany, 3.75%, 2015	EUR	169,000	232,964
Federal Republic of Germany, 4.25%, 2018	EUR	69,000	104,496
Federal Republic of Germany, 6.25%, 2030	EUR	57,000	113,238
Government of Canada, 4.5%, 2015	CAD	60,000	64,645
Government of Canada, 4.25%, 2018	CAD	31,000	35,400
Government of Canada, 5.75%, 2033	CAD	11,000	16,953
Government of Japan, 1.7%, 2017	JPY	24,100,000	322,783
Government of Japan, 1.1%, 2020	JPY	12,000,000	156,191
Government of Japan, 2.1%, 2024	JPY	6,000,000	83,816
Government of Japan, 2.2%, 2027	JPY	13,200,000	183,888
Government of Japan, 2.4%, 2037	JPY	13,900,000	193,914
Kingdom of Belgium, 5.5%, 2017	EUR	79,000	116,248
Kingdom of Denmark, 3%, 2021	DKK	154,000	29,723
Kingdom of Spain, 4.6%, 2019	EUR	118,000	136,445
Kingdom of Sweden, 5%, 2020	SEK	110,000	20,278
Kingdom of the Netherlands, 3.75%, 2014	EUR	132,000	178,672
Kingdom of the Netherlands, 5.5%, 2028	EUR	15,000	26,202
Republic of Austria, 4.65%, 2018	EUR	55,000	80,565
Republic of Finland, 3.875%, 2017	EUR	15,000	21,551
Republic of France, 6%, 2025	EUR	38,000	62,992
Republic of France, 4.75%, 2035	EUR	80,000	120,621
Republic of Italy, 4.25%, 2015	EUR	62,000	78,895
Republic of Italy, 5.25%, 2017	EUR	189,000	241,071
Republic of Italy, 3.75%, 2021	EUR	71,000	79,690
United Kingdom Treasury, 8%, 2015	GBP	76,000	149,964
United Kingdom Treasury, 8%, 2021	GBP	56,000	134,844
United Kingdom Treasury, 4.25%, 2036	GBP	52,000	100,407

			$3,120,112

Local Authorities – 0.7%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$100,000	$100,188
Province of Ontario, 5.45%, 2016		95,000	110,160

			$210,348

Machinery & Tools – 1.1%
Atlas Copco AB, 5.6%, 2017 (n)		$135,000	$152,647
Case Corp., 7.25%, 2016		15,000	16,500
Case New Holland, Inc., 7.875%, 2017		85,000	98,175
CNH Capital LLC, 6.25%, 2016 (n)		5,000	5,350
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (z)		10,000	10,250
RSC Equipment Rental, Inc., 8.25%, 2021		30,000	31,950
UR Financing Escrow Corp., 5.75%, 2018 (n)		15,000	15,600
UR Financing Escrow Corp., 7.625%, 2022 (n)		14,000	14,665

			$345,137

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – 8.0%
ABN AMRO Bank N.V., 4.25%, 2017 (n)	$200,000	$203,630
Bank of America Corp., 7.375%, 2014	50,000	53,772
Bank of America Corp., 6.5%, 2016	170,000	186,683
Barclays Bank PLC, 5.125%, 2020	100,000	108,517
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	100,000	85,500
BNP Paribas, FRN, 3.217%, 2014	18,000	18,004
Commonwealth Bank of Australia, 5%, 2019 (n)	80,000	87,890
DBS Bank Ltd., 2.35%, 2017 (n)	200,000	200,620
Goldman Sachs Group, Inc., 6%, 2014	50,000	52,843
Goldman Sachs Group, Inc., 5.75%, 2022	133,000	140,395
HSBC Holdings PLC, 4%, 2022	210,000	218,064
ING Bank N.V., 3.75%, 2017 (n)	200,000	199,062
Intesa Sanpaolo S.p.A., FRN, 2.866%, 2014 (n)	100,000	93,902
JPMorgan Chase & Co., 4.625%, 2021	90,000	96,299
JPMorgan Chase Capital XXII, 6.45%, 2087	71,000	71,000
JPMorgan Chase Capital XXVII, 7%, 2039	20,000	20,000
Macquarie Bank Ltd., 5%, 2017 (n)	79,000	80,462
Macquarie Group Ltd., 6%, 2020 (n)	48,000	47,752
Merrill Lynch & Co., Inc., 6.4%, 2017	30,000	32,633
Morgan Stanley, 6%, 2014	100,000	103,653
Morgan Stanley, 5.625%, 2019	100,000	98,970
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	55,000	44,000
Standard Chartered PLC, 3.85%, 2015 (n)	100,000	104,605
UFJ Finance Aruba AEC, 6.75%, 2013	70,000	73,816
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	49,000	53,778

		$2,475,850

Medical & Health Technology & Services – 3.2%
Aristotle Holding, Inc., 3.9%, 2022 (n)	$49,000	$50,789
Biomet, Inc., 10%, 2017	5,000	5,341
Biomet, Inc., 10.375%, 2017 (p)	15,000	16,031
Biomet, Inc., 11.625%, 2017	45,000	48,544
Cardinal Health, Inc., 5.8%, 2016	94,000	108,819
Davita, Inc., 6.375%, 2018	55,000	56,788
Davita, Inc., 6.625%, 2020	25,000	26,063
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	20,000	22,975
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	25,000	26,063
HCA, Inc., 8.5%, 2019	95,000	106,400
HCA, Inc., 7.5%, 2022	35,000	38,150
HCA, Inc., 5.875%, 2022	15,000	15,675
HealthSouth Corp., 8.125%, 2020	70,000	76,475
Hospira, Inc., 6.05%, 2017	60,000	67,678
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	25,000	24,750
McKesson Corp., 5.7%, 2017	40,000	46,836
Owens & Minor, Inc., 6.35%, 2016	70,000	76,425
Physio-Control International, Inc., 9.875%, 2019 (z)	20,000	21,300

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
Select Medical Corp., 7.625%, 2015	$15,000	$15,019
Tenet Healthcare Corp., 9.25%, 2015	20,000	22,250
Truven Health Analytics, Inc., 10.625%, 2020 (z)	10,000	10,400
Universal Health Services, Inc., 7%, 2018	25,000	26,875
Universal Hospital Services, Inc., 8.5%, 2015 (p)	35,000	35,678
Universal Hospital Services, Inc., FRN, 4.111%, 2015	10,000	9,500
Vanguard Health Systems, Inc., 8%, 2018	25,000	25,563

		$980,387

Metals & Mining – 1.4%
Arch Coal, Inc., 7.25%, 2020	$20,000	$16,900
Cloud Peak Energy, Inc., 8.25%, 2017	45,000	46,575
Cloud Peak Energy, Inc., 8.5%, 2019	50,000	51,875
Consol Energy, Inc., 8%, 2017	20,000	20,750
Consol Energy, Inc., 8.25%, 2020	15,000	15,750
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	30,000	31,800
Peabody Energy Corp., 6%, 2018 (n)	10,000	9,950
Peabody Energy Corp., 6.25%, 2021 (n)	10,000	9,900
Southern Copper Corp., 6.75%, 2040	100,000	105,896
Vale Overseas Ltd., 4.375%, 2022	90,000	91,649
Vale Overseas Ltd., 6.875%, 2039	33,000	38,556

		$439,601

Mortgage-Backed – 1.3%
Fannie Mae, 6%, 2017	$32,646	$35,913
Fannie Mae, 5.5%, 2020 (f)	159,423	174,637
Fannie Mae, 5.5%, 2034	81,372	89,458
Freddie Mac, 4.224%, 2020	94,792	107,554

		$407,562

Natural Gas – Distribution – 0.1%
AmeriGas Finance LLC, 6.75%, 2020	$25,000	$25,500
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	15,000	13,688

		$39,188

Natural Gas – Pipeline – 2.8%
Atlas Pipeline Partners LP, 8.75%, 2018	$50,000	$53,375
Crosstex Energy, Inc., 8.875%, 2018	45,000	47,531
El Paso Corp., 7%, 2017	45,000	51,046
El Paso Corp., 7.75%, 2032	50,000	56,218
Enbridge Energy Partners LP, 4.2%, 2021	130,000	137,516
Energy Transfer Equity LP, 7.5%, 2020	45,000	49,388
Energy Transfer Partners LP, 6.5%, 2042	87,000	93,233
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	20,000	21,675
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	12,000	12,840
Kinder Morgan Energy Partners LP, 5.85%, 2012	97,000	97,943
Kinder Morgan Energy Partners LP, 6.375%, 2041	130,000	148,216

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Pipeline – continued
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	$16,000	$14,560
Spectra Energy Capital LLC, 8%, 2019	66,000	84,550

		$868,091

Network & Telecom – 2.3%
AT&T, Inc., 5.5%, 2018	$70,000	$83,178
AT&T, Inc., 3.875%, 2021	80,000	87,141
Centurylink, Inc., 7.65%, 2042	89,000	86,380
Cincinnati Bell, Inc., 8.25%, 2017	10,000	10,400
Citizens Communications Co., 9%, 2031	25,000	23,875
France Telecom, 4.375%, 2014	80,000	84,036
Frontier Communications Corp., 8.125%, 2018	20,000	21,250
Qwest Communications International, Inc., 7.125%, 2018 (n)	35,000	36,925
Qwest Corp., 7.5%, 2014	65,000	72,458
Telefonica S.A., 5.877%, 2019	10,000	8,944
Verizon Communications, Inc., 8.75%, 2018	80,000	109,964
Windstream Corp., 8.125%, 2018	5,000	5,375
Windstream Corp., 7.75%, 2020	60,000	63,600
Windstream Corp., 7.75%, 2021	10,000	10,600

		$704,126

Oil Services – 0.6%
Chesapeake Energy Corp., 6.625%, 2019 (n)	$10,000	$9,000
Dresser-Rand Group, Inc., 6.5%, 2021	15,000	15,560
Pioneer Energy Services Corp., 9.875%, 2018	45,000	47,250
Transocean, Inc., 6%, 2018	70,000	78,190
Unit Corp., 6.625%, 2021	20,000	19,900

		$169,900

Oils – 0.2%
Phillips 66, 4.3%, 2022 (n)	$60,000	$63,118

Other Banks & Diversified Financials – 3.1%
Citigroup, Inc., 6.375%, 2014	$80,000	$85,635
Citigroup, Inc., 6.01%, 2015	60,000	64,465
Citigroup, Inc., 8.5%, 2019	52,000	64,222
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	102,000	102,671
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	110,000	117,591
Rabobank Nederland N.V., 3.375%, 2017	59,000	60,722
Santander Holdings USA, Inc., 4.625%, 2016	10,000	9,664
Santander International Debt S.A., 2.991%, 2013 (n)	200,000	192,312
Santander UK PLC, 8.963% to 2030, FRN to 2049	68,000	65,280
SunTrust Banks, Inc., 3.5%, 2017	69,000	71,431
Svenska Handelsbanken AB, 4.875%, 2014 (n)	110,000	116,110

		$950,103

Pharmaceuticals – 1.3%
Celgene Corp., 3.95%, 2020	$130,000	$136,553
Pfizer, Inc., 6.2%, 2019	160,000	200,536

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – continued
Teva Pharmaceutical Finance LLC, 5.55%, 2016	$39,000	$44,240
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)	10,000	10,450
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)	20,000	20,200

		$411,979

Pollution Control – 0.4%
Heckmann Corp., 9.875%, 2018 (z)	$20,000	$19,000
Republic Services, Inc., 5.25%, 2021	80,000	91,847

		$110,847

Printing & Publishing – 0.2%
American Media, Inc., 13.5%, 2018 (z)	$3,347	$3,146
Nielsen Finance LLC, 11.5%, 2016	13,000	14,788
Nielsen Finance LLC, 7.75%, 2018	30,000	33,225

		$51,159

Railroad & Shipping – 0.3%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$15,000	$16,500
Panama Canal Railway Co., 7%, 2026 (n)	90,200	86,689

		$103,189

Real Estate – 2.3%
Boston Properties LP, REIT, 3.7%, 2018	$47,000	$49,110
Boston Properties LP, REIT, 3.85%, 2023	100,000	100,939
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	15,000	13,800
Entertainment Properties Trust, REIT, 7.75%, 2020	30,000	32,985
HCP, Inc., REIT, 5.375%, 2021	95,000	105,051
Kennedy Wilson, Inc., 8.75%, 2019	15,000	15,450
Kimco Realty Corp., REIT, 6.875%, 2019	22,000	26,322
MPT Operating Partnership LP, REIT, 6.875%, 2021	25,000	26,060
Simon Property Group, Inc., REIT, 6.1%, 2016	190,000	216,228
WEA Finance LLC, REIT, 5.4%, 2012 (n)	50,000	50,497
WEA Finance LLC, REIT, 6.75%, 2019 (n)	60,000	70,792

		$707,234

Retailers – 2.9%
Academy Ltd., 9.25%, 2019 (n)	$25,000	$27,125
AutoZone, Inc., 6.5%, 2014	150,000	162,080
AutoZone, Inc., 3.7%, 2022	19,000	19,570
Burlington Coat Factory Warehouse Corp., 10%, 2019	30,000	31,800
Dollar General Corp., 4.125%, 2017	73,000	74,004
Gap, Inc., 5.95%, 2021	117,000	121,271
J. Crew Group, Inc., 8.125%, 2019	25,000	25,813
Limited Brands, Inc., 5.25%, 2014	25,000	26,250
Limited Brands, Inc., 6.9%, 2017	25,000	27,750
Limited Brands, Inc., 7%, 2020	10,000	11,100
Limited Brands, Inc., 6.95%, 2033	15,000	14,550
Macy’s, Inc., 7.875%, 2015	120,000	140,403

Issuer	Shares/Par	Value ($)

BONDS – continued
Retailers – continued
QVC, Inc., 7.375%, 2020 (n)	$25,000	$27,688
Rite Aid Corp., 9.25%, 2020 (z)	10,000	10,000
Sally Beauty Holdings, Inc., 6.875%, 2019	10,000	10,875
Staples, Inc., 9.75%, 2014	80,000	89,417
Toys “R” Us Property Co. II LLC, 8.5%, 2017	15,000	15,619
Toys “R” Us, Inc., 10.75%, 2017	30,000	32,775
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	15,000	15,263

		$883,353

Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 2021	$80,000	$88,669
Koppers, Inc., 7.875%, 2019	10,000	10,775

		$99,444

Specialty Stores – 0.2%
Gymboree Corp., 9.125%, 2018	$5,000	$4,638
Michaels Stores, Inc., 11.375%, 2016	25,000	26,563
Michaels Stores, Inc., 7.75%, 2018	15,000	15,825

		$47,026

Supermarkets – 0.3%
Delhaize Group, 5.875%, 2014	$90,000	$94,773

Telecommunications – Wireless – 2.3%
American Tower Corp., REIT, 4.625%, 2015	$40,000	$42,340
American Tower Corp., REIT, 4.7%, 2022	82,000	84,180
Clearwire Corp., 12%, 2015 (n)	30,000	27,300
Cricket Communications, Inc., 7.75%, 2020	40,000	38,200
Crown Castle International Corp., 9%, 2015	20,000	21,825
Crown Castle International Corp., 7.125%, 2019	85,000	91,163
Crown Castle Towers LLC, 6.113%, 2020 (n)	104,000	120,392
MetroPCS Wireless, Inc., 7.875%, 2018	20,000	20,750
Rogers Cable, Inc., 5.5%, 2014	79,000	84,796
Sprint Capital Corp., 6.875%, 2028	25,000	20,125
Sprint Nextel Corp., 6%, 2016	40,000	38,300
Sprint Nextel Corp., 8.375%, 2017	35,000	35,875
Sprint Nextel Corp., 9%, 2018 (n)	5,000	5,586
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	100,000	80,750

		$711,582

Telephone Services – 0.2%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$10,000	$10,675
Level 3 Financing, Inc., 9.375%, 2019	25,000	27,000
Level 3 Financing, Inc., 8.625%, 2020	20,000	21,000

		$58,675

Tobacco – 2.1%
Altria Group, Inc., 9.25%, 2019	$130,000	$180,607
B.A.T. International Finance PLC, 3.25%, 2022 (n)	194,000	191,724
Lorillard Tobacco Co., 8.125%, 2019	37,000	45,920
Lorillard Tobacco Co., 6.875%, 2020	50,000	59,128

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Tobacco – continued
Reynolds American, Inc., 6.75%, 2017	$135,000	$162,077

		$639,456

Transportation – 0.1%
Navios South American Logistics, Inc., 9.25%, 2019	$26,000	$23,920

Transportation – Services – 1.3%
ACL I Corp., 10.625%, 2016 (p)	$38,793	$37,077
Avis Budget Car Rental LLC, 8.25%, 2019 (n)	5,000	5,360
Avis Budget Car Rental LLC, 8.25%, 2019	15,000	16,088
Avis Budget Car Rental LLC, 9.75%, 2020	10,000	11,113
Commercial Barge Line Co., 12.5%, 2017	65,000	73,450
Erac USA Finance Co., 6.375%, 2017 (n)	110,000	128,570
Navios Maritime Acquisition Corp., 8.625%, 2017	40,000	37,200
Navios Maritime Holdings, Inc., 8.875%, 2017 (z)	10,000	10,024
Navios Maritime Holdings, Inc., 8.875%, 2017	20,000	20,150
Swift Services Holdings, Inc., 10%, 2018	45,000	48,825

		$387,857

U.S. Government Agencies and Equivalents – 1.6%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$20,000	$21,325
Small Business Administration, 6.35%, 2021	33,678	37,627
Small Business Administration, 4.34%, 2024	86,259	94,665
Small Business Administration, 4.99%, 2024	103,561	115,458
Small Business Administration, 4.86%, 2025	121,641	135,413
Small Business Administration, 4.625%, 2025	47,970	52,946
Small Business Administration, 5.11%, 2025	43,986	49,346

		$506,780

Utilities – Electric Power – 5.0%
AES Corp., 8%, 2017	$55,000	$62,563
Allegheny Energy, Inc., 5.75%, 2019 (n)	90,000	96,851
Atlantic Power Corp., 9%, 2018 (z)	15,000	15,336
Calpine Corp., 8%, 2016 (n)	35,000	37,800
Calpine Corp., 7.875%, 2020 (n)	45,000	49,613
CMS Energy Corp., 4.25%, 2015	90,000	93,571
CMS Energy Corp., 5.05%, 2022	64,000	66,383
Covanta Holding Corp., 7.25%, 2020	20,000	21,668
Covanta Holding Corp., 6.375%, 2022	5,000	5,285
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	25,000	27,750
Duke Energy Corp., 3.35%, 2015	140,000	147,874
Edison Mission Energy, 7%, 2017	30,000	16,800
EDP Finance B.V., 6%, 2018 (n)	130,000	113,089
Energy Future Holdings Corp., 10%, 2020	45,000	48,038
Energy Future Holdings Corp., 10%, 2020	85,000	92,438
Energy Future Holdings Corp., 11.75%, 2022 (n)	15,000	15,336
Exelon Generation Co. LLC, 5.35%, 2014	40,000	42,370
Exelon Generation Co. LLC, 5.2%, 2019	65,000	71,095
GenOn Energy, Inc., 9.875%, 2020	55,000	53,625

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
NRG Energy, Inc., 7.375%, 2017	$20,000	$20,800
NRG Energy, Inc., 8.25%, 2020	80,000	82,800
Oncor Electric Delivery Co., 4.1%, 2022 (n)	95,000	96,857
PPL WEM Holdings PLC, 3.9%, 2016 (n)	110,000	115,286
Progress Energy, Inc., 3.15%, 2022	127,000	128,164
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	20,000	13,650

		$1,535,042

Total Bonds (Identified Cost, $28,837,375)		$30,189,188

PREFERRED STOCKS – 0.1%
Other Banks & Diversified Financials – 0.1%
Ally Financial, Inc., 7% (z)	20	$17,818
GMAC Capital Trust I, 8.125%	1,075	25,854

Total Preferred Stocks (Identified Cost, $46,093)		$43,672

CONVERTIBLE BONDS – 0.1%
Network & Telecom – 0.1%
Nortel Networks Corp., 2.125%, 2014 (Identified Cost, $34,544) (a)(d)	$35,000	$34,650

COMMON STOCKS – 0.1%
Automotive – 0.0%
Accuride Corp. (a)	791	$4,746

Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (a)	4	$11,600

Printing & Publishing – 0.0%
American Media Operations, Inc. (a)	858	$4,762

Total Common Stocks (Identified Cost, $32,622)		$21,108

	Strike Price	First Exercise

WARRANTS – 0.1%
Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $14,912) (a)	$0.01	7/14/10	7	$20,300

CONVERTIBLE PREFERRED STOCKS – 0.1%
Automotive – 0.1%
General Motors Co., 4.75% (Identified Cost, $26,000)	520	$17,264

FLOATING RATE LOANS (g)(r) – 0.0%
Financial Institutions – 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017 (Identified Cost, $14,562)	$14,622	$13,742

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	319,447	$319,447

Total Investments (Identified Cost, $29,325,555)		$30,659,371

OTHER ASSETS, LESS LIABILITIES – 0.7%		219,605

Net Assets – 100.0%		$30,878,976

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(e)	Guaranteed by Minister for Finance of Ireland.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,072,278 representing 22.9% of net assets.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11	$18,750	$17,818
American Media, Inc., 13.5%, 2018	12/22/10	3,394	3,146
Atlantic Power Corp., 9%, 2018	10/26/11-3/02/12	14,921	15,336
Avaya, Inc., 7%, 2019	5/24/12	9,158	9,275
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040	3/01/06	168,323	109,529
CIT Group, Inc., 7%, 2017	6/26/12	13,487	13,462
Ceridian Corp., 8.875%, 2019	6/28/12	5,000	5,163
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020	6/28/12	5,000	5,150
Crest Ltd., “A1” CDO, FRN, 0.94%, 2018	1/21/10	39,447	44,639
Dynacast International LLC, 9.25%, 2019	7/12/11-7/14/11	20,228	20,750
Experian Finance PLC, 2.375%, 2017	6/26/12	199,102	200,224
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020	4/12/12	5,000	5,211
Falcon Franchise Loan LLC, FRN, 5.43%, 2025	1/29/03	9,645	20,057
First Union National Bank Commercial Mortgage Trust, FRN, 1.819%, 2043	12/11/03	162	109
Heckmann Corp., 9.875%, 2018	4/04/12	19,892	19,000
Host Hotels & Resorts, Inc., 5.25%, 2022	6/26/12-6/27/12	20,637	20,500
LBI Media, Inc., 8.5%, 2017	7/18/07	29,697	6,225
Libbey Glass, Inc., 6.875%, 2020	5/11/12	5,000	5,136
Local TV Finance LLC, 9.25%, 2015	12/10/07-11/30/10	25,856	26,302
Morgan Stanley Capital I, Inc., FRN, 1.333%, 2039	7/20/04	16,749	10,439

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017	4/05/12	$9,823	$10,250
Navios Maritime Holdings, Inc., 8.875%, 2017	6/27/12	10,000	10,024
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	20,359	21,300
Prudential Securities Secured Financing Corp., FRN, 7.266%, 2013	12/06/04	173,106	170,388
Rite Aid Corp., 9.25%, 2020	5/03/12-5/21/12	9,888	10,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019	5/30/12	5,000	5,194
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020	5/24/12	10,000	10,450
Salomon Brothers Mortgage Securities, Inc., FRN, 7.271%, 2032	1/07/05	135,430	138,707
Townsquare Radio LLC, 9%, 2019	3/30/12	9,903	10,450
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12-6/15/12	10,167	10,400
Total Restricted Securities			$954,634
% of Net Assets			3.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

SEK	Swedish Krona

Derivative Contracts at 6/30/12

Forward Foreign Currency Exchange Contracts at 6/30/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	Merrill Lynch International Bank	115,023	7/13/12	$114,742	$112,953	$1,789
SELL	DKK	Goldman Sachs International	170,992	7/13/12	30,054	29,113	941
SELL	GBP	Barclays Bank PLC	114,932	7/13/12	182,162	179,996	2,166
SELL	GBP	Deutsche Bank AG	114,932	7/13/12	182,129	179,996	2,133
BUY	JPY	Credit Suisse Group	19,043,808	7/13/12	235,510	238,275	2,765
SELL	SEK	Credit Suisse Group	102,773	7/13/12	15,055	14,852	203

							$9,997

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	30,859	7/13/12	$31,434	$31,555	$(121)
BUY	EUR	JPMorgan Chase Bank N.A.	644,201	7/13/12	842,280	815,300	(26,980)
SELL	EUR	UBS AG	1,042,241	7/13/12	1,306,518	1,319,059	(12,541)

							$(39,642)

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 6/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
U.S. Treasury Note 10 yr (Short)	USD	7	$933,625	September - 2012	$(2,540)

At June 30, 2012, the fund had liquid securities with an aggregate value of $8,456 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

MFS Strategic Income Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $29,006,108)	$30,339,924
Underlying affiliated funds, at cost and value	319,447
Total investments, at value (identified cost, $29,325,555)	$30,659,371
Cash	27,580
Receivables for
Forward foreign currency exchange contracts	9,997
Daily variation margin on open futures contracts	3,828
Investments sold	193,347
Fund shares sold	48
Interest	463,656
Receivable from investment adviser	10,262
Other assets	242
Total assets		$31,368,331
Liabilities
Payables for
Forward foreign currency exchange contracts	$39,642
Investments purchased	334,280
Fund shares reacquired	76,456
Payable to affiliates
Shareholder servicing costs	88
Distribution and/or service fees	109
Payable for independent Trustees’ compensation	15
Accrued expenses and other liabilities	38,765
Total liabilities		$489,355
Net assets		$30,878,976
Net assets consist of
Paid-in capital	$28,889,843
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,299,990
Accumulated net realized gain (loss) on investments and foreign currency	(1,545,591)
Undistributed net investment income	2,234,734
Net assets		$30,878,976
Shares of beneficial interest outstanding		2,938,946

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$25,544,251	2,423,480	$10.54
Service Class	5,334,725	515,466	10.35

See Notes to Financial Statements

MFS Strategic Income Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/12
Net investment income
Income
Interest	$865,813
Dividends	5,151
Dividends from underlying affiliated funds	497
Foreign taxes withheld	(12)
Total investment income		$871,449
Expenses
Management fee	$111,277
Distribution and/or service fees	7,476
Shareholder servicing costs	1,869
Administrative services fee	8,701
Independent Trustees’ compensation	698
Custodian fee	10,247
Shareholder communications	6,973
Audit and tax fees	32,479
Legal fees	335
Miscellaneous	14,360
Total expenses		$194,415
Fees paid indirectly	(7)
Reduction of expenses by investment adviser	(59,699)
Net expenses		$134,709
Net investment income		$736,740
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$360,909
Futures contracts	(21,869)
Swap agreements	2,744
Foreign currency	56,253
Net realized gain (loss) on investments and foreign currency		$398,037
Change in unrealized appreciation (depreciation)
Investments	$486,512
Futures contracts	(2,540)
Swap agreements	(2,263)
Translation of assets and liabilities in foreign currencies	(51,132)
Net unrealized gain (loss) on investments and foreign currency translation		$430,577
Net realized and unrealized gain (loss) on investments and foreign currency		$828,614
Change in net assets from operations		$1,565,354

See Notes to Financial Statements

MFS Strategic Income Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/12 (unaudited )	Year ended 12/31/11
Change in net assets
From operations
Net investment income	$736,740	$1,534,249
Net realized gain (loss) on investments and foreign currency	398,037	192,275
Net unrealized gain (loss) on investments and foreign currency translation	430,577	(203,039)
Change in net assets from operations	$1,565,354	$1,523,485
Distributions declared to shareholders
From net investment income	$—	$(1,781,713)
Change in net assets from fund share transactions	$(2,031,653)	$(3,257,529)
Total change in net assets	$(466,299)	$(3,515,757)
Net assets
At beginning of period	31,345,275	34,861,032
At end of period (including undistributed net investment income of $2,234,734 and $1,497,994, respectively)	$30,878,976	$31,345,275

See Notes to Financial Statements

MFS Strategic Income Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$10.04		$10.14	$9.68	$8.72	$10.55	$10.67
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.48	$0.50	$0.51	$0.56	$0.59
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		(0.01)	0.45	1.41	(1.76)	(0.20)
Total from investment operations	$0.50		$0.47	$0.95	$1.92	$(1.20)	$0.39
Less distributions declared to shareholders
From net investment income	$—		$(0.57)	$(0.49)	$(0.96)	$(0.63)	$(0.51)
Net asset value, end of period (x)	$10.54		$10.04	$10.14	$9.68	$8.72	$10.55
Total return (%) (k)(r)(s)(x)	4.98	(n)	4.74	10.11	24.25	(12.12)	3.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.12	1.14	1.18	1.21	1.16
Expenses after expense reductions (f)	0.80	(a)	0.80	0.82	0.85	0.85	0.85
Net investment income	4.68	(a)	4.69	5.07	5.63	5.66	5.63
Portfolio turnover	23	(n)	30	46	52	41	49
Net assets at end of period (000 omitted)	$25,544		$25,048	$28,120	$27,652	$20,331	$32,507

Service Class	Six months ended 6/30/12		Years ended 12/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$9.87		$9.97	$9.53	$8.60	$10.40	$10.54
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.45	$0.47	$0.48	$0.53	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		0.00 (w)	0.44	1.39	(1.73)	(0.21)
Total from investment operations	$0.48		$0.45	$0.91	$1.87	$(1.20)	$0.35
Less distributions declared to shareholders
From net investment income	$—		$(0.55)	$(0.47)	$(0.94)	$(0.60)	$(0.49)
Net asset value, end of period (x)	$10.35		$9.87	$9.97	$9.53	$8.60	$10.40
Total return (%) (k)(r)(s)(x)	4.86	(n)	4.53	9.79	23.88	(12.26)	3.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42	(a)	1.37	1.39	1.43	1.47	1.41
Expenses after expense reductions (f)	1.05	(a)	1.05	1.07	1.10	1.10	1.10
Net investment income	4.43	(a)	4.44	4.83	5.40	5.46	5.39
Portfolio turnover	23	(n)	30	46	52	41	49
Net assets at end of period (000 omitted)	$5,335		$6,298	$6,741	$6,749	$5,834	$8,192

See Notes to Financial Statements

MFS Strategic Income Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Strategic Income Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Strategic Income Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$47,864	$49,718	$4,762	$102,344
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	506,780	—	506,780
Non-U.S. Sovereign Debt	—	4,472,765	—	4,472,765
Corporate Bonds	—	18,757,893	—	18,757,893
Residential Mortgage-Backed Securities	—	407,562	—	407,562
Commercial Mortgage-Backed Securities	—	356,687	—	356,687
Asset-Backed Securities (including CDOs)	—	336,912	—	336,912
Foreign Bonds	—	5,385,239	—	5,385,239
Floating Rate Loans	—	13,742	—	13,742
Mutual Funds	319,447	—	—	319,447
Total Investments	$367,311	$30,287,298	$4,762	$30,659,371

Other Financial Instruments
Futures Contracts	$(2,540)	$—	$—	$(2,540)
Forward Foreign Currency Exchange Contracts	—	(29,645)	—	(29,645)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/11	$10,202
Change in unrealized appreciation (depreciation)	(5,440)
Balance as of 6/30/12	$4,762

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2012 is $(5,440).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund were futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(2,540)
Foreign Exchange	Forward Foreign Currency Exchange	9,997	(39,642)
Total		$9,997	$(42,182)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency
Interest Rate	$(21,869)	$—	$—
Foreign Exchange	—	—	60,325
Credit	—	2,744	—
Total	$(21,869)	$2,744	$60,325

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(2,540)	$—	$—
Foreign Exchange	—	—	(53,611)
Credit	—	(2,263)	—
Total	$(2,540)	$(2,263)	$(53,611)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the agreement notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/11
Ordinary income (including any short-term capital gains)	$1,781,713

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/12
Cost of investments	$29,553,379
Gross appreciation	1,953,522
Gross depreciation	(847,530)
Net unrealized appreciation (depreciation)	$1,105,992

As of 12/31/11
Undistributed ordinary income	1,788,482
Capital loss carryforwards	(1,690,793)
Other temporary differences	(289,957)
Net unrealized appreciation (depreciation)	616,047

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/16	$ (734,062)
12/31/17	(950,250)
Total	$(1,684,312)

Post-enactment losses:
Long-Term	$(6,481)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/12	Year ended 12/31/11
Initial Class	$—	$1,441,082
Service Class	—	340,631
Total	$—	$1,781,713

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Average daily net assets in excess of $1billion	0.65%

The management fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.80% of average daily net assets for the Initial Class shares and 1.05% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2012, this reduction amounted to $59,617 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2012, the fee was $1,631, which equated to 0.0103% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2012, these costs amounted to $238.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2012 was equivalent to an annual effective rate of 0.0547% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $168 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $82, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$51,189
Investments (non-U.S. Government securities)	$6,968,858	$7,022,105

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	213,001	$2,187,552	327,891	$3,347,478
Service Class	20,747	211,332	159,197	1,591,181
	233,748	$2,398,884	487,088	$4,938,659
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	145,124	$1,441,082
Service Class	—	—	34,865	340,631
	—	$—	179,989	$1,781,713

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(285,418)	$(2,963,697)	(750,775)	$(7,657,569)
Service Class	(143,628)	(1,466,840)	(231,553)	(2,320,332)
	(429,046)	$(4,430,537)	(982,328)	$(9,977,901)
Net change
Initial Class	(72,417)	$(776,145)	(277,760)	$(2,869,009)
Service Class	(122,881)	(1,255,508)	(37,491)	(388,520)
	(195,298)	$(2,031,653)	(315,251)	$(3,257,529)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2012, the fund’s commitment fee and interest expense were $112 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,191,135	4,422,835	(5,294,523)	319,447

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$497	$319,447

MFS Strategic Income Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2012 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: August 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: August 16, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2012

*	Print name and title of each signing officer under his or her signature.